As filed with the Securities and Exchange Commission on November 27, 1996 Registration Nos. 33-7647 and 811-4782



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                   FORM N-1A



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 40

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 41


                                 Republic Funds
               (Exact Name of Registrant as Specified in Charter)

                3435 Stelzer Road, Columbus, Ohio  43219-3035
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (614) 470-8000

                                 George O. Martinez
             3435 Stelzer Road, Columbus, Ohio  43219-3035
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Allan S. Mostoff, Esq.
       Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005

It is proposed that this filing will become effective (check appropriate box)



[ ] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[X] on January 31, 1997 pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Republic U.S. Government Money Market Fund (for its fiscal year ended September 30, 1996) on November 26, 1996; Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Fixed Income Fund and Republic
International Equity Fund for their fiscal years ended October 31, 1995 on December 28, 1995. The Registrant expects to file a Rule 24f-2 notice with respect to Republic Bond Fund, Republic Overseas Equity Fund, and Republic Opportunity Fund for their fiscal years ending October 31, 1996 on or before December 30, 1996.

         Republic Portfolios has also executed this Registration Statement.

CROSS REFERENCE SHEET

PART A; INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER                                   PROSPECTUS CAPTION

Item 1.           Cover Page                  Cover Page

Item 2.           Synopsis                    Highlights

Item 3.           Condensed Financial         Financial Highlights
                  Information

Item 4.           General Description of      Investment Objective
                  Registrant                    and Policies; Additional
                                                Risk Factors and Policies

Item 5.           Management of the Fund      Management of the Fund

Item 5A.          Management's Discussion     Not Applicable
                  of Fund Performance

Item 6.           Capital Stock and Other     Dividends and
                  Securities                   Distributions; Tax Matters;
                                               Description of
                                               Shares, Voting Rights and
                                               Liabilities

Item 7.           Purchase of Securities      Purchase of Shares;
                  Being Offered               Determination of Net
                                               Asset Value

Item 8.           Redemption or Repurchase    Redemption of Shares

Item 9.           Legal Proceedings           Not Applicable

PART B; INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

                                                  Statement of Additional
ITEM NUMBER                                       INFORMATION CAPTION

Item 10.          Cover Page                      Cover Page

Item 11.          Table of Contents               Table of Contents

Item 12.          General Information and         Not Applicable
                  History

Item 13.          Investment Objectives and       Investment Objective,
                  Policies                         Policies and Restrictions

Item 14.          Management of the Registrant    Management of the Fund;
                                                   Management of the Trust

Item 15.          Control Persons and             Other Information
                  Principal Holders of
                  Securities

Item 16.          Investment Advisory and         Management of the Fund;
                  Other Services                   Management of the Trust

Item 17.          Brokerage Allocation            Portfolio Transactions

Item 18.          Capital Stock and Other         Other Information
                  Securities

Item 19.          Purchase, Redemption and        Prospectus - Purchase of
                  Pricing of Securities Being      Shares; Prospectus -
                  Offered                          Redemption of Shares;
                                                   Prospectus - Determination
                                                   of Net Asset Value

Item 20.          Tax Status                      Taxation

Item 21.          Underwriters                    Management of the Fund -
                                                   Distributor and Sponsor;
                                                   Management of the Trust

Item 22.          Calculation of Performance      Performance Information
                  Data

Item 23.          Financial Statements            Financial Statements

PART C

         Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.

EXPLANATORY NOTE



     This post-effective amendment no. 40 (the "Amendment") to the Registrant's registration statement on Form N-1A (File no. 33-7647) (the "Registration Statement") is being filed to amend the Registrant's disclosure with respect to the Republic Bond Fund, Republic Overseas Equity Fund, and Republic Opportunity Fund, three series of shares of the Registrant (the "Funds"). The Amendment does not affect any of the Registrant's currently effective prospectuses or statements of additional information, each of which is hereby incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended.

REPUBLIC BOND FUND
3435 STELZER ROAD, COLUMBUS, OHIO  43219-3035
------------------------------------------------------------------------------
ACCOUNT AND GENERAL INFORMATION: (888) 525-5757 (TOLL FREE)

     Republic Bond Fund (the "Fund") is a diversified series of Republic Funds (the "Trust"), an open-end management investment company which currently consists of seven funds, each of which has different and distinct investment objectives and policies. Only shares of the Fund are being offered by this Prospectus. Republic National Bank of New York ("Republic" or the "Manager") is the investment manager of Fixed Income Portfolio (the "Portfolio"). Miller Anderson & Sherrerd ("MAS" or the "Sub-Adviser") continuously manages the investments of the Portfolio.

     UNLIKE OTHER OPEN-END MANAGEMENT INVESTMENT COMPANIES (MUTUAL FUNDS) WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE TRUST SEEKS TO ACHIEVE THE INVESTMENT OBJECTIVE OF THE FUND BY INVESTING ALL OF THE FUND'S INVESTABLE ASSETS ("ASSETS") IN THE PORTFOLIO, WHICH HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE INVESTMENT EXPERIENCE OF THE FUND WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE PORTFOLIO. THE PORTFOLIO IS A DIVERSIFIED SERIES OF THE REPUBLIC PORTFOLIOS, WHICH IS AN OPEN-END MANAGEMENT
INVESTMENT COMPANY. SEE "SPECIAL INFORMATION CONCERNING THE TWO-TIER FUND STRUCTURE."

     The investment objective of the Fund is to seek to realize above-average total return over a market cycle of three to five years, consistent with reasonable risk, through investment primarily in a diversified portfolio of U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed-income securities. The Portfolio's average weighted maturity will ordinarily exceed five years.

     AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     Shares are continuously offered for sale at net asset value with no sales charge by BISYS Fund Services ("BISYS") (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with BISYS.

     AN INVESTOR WHO IS NOT PURCHASING DIRECTLY FROM BISYS SHOULD OBTAIN FROM HIS SECURITIES BROKER OR SHAREHOLDER SERVICING AGENT, AND SHOULD READ IN CONJUNCTION WITH THIS PROSPECTUS, THE MATERIALS PROVIDED BY THE SECURITIES BROKER OR SHAREHOLDER SERVICING AGENT DESCRIBING THE PROCEDURES UNDER WHICH SHARES MAY BE PURCHASED AND REDEEMED THROUGH SUCH SECURITIES BROKER OR SHAREHOLDER SERVICING AGENT.

     This Prospectus sets forth concisely the information concerning the Fund that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information, dated February 1, 1997, with respect to the Fund, containing additional and more detailed information about the Fund, which is hereby incorporated by reference into this Prospectus. An investor may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address and telephone number printed above.

                             --------------------
  Investors should read this Prospectus and retain it for future reference.
                             --------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
      PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


               THE DATE OF THIS PROSPECTUS IS FEBRUARY 1, 1997

                                  HIGHLIGHTS


THE FUND                                                                PAGE 1
     Republic Bond Fund (the "Fund") is a separate series of Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of seven funds, each of which has different and distinct investment objectives and policies.

INVESTMENT OBJECTIVE AND POLICIES                                      PAGE  6
     The investment objective of the Fund is to seek to realize above-average total return over a market cycle of three to five years, consistent with reasonable risk, through investment primarily in a diversified portfolio of U.S. Government securities, corporate bonds, mortgage-backed securities and other fixed-income securities. The Trust seeks to achieve the investment objective of the Fund by investing all of the Fund's Assets in Fixed Income Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Portfolio is a series of Republic Portfolios (the "Portfolio Trust"), a master trust fund established under the law of the State of New York and organized on November 1, 1994. The Portfolio's average weighted maturity will ordinarily exceed five years. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST                        PAGE 19
     Republic acts as investment manager to the Portfolio pursuant to an Investment Management Contract with the Portfolio Trust. For its services, the Manager receives from the Portfolio a fee at the annual rate of 0.20% of the Portfolio's average daily net assets.

     MAS continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisory Agreement with the Manager. For its services, the Sub-Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal on an annual basis to 0.375% on net assets up to $50 million, 0.25% on net assets over $50 million and up to $95 million, $300,000 on net assets over $95 million and up to $150 million, 0.20% on net assets over $150 million and up to $250 million, and 0.15% on net assets over $250 million. See "Management of the Trust and the Portfolio Trust."

     BISYS acts as sponsor (the "Sponsor") and administrator of the Fund (the "Fund Administrator"), and as distributor (the "Distributor") of shares of the Fund (the "Shares"). For its services to the Fund, the Fund Administrator receives from the Fund a fee payable monthly equal on an annual basis to 0.05% of the Fund's average daily net assets, subject to certain breakpoints on assets in excess of $1 billion. BISYS Fund Services (Ireland) Limited ("BISYS (Ireland)") acts as administrator of the Portfolio (the "Portfolio Administrator"). For its services to the Portfolio, the Portfolio Administrator receives from the Portfolio a fee payable monthly equal on an annual basis to 0.05% of the average daily net assets of the Portfolio, subject to certain breakpoints on assets in excess of $1 billion.

     The Trust also has retained BISYS to distribute Shares pursuant to a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Pursuant to the terms of the Distribution Plan, the Distributor is reimbursed from the Fund for marketing costs and payments to other organizations for services rendered in distributing the Shares. This fee may not exceed 0.25% of the average daily net assets of the Fund represented by Shares outstanding and is expected to be limited to an amount such that the aggregate fees paid to the Distributor pursuant to the Distribution Plan and to the Shareholder Servicing Agents pursuant to the Administrative Services Plan do not exceed 0.25% of such assets. See "Management of the Trust."

PURCHASES AND REDEMPTIONS                                         PAGE 25 & 27
     Shares are continuously offered for sale by the Distributor at net asset value with no sales charge (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association, that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and
(iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor. For investors who purchase Shares directly from the Distributor, the minimum initial investment is $1,000 and the minimum subsequent investment is $100. The Trust offers to buy back (redeem) Shares from shareholders of the Fund at any time at net asset value. See "Purchase of Shares" and "Redemption of Shares."

DIVIDENDS AND DISTRIBUTIONS                                            PAGE 29
     The Trust declares all of the Fund's net investment income daily as a dividend to Fund shareholders and distributes all such dividends monthly. Any net realized capital gains are distributed at least annually. All Fund distributions will be invested in additional Fund shares, unless the shareholder instructs the Fund otherwise. See "Dividends and Distributions."

                                  FEE TABLE

     The following table summarizes an investor's maximum transaction costs from investing in the Fund and the estimated aggregate annual operating expenses of the Fund and the Portfolio as a percentage of the average daily net assets of the Fund during the Fund's and the Portfolio's fiscal years. The fiscal year ends of the Fund and the Portfolio are both October 31. The example illustrates the dollar cost of such estimated expenses on a $1,000 investment in the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the Trust retained the services of an investment adviser on behalf of the Fund and the Assets of the Fund were invested directly in the type of securities being held by the Portfolio.

Shareholder Transaction Expenses ................................          None
Annual Fund Operating Expenses
    Investment Advisory Fee after waiver* .......................         0.33%
    Distribution Fees (Rule 12b-1 fees) .........................         0.15%
    Other Expenses ..............................................         0.62%
                                                                          ----
    -- Shareholder Servicing Fee ........................   0.10%
    -- Administrative Services Fee ........................ 0.10%
    -- Other Operating Expenses ........................... 0.42%
Total Operating Expenses after waiver** .........................         1.10%
                                                                          ====


* Reflects a waiver of the investment management fee payable to Republic and an investment sub-advisory fee payable to MAS equal on an annual basis to 0.33% of the Fund's average daily net assets. Without such waiver, the Investment Advisory Fee would be equal on an annual basis to 0.53% of the Fund's average net assets. See "Management of the Trust and the Portfolio Trust."
** Total Operating Expenses are shown net of investment management fee waiver. Without such fee waiver, Total
     Operating Expenses would be equal on an annual basis to 1.30% of the Fund's average net assets.

EXAMPLE

     A shareholder of the Fund would pay the following expenses on a $1,000 investment in Fund shares, assuming (1) 5% annual return and (2) redemption at the end of:
     1 year  ....................................................  $11
     3 years ....................................................  $35

     THE EXAMPLE SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE AGGREGATE EXPENSES OF THE FUND AND THE PORTFOLIO, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The purpose of the expense table provided above is to assist investors in understanding the expenses of investing in the Fund and an investor's share of the aggregate operating expenses of the Fund and the Portfolio. The information is based on the expenses the Fund and the Portfolio expect to incur for the current fiscal years of the Portfolio and the Fund.** The expense table shows the expected investment management fee, investment subadvisory fee, distribution (Rule 12b-1) fee, administrative services fee and shareholder servicing fee. For a more detailed discussion of the costs and expenses of investing in the Fund, see "Management of the Trust and the Portfolio Trust."

------------
**Assuming average daily net assets of $50 million in the Fund and $75 million in the Portfolio for the current fiscal years.

     The fees paid from the Fund to each Shareholder Servicing Agent are determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in such accounts during such period, and the expenses incurred by such Shareholder Servicing Agent. Similarly, the fee from the Fund to the Distributor is in anticipation of, or as reimbursement for, expenses incurred by the Distributor in connection with the sale of Shares. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to the Shareholder Servicing Agents pursuant to the Administrative Services Plan may not exceed 0.25% of the average daily net assets of the Fund represented by Shares outstanding during the period for which payment is being made. Long-term shareholders may pay more than the economic equivalent of the maximum distribution charges permitted by the National Association of Securities Dealers, Inc.

     Some Shareholder Servicing Agents and securities brokers may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust with respect to the Fund, such as requiring a minimum initial investment or charging their customers a direct fee for their services. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Each Shareholder Servicing Agent and securities broker has agreed to transmit to shareholders who are its customers appropriate written disclosure of any transaction fees that it may charge them directly at least 30 days before the imposition of any such charge.

                             FINANCIAL HIGHLIGHTS

     The financial data shown below is to assist investors in evaluating the performance of the Fund since commencement of operations through October 31, 1996. The information shown in the following schedule has been audited by
______________________, independent auditors, whose report on the Fund's financial statements is incorporated by reference into the Statement of Additional Information from the Fund's Annual Report dated October 31, 1996. The Annual Report also includes management's discussion of fund performance, and may be obtained without charge upon request. This information should be read in conjunction with the financial statements.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
THE INDICATED PERIOD:

                                                               FOR THE PERIOD
                                                               SEPTEMBER 3, 1996
                                                                (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                              OCTOBER 31, 1996
                                                              ----------------

Net asset value, beginning of period ..................             $_____
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .............................               ____
    Net realized and unrealized gain from Portfolio ...               ____
                                                                    ------
    Total increase from investment operations .........               ____
                                                                    ------
LESS DIVIDENDS:
    From net investment income ........................              ______
    Net realized capital gains ........................               --
                                                                    ------
    Total distributions to shareholders ...............              ______
Net asset value, end of period ........................             $_____
                                                                    ======
TOTAL RETURN (a) ..........................................          _____%
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ..............             $______
    Ratio of expenses to average net assets (b) .......              ____%(c)
    Ratio of net investment income to average net
      assets (b) ......................................              ____%(c)
    Portfolio turnover rate ...........................              ____%(c)

----------

(a) Not annualized.
(b) Reflects a voluntary expense limitation and waiver of fees by affiliated parties of the Fund. If this limitation had not been in effect, the annualized ratios of expenses and net investment income to average net assets for the period August 1, 1996 (commencement of operations) to October 31, 1996 would have been:
    Ratio of expenses to average net assets  .........               ___%(c)
    Ratio of net investment income  to  average
      net  assets  ........................................          ___%(c)



                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
     The investment objective of the Fund is to seek to realize above-average total return over a market cycle of three to five years, consistent with reasonable risk, through investment in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed income securities, mortgage-backed securities of domestic issuers and other fixed-income securities. The Portfolio's average weighted maturity will ordinarily exceed five years. The investment objective of the Portfolio is the same as the investment objective of the Fund.

     There can be no assurance that the investment objective of the Fund will be achieved. The investment objective of each of the Fund and the Portfolio may be changed without investor approval. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. Shareholders of the Fund shall receive 30 days' prior written notice of any change in the investment objective of the Fund or the Portfolio.

    Since the investment characteristics of the Fund will correspond to those of the Portfolio, the following is a discussion of the various investment policies of the Portfolio.

INVESTMENT POLICIES
     The Portfolio will normally invest at least 65% of its total assets in fixed income securities. The Portfolio may invest in the following securities, which may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued, sponsored or guaranteed by the U.S. government, its agencies or instrumentalities (U.S. Government securities); corporate debt securities; corporate commercial paper; mortgage pass-throughs, mortgage-backed bonds, collateralized mortgage obligations ("CMOs") and other asset-backed securities; variable and floating rate debt securities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; obligations of international agencies or supranational entities; and foreign currency exchange-related securities.

     The Sub-Adviser will seek to achieve the Portfolio's objective by investing at least 80% of the Portfolio's assets in investment grade debt or fixed income securities. Investment grade debt securities are those rated by one or more nationally recognized statistical rating organizations ("NRSROs") within one of the four highest quality grades at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group, Inc. ("S&P") or Fitch Investors Service, Inc. ("Fitch") or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")), or in the case of unrated securities, determined by the Sub-Adviser to be of comparable quality. Securities rated by a NRSRO in the fourth highest rating category have speculative characteristics and are subject to greater credit and market risks than higher-rated bonds. See the Appendix to this Prospectus for a description of the ratings assigned by Moody's, S&P, and Fitch.

     Up to 20% of the Portfolio's assets may be invested in preferred stock, convertible securities, and in fixed income securities that at the time of purchase are rated Ba or B by Moody's or BB or B by S&P or rated comparably by another NRSRO (or, if unrated, are deemed by the Sub-Adviser to be of comparable quality). Securities rated below "investment grade," i.e., rated below Baa by Moody's or BBB by S&P, are described as "speculative" by both Moody's and S&P. Such securities are sometimes referred to as "junk bonds," and may be subject to greater market fluctuations, less liquidity and greater risk. For a complete discussion of the special risks associated with investments in lower rated securities, see "Additional Risk Factors and Policies: High Yield/High Risk Securities."

     From time to time, the Sub-Adviser may invest more than 50% of the Portfolio's assets in mortgage-backed securities including mortgage pass-through securities, mortgage-backed bonds and CMOs, that carry a guarantee from a U.S. government agency or a private issuer of the timely payment of principal and interest. For a description of the risks associated with mortgage-backed securities, see "Additional Risk Factors and Policies: Mortgage Related Securities." When investing in mortgage-backed securities, it is expected that the Portfolio's primary emphasis will be in mortgage-backed securities issued by governmental and government-related organizations such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Association ("FHLMC"). However, the Portfolio may invest without limit in mortgage-backed securities of private issuers when the Sub-Adviser determines that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. It is currently not anticipated that greater than 25% of Portfolio assets will be invested in mortgage pools comprised of securities issued by private organizations. Mortgage-backed securities issued by private issuers will be rated investment grade by Moody's or S&P or, if unrated, deemed by the Sub-Adviser to be of comparable quality.

     A mortgage-backed bond is a collateralized debt security issued by a thrift or financial institution. The bondholder has a first priority perfected security interest in collateral consisting usually of agency mortgage pass-through securities, although other assets including U.S. Treasury securities (including zero coupon Treasury bonds), agency securities, cash equivalent securities, whole loans and corporate bonds may qualify. The amount of collateral must be continuously maintained at levels from 115% to 150% of the principal amount of the bonds issued, depending on the specific issue structure and collateral type. For a complete discussion of mortgage-backed securities, see "Additional Risk Factors and Policies: Mortgage-Related Securities."

     A portion of the Portfolio's assets may be invested in bonds and other fixed income securities denominated in foreign currencies if, in the opinion of the Sub-Adviser, the combination of current yield and currency value offer attractive expected returns. These holdings may be in as few as one foreign currency bond market (such as the United Kingdom gilt market), or may be spread across several foreign bond markets. The Portfolio may also purchase securities of developing countries; however, the Portfolio does not intend to invest in the securities of Eastern European countries. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but where, in the Sub-Adviser's judgment, unacceptable currency risk exists, currency futures, forwards and options and swaps may be used to hedge the currency risk. See "Additional Risk Factors and Policies: Foreign Securities" below and the Statement of Additional Information.

     The Portfolio may invest in Eurodollar bank obligations and Yankee bank obligations. See "Additional Risk Factors and Policies -- Eurodollar and Yankee Bank Obligations" below. The Portfolio may also invest in Brady Bonds, which are issued as a result of a restructuring of a country's debt obligations to commercial banks under the "Brady Plan". See "Additional Risk Factors and Policies -- Brady Bonds" below. The Portfolio may also invest in the following instruments on a temporary basis when economic or market conditions are such that the Sub-Adviser deems a temporary defensive position to be appropriate: time deposits, certificates of deposit and bankers' acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more NRSRO in one of the two highest categories or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO; short-term corporate obligations rated high-grade by a NRSRO; U.S. Government obligations; Government agency securities issued or guaranteed by U.S. Government-sponsored instrumentalities and federal agencies; and repurchase agreements collateralized by the securities listed above. The
Portfolio may also purchase securities on a when-issued basis, lend its securities to brokers, dealers, and other financial institutions to earn income and borrow money for temporary or emergency purposes.

                    ADDITIONAL RISK FACTORS AND POLICIES

DERIVATIVES
     The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. A mutual fund, of course, derives its value from the value of the investments it holds and so might even be called a "derivative." Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Portfolio may use derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in fixed income instruments, and to enhance return when the Sub-Adviser believes the investment will assist the Portfolio in achieving its investment objective. A description of the derivatives that the Portfolio may use and some of their associated risks follows.

OPTIONS AND FUTURES TRANSACTIONS
     The Portfolio may use financial futures contracts, options on futures contracts and options on securities (collectively, "futures and options"). In addition, the Portfolio may invest in foreign currency futures contracts and options on foreign currencies and foreign currency futures. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security, currency or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying instrument.

     The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Sub-Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's potential to realize gains as well as limit its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, the Portfolio will incur transaction costs, including trading commissions and options premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Portfolio's turnover rate.

     The Portfolio will not enter into futures contracts or options thereon to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 35% of its total assets. The Portfolio will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission, or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such non-hedging positions only to the extent that assets committed to initial margin deposits on such instruments, plus premiums paid for open futures options positions, less the amount by which any such positions are "in-the-money," do not exceed 5% of the Portfolio's net assets. The Portfolio will segregate assets or "cover" its positions consistent with requirements under the 1940 Act. The Portfolio may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.

FOREIGN SECURITIES
     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Fund's earnings, assets, or transactions, limitation on the removal of cash or other assets of the Portfolio, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.
Changes  in  foreign   exchange  rates  will  affect  the  value  of  securities
denominated or quoted in currencies other than the U.S. dollar. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends and interest payments from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES
     Forward foreign currency exchange contracts ("forward contracts") are intended to minimize the risk of loss to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolio may not enter into such contracts for speculative purposes. The Portfolio has no specific limitation on the percentage of assets it may commit to forward contracts, subject to its stated investment objective and policies, except that the Portfolio will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management.

     A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security.

     The Portfolio may also combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, the Portfolio may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the credit quality of the U.S. dollar-denominated security.

     There is a risk in adopting a synthetic investment position to the extent that the value of a security denominated in U.S. dollars or other foreign currency is not exactly matched with the Portfolio's obligation under the forward contract. On the date of maturity the Portfolio may be exposed to some risk of loss from fluctuations in that currency. Although the Sub-Adviser will attempt to hold such mismatching to a minimum, there can be no assurance that the Sub-Adviser will be able to do so. When the Portfolio enters into a forward contract for purposes of creating a synthetic security, it will generally be required to hold high-grade, liquid securities or cash in a segregated account with a daily value at least equal to its obligation under the forward contract.

HIGH YIELD/HIGH RISK SECURITIES
     Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. In addition, securities rated Baa (Moody's) and BBB (S&P) are considered to have some speculative characteristics.

     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Portfolio to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Portfolio may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

     The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Sub-Adviser does not rely solely on credit ratings when selecting securities for the Portfolio, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a security held by the Portfolio, the Portfolio may retain the security if the Sub-Adviser deems it in the best interest of investors.

ZERO COUPON OBLIGATIONS
     The Portfolio may invest in zero coupon obligations, which are fixed-income securities that do not make regular interest payments. Instead, zero coupon obligations are sold at substantial discounts from their face value. The Portfolio accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations, in which case the Portfolio will forego the purchase of additional income-producing assets with these funds. The difference between a zero coupon obligation's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero coupon obligations may offer investors the opportunity to earn higher yields that those available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon obligation prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

MORTGAGE-RELATED SECURITIES
     Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs. Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities, but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, the Portfolio's mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other fixed income securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.

     Mortgage-backed securities have yield and maturity characteristics that are dependent on the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.

     Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

     Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

     Credit risk reflects the risk that the Portfolio may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

    For further information, see the Statement of Additional Information.

     Stripped Mortgage-Backed Securities. The Portfolio may invest in Stripped Mortgage-Backed Securities ("SMBS") which are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The Portfolio's investments in SMBS will be limited to 10% of net assets.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The cash flows and yields on IO and PO classes can be extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed illiquid and subject to the Portfolio's limitations on investment in illiquid securities. For further information on these securities, see the Statement of Additional Information.

     Other Asset-Backed Securities. The Portfolio may invest in securities representing interests in other types of financial assets, such as credit card receivables, automobile loan and lease receivables, aircraft lease receivables, home equity loan receivables, manufactured housing receivables, equipment loan and lease receivables, and student loan receivables. Such securities are subject to many of the same risks as are mortgage-backed securities, including prepayment risks and risks of foreclosure. They may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers. For further information on these securities, see the Statement of Additional Information.

EURODOLLAR AND YANKEE BANK OBLIGATIONS
     The Portfolio may invest in Eurodollar bank obligations and Yankee bank obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent Yankee bank) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from freely flowing across its borders. Other risks include: adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

REPURCHASE AGREEMENTS
     The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit and certain bankers' acceptances. Repurchase agreements are transactions by which the Portfolio purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase). The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The Sub-Adviser will continually monitor the value of the underlying securities to ensure that their value, including accrued interest, always equals or exceeds the repurchase price. Repurchase agreements are considered to be loans collateralized by the underlying security under the 1940 Act, and therefore will be fully collateralized.

     The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Portfolio may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Portfolio and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying securities. While the Portfolio Trust's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

ILLIQUID INVESTMENTS
     The Portfolio may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities (i) eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or (ii) commercial paper issued pursuant to Section 4(2) under the Securities Act of 1933 that are determined to be liquid in accordance with guidelines established by the Portfolio Trust's Board of Trustees. There may be delays in selling these securities and sales may be made at less favorable prices. The Portfolio has a separate policy that no more than 10% of its net assets may be invested in securities which are restricted as to resale, including Rule 144A and Section 4(2) securities.

     The Sub-Adviser may determine that a particular Rule 144A security is liquid and thus not subject to the Portfolio's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Sub-Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

BRADY BONDS
     A portion of the Portfolio's assets may be invested in certain debt obligations customarily referred to as Brady Bonds, which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former Treasury Secretary Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and are actively traded in the over-the-counter secondary market. Brady Bonds have been issued by the governments of Argentina, Costa Rica, Mexico, Nigeria, Uruguay, Venezuela, Brazil and the Philippines, as well as other emerging markets countries. Most Brady Bonds are currently rated below BBB by S&P or Baa by Moody's. In light of the risk characteristics of Brady Bonds (including uncollateralized repayment of principal at maturity for some instruments) and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative. For further information on these securities, see the Statement of Additional Information.

FLOATING AND VARIABLE RATE OBLIGATIONS
     Certain obligations that the Portfolio may purchase may have a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rates, and at specified intervals. Certain floating or variable rate obligations that may be purchased by the Portfolio may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. The demand features of certain floating or variable rate obligations may permit the holder to tender the obligations to foreign banks, in which case the ability to receive payment under the demand feature will be subject to certain risks, as described under "Foreign Securities," above.

INVERSE FLOATING RATE OBLIGATIONS
     The Portfolio may invest in inverse floating rate obligations ("inverse floaters"). Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. In addition, like most other fixed-income securities, the value of inverse floaters will generally decrease as interest rates increase. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater CMOs exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying mortgage assets.

BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS
     As a temporary defensive measure, the Portfolio may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations
("S&Ls"). Certificates of deposit are receipts from a bank or S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Portfolio may not invest in time deposits maturing in more than seven days. The Portfolio will limit its investment in time deposits maturing from two business days through seven calendar days to 15% of its total assets.

     The Portfolio will not invest in any obligation of a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (the "FDIC"), (ii) in the case of U.S. banks, it is a member of the FDIC and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Sub-Adviser to be of an investment quality comparable with other debt securities which may be purchased by the Portfolio.

     The Portfolio may also invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as a temporary defensive measure. Euro and Yankee dollar investments will involve some of the same risks as investing in foreign securities, as described above and in the Statement of Additional Information.

LOANS OF PORTFOLIO SECURITIES
     The Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, the Portfolio will not lend its portfolio securities to the extent that greater than one-third of its total assets, at fair market value, would be committed to loans at that time.

FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES
     The Portfolio may purchase and sell securities on a when-issued or firm-commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date. On the settlement date, the market value of the security may be higher or lower than its purchase or sale price under the agreement. If the other party to a when-issued or firm-commitment transaction fails to deliver or pay for the security, the Portfolio could miss a favorable price or yield opportunity or suffer a loss. The Portfolio will not earn interest on securities until the settlement date. The Portfolio will maintain in a segregated account with the custodian cash or liquid, high-grade debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the securities on a when-issued basis.

SWAPS, CAPS, FLOORS AND COLLARS
     The Portfolio may enter into swap contracts and other similar instruments in accordance with its policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which the Portfolio may enter will generally involve an agreement to pay interest streams calculated by reference to interest income linked to a specified index in one currency in exchange for a specified index in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

     The swaps in which the Portfolio may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium) and the other party pays periodic amounts based on the movement of a specified index.

     The Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high-grade debt obligations, to avoid any potential leveraging. The Portfolio will not enter into any swap agreement unless the unsecured commercial paper, senior debt or the claims-paying ability of the counterparty is rated AA or A-1 or better by S&P or Aa or P-1 or better by Moody's, rated comparably by another NRSRO or determined by the Sub-Adviser to be of comparable quality.

     Interest  rate swaps do not  involve  the  delivery  of  securities,  other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Sub-Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

PORTFOLIO TURNOVER

     The Sub-Adviser manages the Portfolio generally without regard to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. The Portfolio's annual turnover rate may exceed 100% due to changes in portfolio duration, yield curve strategy or commitments to forward delivery mortgage-backed securities. However, it is expected that the annual turnover rate for the Portfolio will not exceed 250%. Because the Portfolio may have a portfolio turnover rate of 100% or more, transaction costs incurred by the Portfolio, and the realized capital gains and losses of the Portfolio, may be greater than those of a fund with a lesser portfolio turnover rate. See "Portfolio Transactions" and "Tax Matters" below.

                           INVESTMENT RESTRICTIONS

     Each of the Portfolio and the Fund has adopted certain investment restrictions designed to reduce exposure to specific situations (except that none of these investment restrictions shall prevent the Fund from investing all of its Assets in a registered investment company with substantially the same investment objective). Some of these investment restrictions are:

(1) with respect to 75% of its assets, the Portfolio (Fund) will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio's (Fund's) total assets taken at market value would be invested in the securities of any single issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(2) with respect to 75% of its assets, the Portfolio (Fund) will not purchase a security if, as a result, the Portfolio (Fund) would hold more than 10% of the outstanding voting securities of any issuer;

(3) the Portfolio (Fund) will not invest more than 5% of its total assets in the securities of issuers (other than securities issued or guaranteed by U.S. or foreign governments or political subdivisions thereof) which have (with predecessors) a record of less than three years of continuous operation;

(4) the Portfolio (Fund) will not acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's (Fund's) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments issued by U.S. banks when the Portfolio (Fund) adopts a temporary defensive position (For the purposes of this 25% limitation, mortgage-backed securities shall not be considered a single industry.);

(5) the Portfolio (Fund) will not make loans except (i) by purchasing debt securities in accordance with its investment objective and policies, or entering into repurchase agreements and (ii) by lending its portfolio securities;

(6) the Portfolio (Fund) will not borrow money (including from a bank or through reverse repurchase agreements or forward dollar roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Portfolio (Fund) may borrow as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

(7) the Portfolio (Fund) will not issue senior securities, except as permitted under the 1940 Act; and,

(8) the Portfolio (Fund) will not invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; provided, however, that the Portfolio shall not invest in the shares of any open-end investment company unless (1) the Portfolio's Sub-Adviser waives any investment advisory fees with respect to such assets and (2) the Portfolio pays no sales charge in connection with the investment.

Limitations (1), (2), (4), (5), (6) and (7) and certain other limitations described in the Statement of Additional Information are fundamental and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio or the Fund, as the case may be. The other investment restrictions described here and in the Statement of Additional Information are not fundamental policies meaning that the Board of Trustees of the Portfolio Trust may change them without investor approval. If a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

           SPECIAL INFORMATION CONCERNING THE TWO-TIER FUND STRUCTURE

     The Trust, which is an open-end investment company, seeks to achieve the investment objective of the Fund by investing all of the Fund's Assets in the Portfolio, a series of a separate open-end investment company with the same investment objective as the Fund. Other mutual funds or institutional investors may invest in the Portfolio on the same terms and conditions as the Fund. However, these other investors may have different sales commissions and other operating expenses which may generate different aggregate performance results. Information concerning other investors in the Portfolio is available by calling the Sponsor at (614) 470-8000. The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

     The investment objective of the Fund may be changed without the approval of the shareholders of the Fund and the investment objective of the Portfolio may be changed without the approval of the investors in the Portfolio. Shareholders of the Fund shall receive 30 days prior written notice of any change in the investment objective of the Fund or the Portfolio. For a description of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective and Policies" above.

     Except as permitted by the Securities and Exchange Commission, whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will hold a meeting of the shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes of the Fund's shareholders even if all Fund shareholders did not vote. Even if the Trust votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.

     The Trust may withdraw the Fund's investment in the Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if the Board of Trustees of the Trust determines that it is otherwise in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. In the event the Trustees of the Trust were unable to accomplish either, the Trustees will determine the best course of action.

     As with traditionally structured funds which have large investors, the actions of such large investors may have a material effect on smaller investors. For example, if a large investor withdraws from the Portfolio, a small remaining fund may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk.

     For descriptions of the management and expenses of the Portfolio, see "Management of the Trust and the Portfolio Trust" below and in the Statement of Additional Information.

               MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST

     The business and affairs of the Trust and the Portfolio Trust are managed under the direction of their respective Boards of Trustees. The Trustees of each of the Trust and the Portfolio Trust are Frederick C. Chen, Alan S. Parsow, Larry M. Robbins and Michael Seely. Additional information about the Trustees, as well as the executive officers of the Trust and the Portfolio Trust, may be found in the Statement of Additional Information under the caption "Management of the Trust and the Portfolio Trust -- Trustees and Officers."


     A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and of the Portfolio Trust. Under the conflicts of interest procedures, the Trustees will review on a quarterly basis any potential conflicts of interests after consulting with Fund counsel, the Manager and the Fund Administrator. If a potential conflict of interest arises, the Board of Trustees of the entity that may be adversely affected will take such action as is reasonably appropriate to resolve the conflict, up to and including establishing a new Board of Trustees for such entity. See "Management of the Trust and the Portfolio Trust" in the Statement of Additional Information for more information about the Trustees and the executive officers of the Trust and the Portfolio Trust.

INVESTMENT MANAGER
     Republic, whose address is 452 Fifth Avenue, New York, New York 10018, serves as investment manager to the Portfolio pursuant to an Investment Management Contract with the Portfolio Trust. Subject to the general guidance and the policies set by the Trustees of the Portfolio Trust, Republic provides general supervision over the investment management functions performed by the Sub-Adviser. For its services under the Investment Management Contract, the Manager receives from the Portfolio Trust a fee, payable monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets.

     Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. As of December 31, 1996, Republic was the ____ largest commercial bank in the United States measured by deposits and the ____ largest commercial bank measured by shareholder equity.


     Republic and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations purchased for the Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of obligations so purchased.

     Based upon the advice of counsel, Republic believes that the performance of investment advisory and other services for the Portfolio will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Republic from continuing to perform such services for the Portfolio. If Republic were prohibited from acting as investment manager to the Portfolio, it is expected that the Trust's Board of Trustees would recommend to Fund shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.

SUB-ADVISER

     MAS continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisory Agreement with the Manager. For its services, the Sub-Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal to 0.375% of net assets up to $50 million, 0.25% of net assets over $50 million up to $95 million, $300,000 of net assets over $95 million up to $150 million, 0.20% of net assets over $150 million up to $250 million, and 0.15% of net assets over $250 million. For the fiscal year ended October 31, 1996, such fee equaled ___% of the Portfolio's average daily net assets. It is the responsibility of the Sub-Adviser not only to make investment decisions for the Portfolio, but also to place purchase and sale orders for the portfolio transactions of the Portfolio. See "Portfolio Transactions."

     MAS, whose address is One Tower Bridge, West Conshohocken, Pennsylvania 19428, is a Pennsylvania limited partnership founded in 1969. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors. As of October 31, 1996, MAS had in excess of $____ billion in assets under management.


     On January 3, 1996, Morgan Stanley Group Inc. acquired MAS in a transaction in which Morgan Stanley Asset Management Holdings Inc., an indirect wholly owned subsidiary of Morgan Stanley Group Inc., became the sole general partner of MAS. Morgan Stanley Asset Management Holdings Inc. and two other wholly owned subsidiaries of Morgan Stanley Group Inc. became the limited partners of MAS. Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries are engaged in a wide range of financial services.

     Kenneth B. Dunn, whose business experience for the past five years is provided below, is the individual portfolio manager responsible for management of the Portfolio.

        Partner, MAS, since prior to 1991. Portfolio Manager, MAS Fixed Income and MAS Domestic Fixed Income Portfolios, since 1987; MAS Fixed Income II Portfolio, since 1990; MAS Mortgage-Backed Securities and Special Purpose Fixed Income Portfolios, since 1992; and, MAS Municipal and PA Municipal Portfolios, since 1994.


DISTRIBUTOR AND SPONSOR

     BISYS, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as sponsor and principal underwriter and distributor of the Shares pursuant to a Distribution Contract with the Trust. The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. BISYS and its affiliates also serve as administrator or distributor to other investment companies. BISYS is a wholly owned subsidiary of BISYS Group, Inc.


     Pursuant to a Distribution Plan adopted by the Trust (the "Plan"), the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Fund Shares and for the provision of certain shareholder services with respect to Shares. The amount of this reimbursement may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Shares outstanding during the period for which payment is being made. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of Shares and who provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 0.25% of the Fund's average daily net assets represented by Shares outstanding during the period for which payment is being made. Salary expense of BISYS personnel who are responsible for marketing shares of the various portfolios of the Trust may be allocated to such portfolios on the basis of average net assets; travel expense is allocated to, or divided among, the particular portfolios for which it is incurred.

     Any payment by the Distributor or reimbursement of the Distributor from the Fund made pursuant to the Plan is contingent upon the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount (0.25% per annum of the Fund's average daily net assets represented by Shares outstanding) payable under the Plan in that year.

ADMINISTRATIVE  SERVICES  PLAN
     The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") with respect to Fund Shares which provides that the Trust may obtain the services of an administrator, transfer agent, custodian and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services.

FUND ADMINISTRATOR AND PORTFOLIO ADMINISTRATOR

     Pursuant to Administration Agreements, BISYS and BISYS (Ireland) provide each of the Fund and the Portfolio, respectively, with general office facilities, and supervise the overall administration of the Fund and the Portfolio including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund and the Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Fund and the Portfolio. For its services to the Fund, the Fund Administrator receives from the Fund fees payable monthly equal on an annual basis (for the Fund's then-current fiscal year) to 0.05% of the Fund's average daily net assets up to $1 billion, 0.04% of the Fund's average daily net assets in excess of $1 billion up to $2 billion, and 0.035% of the Fund's average daily net assets in excess of $2 billion. The administrative services fees of the Fund are subject to an annual minimum fee. See the Statement of Additional
Information. For its services to the Portfolio, the Portfolio Administrator receives from the Portfolio fees payable monthly equal on an annual basis (for the Portfolio's then-current fiscal year) to 0.05% of the Portfolio's average daily net assets up to $1 billion, 0.04% of the Portfolio's average daily net assets in excess of $1 billion up to $2 billion, and 0.035% of the Portfolio's averge daily net assets in excess of $2 billion.

     The Fund Administrator and the Portfolio Administrator provide persons satisfactory to the respective Boards of Trustees to serve as officers of the Trust and the Portfolio Trust. Such officers, as well as certain other employees of the Trust and of the Portfolio Trust, may be directors, officers or employees of the Fund Administrator, the Portfolio Administrator, or their affiliates.

     BISYS, BISYS (Ireland) and their affiliates also serve as administrator and distributor of other investment companies. BISYS and BISYS (Ireland) are wholly owned subsidiaries of BISYS Group, Inc.



TRANSFER AGENT AND CUSTODIAN
     Each of the Trust and the Portfolio Trust has entered into a Transfer Agency Agreement with Investors Bank & Trust Company ("IBT") pursuant to which IBT acts as transfer agent (the "Transfer Agent") for the Fund and the Portfolio. The Transfer Agent maintains an account for each shareholder of the Fund and investor in the Portfolio, performs other transfer agency functions, and acts as dividend disbursing agent for the Fund. Pursuant to respective Custodian Agreements, IBT also acts as the custodian (the "Custodian") of the assets of the Fund and the Portfolio. The Portfolio Trust's Custodian Agreement provides that the Custodian may use the services of sub-custodians with respect to the Portfolio. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and the Portfolio's cash and securities, and handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of the Portfolio. Securities held for the Portfolio may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depositary Trust Company. The Custodian does not determine the investment policies of the Fund or the Portfolio or decide which securities will be purchased or sold for the Portfolio. Assets of the Portfolio may, however, be invested in securities of the Custodian and the Portfolio Trust may deal with the Custodian as principal in securities transactions for the Portfolio. For its services, IBT receives such compensation as may from time to time be agreed upon by it and the Trust or the Portfolio Trust.

SHAREHOLDER SERVICING AGENTS
     The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including Republic, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of Shares may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary  personnel  and  facilities  to  establish  and  maintain  shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. For these services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 0.25% of the Fund's average daily net assets represented by Shares outstanding during the period for which payment is being made.

     The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees.

     The  Glass-Steagall  Act  prohibits  certain  financial  institutions  from engaging in the business of underwriting securities of open-end investment companies, such as shares of the Fund. The Trust engages banks as Shareholder Servicing Agents on behalf of the Fund only to perform administrative and shareholder servicing functions as described above. The Trust believes that the Glass-Steagall Act should not preclude a bank from acting as a Shareholder Servicing Agent. There is presently no controlling precedent regarding the performance of shareholder servicing activities by banks. Future changes in either federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Fund shareholders, and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Fund would suffer any adverse financial consequences as a result of these occurrences.

OTHER EXPENSES

     The Fund bears all costs of its operations other than expenses specifically assumed by the Distributor, Manager or the Sub-Adviser. See "Management of the Trust -- Expenses and Expense Limits" in the Statement of Additional Information. Trust expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among all the portfolios in the Trust in relation to the net assets of each portfolio. For the period from August 1, 1996 (commencement of operations) through October 31, 1996, the Fund's operating expenses equaled on an annual basis ____% of its average daily net assets.

                            PORTFOLIO TRANSACTIONS

     To the extent consistent with applicable legal requirements, the Sub-Adviser may place orders for the purchase and sale of portfolio investments for the Portfolio with Republic New York Securities Corporation, subject to obtaining best price and execution for a particular transaction. See the Statement of Additional Information.

                       DETERMINATION OF NET ASSET VALUE

     The net asset value of the Shares is determined on each day on which the New York Stock Exchange is open for regular trading ("Fund Business Day"). This determination is made once during each such day as of 4:00 p.m., New York time, by dividing the value of the Fund's net assets (i.e., the value of its investment in the Portfolio and other assets less its liabilities, including expenses payable or accrued) by the number of Shares outstanding at the time the determination is made.

     The value of the Fund's investment in the Portfolio is also determined once daily at 4:00 p.m., New York time, on each day the New York Stock Exchange is open for regular trading ("Portfolio Business Day").

     The determination of the value of the Fund's investment in the Portfolio is made by subtracting from the value of the total assets of the Portfolio the amount of the Portfolio's liabilities and multiplying the difference by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio.

     Values of assets held by the Portfolio are determined on the basis of their market or other fair value, as described in the Statement of Additional Information.

                              PURCHASE OF SHARES

     Shares may be purchased through Shareholder Servicing Agents or through securities brokers that have entered into a dealer agreement with the Distibutor ("Securities Brokers"). Shares may be purchased without a sales load at their net asset value next determined after an order is transmitted to and accepted by the Distributor or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Distributor. Purchases are therefore effected on the same day the purchase order is received by the Distributor provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.

     While there is no sales load on purchases of Shares, the Distributor may receive fees from the Fund. See "Management of the Trust -- Distributor and Sponsor." Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

     All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

     An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or his securities broker to purchase such Shares on his behalf through the Distributor.

     Exchange Privilege. By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder may exchange some or all of his Shares for shares of the retail class of one or more of the following investment companies (or series thereof) at net asset value without a sales charge: Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Overseas Equity Fund, Republic Opportunity Fund and such other Republic Funds or other registered investment companies (or series thereof) for which Republic serves as investment adviser as Republic may determine. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other Republic Fund which may produce a gain or loss for tax purposes.

     The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges legally may be made. A shareholder considering an exchange should obtain and read the prospectus of the other Republic Fund and consider the differences in investment objectives and policies before making any exchange.

DIRECTLY THROUGH THE DISTRIBUTOR
     For each shareholder who purchases Shares directly through the Distributor, the Trust, as the shareholder's agent, establishes an open account to which all Shares purchased are credited together with any dividends and capital gains distributions which are paid in additional Shares. See "Dividends and Distributions." The minimum initial investment is $1,000, except the minimum initial investment for an Individual Retirement Account is $250. The minimum subsequent investment is $100. Initial and subsequent purchases may be made by writing a check (in U.S. dollars) payable to the Republic Funds -- Taxable Bond Fund and mailing it to:

            Republic Funds
            c/o Investors Bank & Trust Company
            P.O. Box 1537 MFD23
            Boston, Massachusetts 02205-1537

     In the case of an initial purchase, the check must be accompanied by a completed Purchase Application.

     In the case of subsequent purchases, a shareholder may transmit purchase payments by wire directly to the Fund's custodian bank at the following address:

            Investors Bank & Trust Company
            Boston, Massachusetts
            Attn: Transfer Agent
            ABA # 011001438
            Acct. # 5999-99451
            For further credit to the Republic Funds
            (Republic Taxable Bond Fund, account name, account #)

     The wire order must specify the Fund, the account name, number, confirmation number, address, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order.

     Automatic Investment Plan. The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from IBT at the telephone number listed on the back cover.

     For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER
     Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Shareholder Servicing Agents and securities brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

     Shareholder Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

     For further information on how to direct a securities broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his securities broker or his Shareholder Servicing Agent (see back cover for address and phone number).

                               RETIREMENT PLANS

     Shares are  offered  in  connection  with  tax-deferred  retirement  plans.
Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. Recently enacted federal tax legislation has substantially affected the tax treatment of contributions to certain retirement plans. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS
     Shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming IBT, as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

DEFINED CONTRIBUTION PLANS
     Investors who are self-employed may purchase Shares for retirement plans for self-employed persons which are known as Defined Contribution Plans (formerly Keogh or H.R. 10 Plans). Republic offers a prototype plan for Money Purchase and Profit Sharing Plans.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

     The Fund may be used as a vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended (the "Code"), with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities and certain affiliates of such entities. The Fund may also be used as a vehicle for both 401(k) plans and 403 (b) plans.

                             REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his securities broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the Fund Business Day prior to the day the redemption is effected.


     The proceeds of a redemption are normally paid from the Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

     Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his securities broker or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his securities broker or his Shareholder Servicing Agent (see back cover for address and phone number).

SYSTEMATIC WITHDRAWAL PLAN
     Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which they redeem at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR
     Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Fund's transfer agent, however, may reject redemption instructions if the guarantor is neither a member or not a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

    An investor may redeem Shares in any amount by written request mailed to the Transfer Agent at the following address:

            The Republic Funds
            c/o Investors Bank & Trust Company
            P.O. Box 1537 MFD23
            Boston, Massachusetts 02205-1537

     Checks for redemption proceeds normally will be mailed within seven days, but will not be mailed until all checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to 15 days or more. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

     Redemption by Wire or Telephone. An investor may redeem Shares by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserves the right to refuse telephone and wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities dealer or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

                         DIVIDENDS AND DISTRIBUTIONS

     The Trust declares all of the Fund's net investment income daily as a dividend to Fund shareholders. Dividends substantially equal to all of the Fund's net investment income earned during the month are distributed in that month to Fund shareholders of record. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Portfolio, except as required for federal income tax purposes.

     The Fund's net realized short-term and long-term capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

     Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

     Certain mortgage-backed securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as ordinary discount income or bond premium expense) will not normally be considered as income to the Portfolio and therefore will not be distributed as dividends to Fund shareholders. Rather, these payments on mortgage-backed securities generally will be reinvested by the Portfolio in accordance with its investment objective and policies.

                                 TAX MATTERS

    This discussion is intended for general information only. An investor should consult with his own tax advisor as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.

     Each year, the Trust intends to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under Subchapter M of the Code. To so qualify, the Fund must meet certain income, distribution and diversification requirements. Provided such requirements are met and all investment company taxable income and net realized capital gains of the Fund are distributed to shareholders in accordance with the timing requirements imposed by the Code, generally no federal income or excise taxes will be paid by the Fund on amounts so distributed.

     Dividends and capital gains distributions, if any, paid to shareholders are treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. Shareholders must treat dividends, other than long-term capital gain dividends, as ordinary income. Dividends designated by the Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shares of the Fund have been held by the shareholders. Certain dividends declared in October, November, or December of a calendar year to shareholders of record on a date in such a month are taxable to shareholders (who otherwise are subject to tax on dividends) as though received on December 31 of that year if paid to shareholders during January of the following calendar year.

     Foreign Tax Withholding. Income received by the Portfolio from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to treat its share of any non-U.S. income and similar taxes it pays (or which are paid by the Portfolio) as though the taxes were paid by the Fund's shareholders. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund or Portfolio, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit. Shareholders will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund or Portfolio will be treated as paid by the Fund's shareholders for that year. Furthermore, foreign shareholders may be subject to U.S. tax at the rate of 30% (or lower treaty rate) of the income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but will not be able to claim a credit or deduction for the foreign taxes treated as having been paid by them.

     The Fund  generally  will be required to withhold  federal  income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number ("TIN") or social security number and to make such certifications as the Fund may require, (2) the Internal Revenue Service notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the Internal Revenue Service and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's federal income tax liability. Dividends from the Fund attributable to the Fund's net investment income and short-term capital gains generally will be subject to U.S. withholding tax when paid to shareholders treated under U.S. tax law as nonresident alien individuals or foreign corporations, estates, partnerships or trusts.

     The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as each series of the Trust (including the Fund) qualifies as a "regulated investment company" under the Code.

     For additional information relating to the tax aspects of investing in the Fund, see the Statement of Additional Information.

             DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has seven series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares.

     Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances the shareholders of one or more series could control the outcome of these votes.

     The series of the Portfolio Trust will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of the Portfolio Trust could control the outcome of these votes.

     Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Portfolio Trust is organized as a master trust fund under the laws of the State of New York. The Portfolio is a separate series of the Portfolio Trust, which currently has two other series. The Portfolio Trust's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations.
Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the investment of all of the Assets of the Fund in the Portfolio.

     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each Portfolio Business Day. At 4:00 p.m., New York time, on each Portfolio Business Day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., New York time, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., New York time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., New York time, on the following Portfolio Business Day.

                           PERFORMANCE INFORMATION

     Yield and total return data for the Fund may from time to time be included in advertisements about the Trust. "Total return" is expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years. All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. "Yield" refers to the income generated by an investment in the Fund over the 30-day (or one month) period ended on the date of the most recent balance sheet of the Fund included in the Trust's registration statement with respect to the Fund. See the Statement of Additional Information for further information concerning the calculation of yield and total return data.

     The following table sets forth the average annual total returns of all institutional separate accounts managed by the Sub-Adviser with investment objectives, policies and restrictions substantially similar to the Fund and the Portfolio and which have been managed as the Portfolio has been, and is expected to be, managed.

     The composite data is provided to illustrate the past performance of the Sub-Adviser in managing substantially similar accounts as measured against the specified market index and does not represent the performance of the Fund or the Portfolio. While the Fund was not operational before August 1, 1996 and has no performance history to compare to the Sub-Adviser composite or the specified index, the Portfolio has been operational since January 9, 1995. Accordingly, a Fund composite reflecting the Portfolio's performance, adjusted to assume that all charges, expenses and fees of the Fund currently in effect were deducted during the relevant time periods, is also provided below. Investors should not consider this composite performance data as an indication of future performance of the Fund, the Portfolio or the Sub-Adviser.

     The institutional separate accounts that are included in the Sub-Adviser's composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund and the Portfolio by the 1940 Act or the Code. Consequently, the performance results of the Sub-Adviser's composite could have been adversely affected if the institutional separate accounts included in the composite had been regulated as investment companies under the federal securities laws.

     Returns for each period assume reinvestment of all net investment income, are adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are currently in effect (as measured by the current expense ratios of the Fund and the Portfolio) were deducted during such periods, and are calculated in accordance with Securities and Exchange Commission guidelines. The investment results of the Sub- Adviser's composite presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

                                                Annualized Returns

                             Sub-Adviser      Salomon BIG
                              Composite        Index(2)      Fund Composite

1 Year(1)...................     7.62%           4.98%            5.56%

Since Portfolio Inception
1/9/95.......................     N/A           11.21%           10.66%

5 Years(1)..................     9.29%           8.34%             N/A

10 Years(1).................     8.72%           8.61%             N/A

-------------
(1)      Through June 30, 1996.
(2) The Salomon Broad Investment Grade Bond Index is a market-capitalization-based total return index containing U.S. fixed rate issues having a maturity of greater than one year and at least $25 million outstanding. The Salomon BIG Index includes Treasury, Government-sponsored, mortgage-backed, and investment grade corporate issues.


     Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund's portfolio and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. From time to time the Trust may also use comparative performance information in such advertisements, including the performance of unmanaged indices, the performance of the Consumer Price Index (as a measure for inflation), and data from Lipper Analytical Services, Inc. and other industry publications.

     A Shareholder Servicing Agent or a securities broker may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased return.

SHAREHOLDER  INQUIRIES

     All shareholder inquiries should be directed to the Trust, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

        GENERAL AND ACCOUNT INFORMATION     (888) 525-5757 (TOLL FREE)

                             --------------------

     The Trust's Statement of Additional Information, dated February 1, 1997, with respect to the Fund contains more detailed information about the Fund, including information related to (i) the Fund's investment restrictions, (ii) the Trustees and officers of the Trust and the Manager, Sub-Adviser and Sponsor of the Fund, (iii) portfolio transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, and (v) additional yield information, including the method used to calculate the total return and yield of the Fund.

                                   APPENDIX

     The characteristics of corporate debt obligations rated by Moody's are generally as follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa  --  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements. The future of such bonds cannot be considered as well assured.

     B -- Bonds which are rated B generally lack characteristics of a desirable investment.

     Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds rated Ca are speculative to a high degree.

     C -- Bonds rated C are the lowest rated class of bonds and are regarded as having extremely poor prospects.

     The characteristics of corporate debt obligations rated by S&P are generally as follows:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB -- Debt rated BB is predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation. BB indicates the lowest degree of speculation; CC indicates the highest degree of speculation.

     BB, B, CCC AND CC -- Debt in these ratings is predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation. BB indicates the lowest degree of speculation and CC the highest.

     A bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of, such information, or for other reasons.

     The characteristics of corporate debt obligations rated by Fitch are generally as follows:

     AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated "- +".

     A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payments of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC -- Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C -- Bonds are in imminent default in payment of interest or principal.

     DDD, DD AND D-- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

     Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

RATINGS OF COMMERCIAL PAPER
     Commercial paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; the issuer's long-term debt is rated A or better; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

     Commercial paper rated Prime-1 by Moody's is the highest commercial paper assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and consumer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated with various categories.

------
REPUBLIC
    BOND FUND




INVESTMENT MANAGER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018


SUB-ADVISER
Miller Anderson & Sherred
One Tower Bridge
West Conshohocken, PA 19428


ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio  43219-3035


CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111



REPUBLIC
     BOND FUND



PROSPECTUS
     February 1, 1997

REPUBLIC OVERSEAS EQUITY FUND

3435 STELZER ROAD, COLUMBUS, OHIO  43219-3035
------------------------------------------------------------------------------
ACCOUNT AND GENERAL INFORMATION: (888) 525-5757 (TOLL FREE)

     Republic Overseas Equity Fund (the "Fund") is a diversified series of Republic Funds (the "Trust"), an open-end diversified management investment company which currently consists of seven funds, each of which has different and distinct investment objectives and policies. Only shares of the Fund are being offered by this Prospectus. Republic National Bank of New York ("Republic" or the "Manager") is the investment manager of International Equity Portfolio (the "Portfolio"). Capital Guardian Trust Company ("CGTC" or the "Sub-Adviser") continuously manages the investments of the Portfolio.

     UNLIKE OTHER OPEN-END MANAGEMENT INVESTMENT COMPANIES (MUTUAL FUNDS) WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE TRUST SEEKS TO ACHIEVE THE INVESTMENT OBJECTIVE OF THE FUND BY INVESTING ALL OF THE FUND'S INVESTABLE ASSETS ("ASSETS") IN THE PORTFOLIO, WHICH HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE INVESTMENT EXPERIENCE OF THE FUND WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE PORTFOLIO. THE PORTFOLIO IS A DIVERSIFIED SERIES OF THE REPUBLIC PORTFOLIOS, WHICH IS AN OPEN-END MANAGEMENT
INVESTMENT COMPANY. SEE "SPECIAL INFORMATION CONCERNING THE TWO-TIER FUND STRUCTURE."

     The investment objective of the Fund is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers (including American Depositary Receipts and U.S. registered securities) and securities whose principal markets are outside of the United States. The principal investments of the Portfolio will be in equity securities of companies in developed nations, including Europe, Canada, Australia and the Far East. The Portfolio may also invest in emerging market equity securities.

     AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     Shares are continuously offered for sale at net asset value with no sales charge by BISYS Fund Services ("BISYS") (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with BISYS.

     AN INVESTOR WHO IS NOT PURCHASING DIRECTLY FROM BISYS SHOULD OBTAIN FROM HIS SECURITIES BROKER OR SHAREHOLDER SERVICING AGENT, AND SHOULD READ IN CONJUNCTION WITH THIS PROSPECTUS, THE MATERIALS PROVIDED BY THE SECURITIES BROKER OR SHAREHOLDER SERVICING AGENT DESCRIBING THE PROCEDURES UNDER WHICH SHARES MAY BE PURCHASED AND REDEEMED THROUGH SUCH SECURITIES BROKER OR SHAREHOLDER SERVICING AGENT.

     This Prospectus sets forth concisely the information concerning the Fund that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information, dated February 1, 1997, with respect to the Fund, containing additional and more detailed information about the Fund, which is hereby incorporated by reference into this Prospectus. An investor may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address and telephone number printed above.


                             --------------------
  Investors should read this Prospectus and retain it for future reference.
                             --------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
      PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


               THE DATE OF THIS PROSPECTUS IS FEBRUARY 1, 1997

                                  HIGHLIGHTS


     THE FUND                                                            PAGE 1

     Republic Overseas Equity Fund (the "Fund") is a separate series of Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of seven funds, each of which has different and distinct investment objectives and policies.

INVESTMENT OBJECTIVE AND POLICIES                                       PAGE 6

     The investment objective of the Fund is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers (including American Depositary Receipts ("ADRs") and U.S. registered securities) and securities whose principal markets are outside of the United States. The Trust seeks to achieve the investment objective of the Fund by investing all of the Fund's Assets in International Equity Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Portfolio is a series of Republic Portfolios (the "Portfolio Trust"), a master trust fund established under the law of the State of New York and organized on November 1, 1994. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST                       PAGE 14
     Republic acts as investment manager to the Portfolio pursuant to an Investment Management Contract with the Portfolio Trust. For its services, the Manager receives from the Portfolio a fee at the annual rate of 0.25% of the Portfolio's average daily net assets.

     Capital Guardian Trust Company ("CGTC" or the "Sub-Adviser") continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisory Agreement with the Manager. For its services, the Sub-Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal on an annual basis to 0.70% of net assets up to $25 million, 0.55% of net assets over $25 million and up to $50 million, 0.425% of net assets over $50 million and up to $250 million, and 0.375% of net assets over $250 million. See "Management of the Trust and the Portfolio Trust."

     BISYS acts as sponsor (the "Sponsor") and administrator of the Fund (the "Fund Administrator"), and as distributor (the "Distributor") of shares of the Fund (the "Shares"). For its services to the Fund, the Fund Administrator receives from the Fund a fee payable monthly equal on an annual basis to 0.05% of the Fund's average daily net assets, subject to certain breakpoints on assets in excess of $1 billion. BISYS Fund Services (Ireland) Limited ("BISYS (Ireland)") acts as administrator of the Portfolio (the "Portfolio Administrator"). For its services to the Portfolio, the Portfolio Administrator receives from the Portfolio a fee payable monthly equal on an annual basis to 0.05% of the average daily net assets of the Portfolio, subject to certain breakpoints on assets in excess of $1 billion.

     The Trust also has retained BISYS to distribute Shares pursuant to a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Pursuant to the terms of the Distribution Plan, the Distributor is reimbursed from the Fund for marketing costs and payments to other organizations for services rendered in distributing the Shares. This fee may not exceed 0.25% of the average daily net assets of the Fund represented by Shares outstanding and is expected to be limited to an amount such that the aggregate fees paid to the Distributor pursuant to the Distribution Plan and to the Shareholder Servicing Agents pursuant to the Administrative Services Plan do not exceed 0.25% of such assets. See "Management of the Trust."

PURCHASES AND REDEMPTIONS                                              PAGE 19
     Shares are continuously offered for sale by the Distributor at net asset value with no sales charge (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association, that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and
(iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor. For investors who purchase Shares directly from the Distributor, the minimum initial investment is $1,000 and the minimum subsequent investment is $100. The Trust offers to buy back (redeem) Shares from shareholders of the Fund at any time at net asset value. See "Purchase of Shares" and "Redemption of Shares."

DIVIDENDS AND DISTRIBUTIONS                                            PAGE 24
     The Trust declares and distributes all of the Fund's net investment income as a dividend to Fund shareholders semi-annually. Any net realized capital gains are distributed at least annually. All Fund distributions will be invested in additional Fund shares, unless the shareholder instructs the Fund otherwise. See "Dividends and Distributions."

                                  FEE TABLE


     The following table summarizes an investor's maximum transaction costs from investing in the Fund and the estimated aggregate annual operating expenses of the Fund and the Portfolio as a percentage of the average daily net assets of the Fund during the Fund's and the Portfolio's current fiscal years. The fiscal year ends of the Fund and the Portfolio are both October 31. The example illustrates the dollar cost of such estimated expenses on a $1,000 investment in the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the Trust retained the services of an investment adviser on behalf of the Fund and the Assets of the Fund were invested directly in the type of securities being held by the Portfolio.

Shareholder Transaction Expenses ...................................      None
Annual Fund Operating Expenses
    Investment Advisory Fee after waiver*...........................      0.53%
    Distribution Fees (Rule 12b-1 fees) ............................      0.15%
    Other Expenses .................................................      1.02%
                                                                          ----
    -- Shareholder Servicing Fee ............................. 0.10%
    -- Administrative Services Fee ........................... 0.10%
    -- Other Operating Expenses .............................. 0.82%
Total Operating Expenses after waiver**............................       1.70%
                                                                          ====
----------


* Reflects a waiver of the investment management fee payable to Republic and an investment sub-advisory fee payable to CGTC equal on an annual basis to 0.53% of the Fund's average daily net assets. Without such waiver, the Investment Advisory Fee would be equal on an annual basis to 0.78% of the Fund's average net assets. See "Management of the Trust and the Portfolio Trust."
** Total Operating Expenses are shown net of investment management fee waiver. Without such fee waiver, Total
     Operating Expenses would be equal on an annual basis to 1.95% of the Fund's average net assets.

EXAMPLE
     A shareholder of the Fund would pay the following expenses on a $1,000 investment in Fund shares, assuming (1) 5% annual return and (2) redemption at the end of:

       1 year  ...................................................  $17
       3 years ...................................................  $54

     THE EXAMPLE SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE AGGREGATE EXPENSES OF THE FUND AND THE PORTFOLIO, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The purpose of the expense table provided above is to assist investors in understanding the expenses of investing in the Fund and an investor's share of the aggregate operating expenses of the Fund and the Portfolio. The information is based on the expenses the Fund and the Portfolio expect to incur for the current fiscal years of the Portfolio and the Fund.** The expense table shows the expected investment management fee, investment subadvisory fee, distribution (Rule 12b-1) fee, administrative services fee and shareholder servicing fee. For a more detailed discussion of the costs and expenses of investing in the Fund, see "Management of the Trust and the Portfolio Trust."

----------
**Assuming average daily net assets of $75 million in the Fund and $100 million in the Portfolio for the current fiscal years.

     The fees paid from the Fund to each Shareholder Servicing Agent are determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in such accounts during such period, and the expenses incurred by such Shareholder Servicing Agent. Similarly, the fee from the Fund to the Distributor is in anticipation of, or as reimbursement for, expenses incurred by the Distributor in connection with the sale of Shares. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to the Shareholder Servicing Agents pursuant to the Administrative Services Plan may not exceed 0.25% of the average daily net assets of the Fund represented by Shares outstanding during the period for which payment is being made. Long-term shareholders may pay more than the economic equivalent of the maximum distribution charges permitted by the National Association of Securities Dealers, Inc.

     Some Shareholder Servicing Agents and securities brokers may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust with respect to the Fund, such as requiring a minimum initial investment or charging their customers a direct fee for their services. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Each Shareholder Servicing Agent and securities broker has agreed to transmit to shareholders who are its customers appropriate written disclosure of any transaction fees that it may charge them directly at least 30 days before the imposition of any such charge.



                         FINANCIAL HIGHLIGHTS

     The financial data shown below is to assist investors in evaluating the performance of the Fund since commencement of operations through October 31, 1996. The information shown in the following schedule has been audited by _______________________, independent auditors, whose report on the Fund's financial statements is incorporated by reference into the Statement of Additional Information from the Fund's Annual Report dated October 31, 1996. The Annual Report also includes management's discussion of fund performance, and may be obtained without charge upon request. This information should be read in conjunction with the financial statements.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
THE INDICATED PERIOD:

                                                               FOR THE PERIOD
                                                               AUGUST 1, 1996
                                                                (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                              OCTOBER 31, 1996
                                                              ----------------

Net asset value, beginning of period ..................             $_____

                                                                    ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .............................               ____
    Net realized and unrealized gain from Portfolio ...               ____
                                                                    ------
    Total increase from investment operations .........               ____
                                                                    ------
LESS DIVIDENDS:
    From net investment income ........................              ______
    Net realized capital gains ........................               --
                                                                    ------
    Total distributions to shareholders ...............              ______
Net asset value, end of period ........................             $_____
                                                                    ======
TOTAL RETURN ..........................................             _____%(a)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's)...............              $______
    Ratio of expenses to average net assets (b)........             _____%(c)
    Ratio of net investment income to average net
      assets(b) .......................................              ____%(c)
    Portfolio turnover rate ...........................              ____%(c)
    Average commission rate paid.......................              ____%
----------

(a) Not annualized.
(b) Reflects a voluntary expense limitation and waiver of fees by affiliated parties of the Fund. If this limitation had not been in effect, the annualized ratios of expenses and net investment income to average net assets for the period August 1, 1996 (commencement of operations) to October 31, 1996 would have been:
    Ratio of expenses to average net assets  .........               ___%(c)
    Ratio of net investment income  to  average
      net  assets  ........................................          ___%(c)
(c) Annualized.



                      INVESTMENT OBJECTIVE AND POLICIES


INVESTMENT OBJECTIVE
     The investment objective of the Fund is to seek long-term growth of capital and future income through investment primarily in securities of non-U.S. issuers (including ADRs and U.S. registered securities) and securities whose principal markets are outside of the United States. The investment objective of the Portfolio is the same as the investment objective of the Fund.

     There can be no assurance that the investment objective of the Fund will be achieved. The investment objective of each of the Fund and the Portfolio may be changed without investor approval. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. Shareholders of the Fund shall receive 30 days' prior written notice of any change in the investment objective of the Fund or the Portfolio.

    Since the investment characteristics of the Fund will correspond to those of the Portfolio, the following is a discussion of the various investment policies of the Portfolio.

INVESTMENT POLICIES
     The Portfolio will normally invest at least 80% of its total assets in equity securities of foreign corporations, consisting of common stocks, and other securities with equity characteristics, including preferred stock, warrants, rights, securities convertible into common stock ("convertible securities"), trust certificates, limited partnership interests and equity participations. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest, such as trust or limited partnership interests. These equity investments may or may not pay dividends and may or may not carry voting rights. The principal investments of the Portfolio will be in equity securities of companies organized and domiciled in developed nations outside the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East, although the Portfolio may invest up to 20% of its assets in equity securities of companies in emerging markets. See "Additional Risk Factors and Policies: Foreign Securities -- Emerging Markets." The Portfolio intends to have at least three different countries represented in its portfolio. It is the current intention of the Portfolio to invest primarily in companies with large market capitalizations. The Portfolio seeks to outperform the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index (the "EAFE Index"), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. The Portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

     Under  exceptional  conditions  abroad  or  when,  in  the  opinion  of the
Sub-Adviser, economic or market conditions warrant, the Portfolio may temporarily invest part or all of its assets in fixed income securities denominated in foreign currencies, obligations of domestic or foreign governments and their political subdivisions ("Government Securities"), and nonconvertible preferred stock, or hold its assets in cash or equivalents. Debt securities purchased by the Portfolio will be limited to those rated, at the time of investment, in the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Sub-Adviser to be of comparable quality. Securities rated by a NRSRO in the fourth highest rating category are considered to have some speculative characteristics. When the total return opportunities in a foreign bond market appear attractive in local currency terms, but, in the Sub-Adviser's judgment, unacceptable currency risk exists, currency futures, forwards and options may be used to hedge the currency risk. See "Additional Risk Factors and Policies:
Forward Foreign Currency Contracts and Options on Foreign Currencies."

     As described under "Management of the Trust and the Portfolio Trust--Sub Adviser," CGTC, the Portfolio's Sub-Adviser, uses a system of multiple portfolio managers pursuant to which the Portfolio is divided into segments which are assigned to individual portfolio managers. Within investment guidelines, each portfolio manager makes individual decisions as to company, country, industry, timing and percentage based on extensive field research and direct company contact.

     Because of the risks associated with common stocks and other equity investments, the Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. The Sub-Adviser seeks to reduce these risks by diversifying the portfolio as well as by monitoring broad economic trends and corporate and legislative developments.

                     ADDITIONAL RISK FACTORS AND POLICIES

FOREIGN SECURITIES

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Portfolio, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends from foreign securities may be withheld at the source. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

     Emerging Markets. Investing in emerging market countries presents greater risk than investing in foreign issuers in general. A number of emerging markets restrict foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which could have a detrimental effect on the Portfolio's investments.

     Investing in formerly communist East European countries involves the additional risk that the government or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the fall of communism and could follow radically different political and/or economic policies to the detriment of investors, including non-market oriented policies such as the support of certain industries at the expense of other sectors or a return to a completely centrally planned economy. The Portfolio does not currently intend to invest a significant portion of its assets in formerly communist East European countries.

     As used in this Prospectus, "emerging markets" include any country which in the opinion of the Sub-Adviser is generally considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the World Bank) and the International Monetary Fund. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States.

     A company in an emerging market is one that: (i) is domiciled and has its principal place of business in an emerging market or (ii) (alone or on a consolidated basis) derives or expects to derive a substantial portion of its total revenue from either goods produced, sales made or services performed in emerging markets. The Portfolio may invest up to 20% of its assets in the equity securities of companies based in emerging markets.

     Sovereign and Supranational Debt Obligations. Debt instruments issued or guaranteed by foreign governments, agencies, and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

DEPOSITARY RECEIPTS

     The Portfolio may invest in ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and International Depositary Receipts ("IDRs"), or other similar securities convertible into securities of foreign issuers. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing the deposit with such bank or company of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

     EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe typically by foreign bank and trust companies that evidence ownership of either foreign or domestic underlying securities. IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

DERIVATIVES
     The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. A mutual fund, of course, derives its value from the value of the investments it holds and so might even be called a "derivative." Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Portfolio may use derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in fixed income instruments, and to enhance return when the Sub-Adviser believes the investment will assist the Portfolio in achieving its investment objective. A description of the derivatives that the Portfolio may use and some of their associated risks follows.

FORWARD FOREIGN CURRENCY CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES
     Forward foreign currency exchange contracts ("forward contracts") are intended to minimize the risk of loss to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolio may not enter into such contracts for speculative purposes, and will commit no more than 100% of the value of its assets to forward contracts entered into for hedging purposes.

     A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract may be used, for example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. The Portfolio may also purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired.

OPTIONS AND FUTURES TRANSACTIONS

     For hedging purposes only, the Portfolio may invest in foreign currency futures contracts and options on foreign currencies and foreign currency futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, at a specified future time and price. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying security or futures contract at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy and a put option conveys the right to sell a specified quantity of the underlying security. The Portfolio will segregate assets or "cover" its positions consistent with requirements under the 1940 Act.


     The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the use of these instruments by the Portfolio may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Sub-Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's potential to realize gains as well as limit its exposure to losses. The Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments. There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, the Portfolio will incur transaction costs, including trading commissions and options premiums, in connection with its futures and options transactions, and these transactions could significantly increase the portfolio's turnover rate.

CONVERTIBLE SECURITIES
     Although the Portfolio's equity investments consist primarily of common and preferred stocks, the Portfolio may buy securities convertible into common stock if, for example, the Sub-Adviser believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Portfolio consist of convertible bonds, convertible preferred stocks, warrants and rights. See "Additional Risk Factors and Policies -- Warrants" below and the Statement of Additional Information for a discussion of these instruments.

ILLIQUID INVESTMENTS
     The Portfolio may invest up to 15% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as described below. The Portfolio may not invest more than 10% of its assets in restricted securities (including Rule 144A securities). There may be delays in selling these securities and sales may be made at less favorable prices.

     The Sub-Adviser may determine that a particular Rule 144A security is liquid and thus not subject to the Portfolio's limits on investment in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Sub-Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

WARRANTS
     The Portfolio may invest up to 10% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Portfolio. Consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

LOANS OF PORTFOLIO SECURITIES
     The Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income. Loans of securities will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities. In addition, the Portfolio will not lend its portfolio securities to the extent that greater than one-third of its total assets, at fair market value, would be committed to loans at that time.

FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES
     The Portfolio may purchase and sell securities on a when-issued or firm-commitment basis, in which a security's price and yield are fixed on the date of the commitment but payment and delivery are scheduled for a future date. On the settlement date, the market value of the security may be higher or lower than its purchase or sale price under the agreement. If the other party to a when-issued or firm-commitment transaction fails to deliver or pay for the security, the Portfolio could miss a favorable price or yield opportunity or suffer a loss. The Portfolio will not earn interest on securities until the settlement date. The Portfolio will maintain in a segregated account with the custodian cash or liquid, high-grade debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the securities on a when-issued basis.

PORTFOLIO TURNOVER

     The Sub-Adviser manages the Portfolio generally without regard to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. It is expected that the annual turnover rate for the Portfolio will not exceed 40%.

                           INVESTMENT RESTRICTIONS

     Each of the Portfolio and the Fund has adopted certain investment restrictions designed to reduce exposure to specific situations (except that none of these investment restrictions shall prevent the Fund from investing all of its assets in a registered investment company with substantially the same investment objective). Some of these investment restrictions are:

    (1) with respect to 75% of its assets, the Portfolio (Fund) will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio's (Fund's) total assets taken at market value would be invested in the securities of any single issuer;

    (2) with respect to 75% of its assets, the Portfolio (Fund) will not purchase a security if, as a result, the Portfolio (Fund) would hold more than 10% of the outstanding voting securities of any issuer;

    (3) the Portfolio (Fund) will not invest more than 5% of its total assets in the securities of issuers (other than securities issued or guaranteed by U.S. or foreign governments or political subdivisions thereof) which have (with predecessors) a record of less than three years of continuous operation;

    (4) the Portfolio (Fund) will not acquire any securities of companies within one industry, if, as a result of such acquisition, more than 25% of the value of the Portfolio's (Fund's) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position;

    (5) the Portfolio (Fund) will not make loans except for the lending of portfolio securities pursuant to guidelines established by its Board of Trustees and except as otherwise in accordance with its investment objective and policies;


    (6) the Portfolio (Fund) will not borrow money except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

    (7) the Portfolio (Fund) will not purchase warrants, valued at the lower of cost or market, in excess of 10% of the Portfolio's (Fund's) net assets. Included within that amount, but not to exceed 2% of the Portfolio's (Fund's) net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Portfolio (Fund) in units or attached to securities are not subject to these restrictions;

    (8) the Portfolio (Fund) will not issue senior securities, except as permitted under the 1940 Act; and

    (9) the Portfolio (Fund) will not invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; provided, however, that the Portfolio shall not invest in the shares of any open-end investment company unless (1) the Portfolio's Sub-Adviser waives any investment advisory fees with respect to such assets and (2) the Portfolio pays no sales charge in connection with the investment.

Limitations (1), (2), (4), (5), (6) and (8), and certain other limitations described in the Statement of Additional Information are fundamental and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio or the Fund, as the case may be. The other investment restrictions described here and in the Statement of Additional Information are not fundamental policies meaning that the Board of Trustees of the Portfolio Trust may change them without investor approval. If a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Portfolio's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

           SPECIAL INFORMATION CONCERNING THE TWO-TIER FUND STRUCTURE

     The Trust, which is an open-end investment company, seeks to achieve the investment objective of the Fund by investing all of the Fund's Assets in the Portfolio, a series of a separate open-end investment company with the same investment objective as the Fund. Other mutual funds or institutional investors may invest in the Portfolio on the same terms and conditions as the Fund. However, these other investors may have different sales commissions and other operating expenses which may generate different aggregate performance results. Information concerning other investors in the Portfolio is available by calling the Sponsor at (614) 470-8000. The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

     The investment objective of the Fund may be changed without the approval of the shareholders of the Fund and the investment objective of the Portfolio may be changed without the approval of the investors in the Portfolio. Shareholders of the Fund will receive 30 days prior written notice of any change in the investment objective of the Fund or the Portfolio. For a description of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective and Policies" above.

     Except as permitted by the Securities and Exchange Commission, whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will hold a meeting of the shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes of the Fund's shareholders even if all Fund shareholders did not vote. Even if the Trust votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.

     The Trust may withdraw the Fund's investment in the Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if the Board of Trustees of the Trust determines that it is otherwise in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the Assets of the Fund in another pooled investment entity or the retaining of an investment adviser to manage the Fund's Assets in accordance with the investment policies described above with respect to the Portfolio. In the event the Trustees of the Trust were unable to accomplish either, the Trustees will determine the best course of action.

     As with traditionally structured funds which have large investors, the actions of such large investors may have a material effect on smaller investors. For example, if a large investor withdraws from the Portfolio, a small remaining fund may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk.

     For descriptions of the management and expenses of the Portfolio, see "Management of the Trust and the Portfolio Trust" below and in the Statement of Additional Information.

                 MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST


     The business and affairs of the Trust and the Portfolio Trust are managed under the direction of their respective Boards of Trustees. The Trustees of each of the Trust and the Portfolio Trust are Frederick C. Chen, Alan S. Parsow, Larry M. Robbins and Michael Seely. Additional information about the Trustees, as well as the executive officers of the Trust and the Portfolio Trust, may be found in the Statement of Additional Information under the caption "Management of the Trust and the Portfolio Trust -- Trustees and Officers."

     A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and of the Portfolio Trust. Under the conflicts of interest procedures, the Trustees will review on a quarterly basis any potential conflicts of interests after consulting with Fund counsel, the Manager and the Fund Administrator. If a potential conflict of interest arises, the Board of Trustees of the entity that may be adversely affected will take such action as is reasonably appropriate to resolve the conflict, up to and including establishing a new Board of Trustees for such entity. See "Management of the Trust and the Portfolio Trust" in the Statement of Additional Information for more information about the Trustees and the executive officers of the Trust and the Portfolio Trust.

INVESTMENT MANAGER
     Republic, whose address is 452 Fifth Avenue, New York, New York 10018, serves as investment manager to the Portfolio pursuant to an Investment Management Contract with the Portfolio Trust. Subject to the general guidance and the policies set by the Trustees of the Portfolio Trust, Republic provides general supervision over the investment management functions performed by the Sub-Adviser. For its services under the Investment Management Contract, the Manager receives from the Portfolio Trust a fee, payable monthly, at the annual rate of 0.25% of the Portfolio's average daily net assets.

     Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. As of December 31, 1996, Republic was the ____ largest commercial bank in the United States measured by deposits and the ____ largest commercial bank measured by shareholder equity.

     Republic and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations purchased for the Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of obligations so purchased.

     Based upon the advice of counsel, Republic believes that the performance of investment advisory and other services for the Portfolio will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Republic from continuing to perform such services for the Portfolio. If Republic were prohibited from acting as investment manager to the Portfolio, it is expected that the Trust's Board of Trustees would recommend to Fund shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.

SUB-ADVISER

     CGTC continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisory Agreement with the Manager. For its services, the Sub-Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal to 0.70% of net assets up to $25 million, 0.55% of net assets over $25 million up to $50 million, 0.425% of net assets over $50 million up to $250 million, and 0.375% of net assets over $250 million. For the fiscal year ended October 31, 1996, such fee equaled ___% of the Portfolio's average daily net assets. It is the responsibility of the Sub-Adviser not only to make investment decisions for the Portfolio, but also to place purchase and sale orders for the portfolio transactions of the Portfolio. See "Portfolio Transactions."

    CGTC, which was founded in 1968, is a wholly owned subsidiary of The Capital Group Companies, Inc., both of which are located at 333 South Hope Street, Los Angeles, California 90071. As of December 31, 1996 CGTC managed in excess of $__ billion of assets primarily for large institutional clients. CGTC's research activities are conducted by affiliated companies with offices in Los Angeles, San Francisco, New York, Washington, D.C., Atlanta, London, Geneva, Singapore, Hong Kong and Tokyo.


     Capital Research and Management Company ("CRMC"), another wholly owned subsidiary of The Capital Group Companies, Inc., provides investment advisory services to the following mutual funds, which are know collectively as the American Funds Group: AMCAP Fund, American Balanced Fund, American High Income Municipal Bond Fund, American High Income Trust, American Mutual Fund, The Bond Fund of America, The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Bond Fund, EuroPacific Growth Fund, Fundamental Investors, The Growth Fund of America, Income Fund of America, Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Smallcap World Fund, The Tax-Exempt Bond Fund of America, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, The Tax-Exempt Money Fund of America, The American Funds Income Series, The U.S. Treasury Money Fund of America, Washington Mutual Investors Fund, and Capital World Growth and Income Fund. CRMC also provides investment advisory services to: American Variable Insurance Series and Anchor Pathway Fund, which are used exclusively as underlying investment vehicles for variable insurance contracts and policies, and to Endowments, Inc. and Bond Portfolio for Endowments, Inc., whose shares may be owned only by tax-exempt organizations. Capital International, Inc., an indirect wholly owned subsidiary of The Capital Group Companies, Inc., provides investment advisory services to Emerging Markets Growth Fund, Inc., which is a closed-end investment company.

     The following persons are primarily responsible for portfolio management of the Portfolio: David Fisher, Vice Chairman of CGTC, has had 30 years experience as an investment professional (26 years with CGTC or its affiliates); Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., has had 24 years experience as an investment professional (23 years with CGTC or its affiliates); Nancy Kyle, Senior Vice President of CGTC, has had 22 years experience as an investment professional (5 years with CGTC or its affiliates; from 1980 to 1990, Ms. Kyle was managing director of J. P. Morgan Investment Management, Inc.); John McIlwraith, Senior Vice President of CGTC, has had 26 years experience as an investment professional (12 years with CGTC or its affiliates); Robert Ronus, President of CGTC, has had 27 years experience as an investment professional (23 years with CGTC or its affiliates); and Nilly Sikorsky, Director of The Capital Group, Inc., has had 33 years experience as an investment professional, all of which was with CGTC or its affiliates.

DISTRIBUTOR AND SPONSOR

     BISYS, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as sponsor and principal underwriter and distributor of the Shares pursuant to a Distribution Contract with the Trust. The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. BISYS and its affiliates also serve as administrator or distributor to other investment companies. BISYS is a wholly owned subsidiary of BISYS Group, Inc.

     Pursuant to a Distribution Plan adopted by the Trust (the "Plan"), the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Fund Shares and for the provision of certain shareholder services with respect to Shares. The amount of this reimbursement may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Shares outstanding during the period for which payment is being made. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of Shares and who provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 0.25% of the Fund's average daily net assets represented by Shares outstanding during the period for which payment is being made. Salary expense of BISYS personnel who are responsible for marketing shares of the various portfolios of the Trust may be allocated to such portfolios on the basis of average net assets; travel expense is allocated to, or divided among, the particular portfolios for which it is incurred.

     Any payment by the Distributor or reimbursement of the Distributor from the Fund made pursuant to the Plan is contingent upon the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount (0.25% per annum of the Fund's average daily net assets represented by Shares outstanding) payable under the Plan in that year.

ADMINISTRATIVE SERVICES PLAN
     The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") with respect to Fund Shares which provides that the Trust may obtain the services of an administrator, transfer agent, custodian and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services.

FUND ADMINISTRATOR AND PORTFOLIO ADMINISTRATOR

     Pursuant to Administration Agreements, BISYS and BISYS (Ireland) provide each of the Fund and the Portfolio, respectively, with general office facilities and supervise the overall administration of the Fund and the Portfolio including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund and the Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Fund and the Portfolio. For its services to the Fund, the Fund Administrator receives from the Fund fees payable monthly equal on an annual basis (for the Fund's then-current fiscal year) to 0.05% of the Fund's average daily net assets up to $1 billion, 0.04% of the Fund's average daily net assets in excess of $1 billion up to $2 billion, and 0.035% of the Fund's average daily net assets in excess of $2 billion. The administrative services fees of the Fund are subject to an annual minimum fee. See the Statement of Additional Information. For its services to the Portfolio, the Portfolio Administrator receives from the Portfolio fees payable monthly equal on an annual basis (for the Portfolio's then-current fiscal year) to 0.05% of the Portfolio's average daily net assets up to $1 billion, 0.04% of the Portfolio's average daily net assets in excess of $1 billion up to $2 billion, and 0.035% of the Portfolio's average daily net assets in excess of $2 billion.

     The Fund Administrator and the Portfolio Administrator provide persons satisfactory to the respective Boards of Trustees to serve as officers of the Trust and the Portfolio Trust. Such officers, as well as certain other employees of the Trust and of the Portfolio Trust, may be directors, officers or employees of the Fund Administrator, the Portfolio Administrator, or their affiliates.

     BISYS, BISYS (Ireland) and their affiliates also serve as administrator and distributor of other investment companies. BISYS and BISYS (Ireland) are wholly owned subsidiaries of BISYS Group, Inc.


TRANSFER AGENT AND CUSTODIAN
     Each of the Trust and the Portfolio Trust has entered into a Transfer Agency Agreement with Investors Bank & Trust Company ("IBT") pursuant to which IBT acts as transfer agent (the "Transfer Agent") for the Fund and the Portfolio. The Transfer Agent maintains an account for each shareholder of the Fund and investor in the Portfolio, performs other transfer agency functions, and acts as dividend disbursing agent for the Fund. Pursuant to respective Custodian Agreements, IBT also acts as the custodian (the "Custodian") of the assets of the Fund and the Portfolio. The Portfolio Trust's Custodian Agreement provides that the Custodian may use the services of sub-custodians with respect to the Portfolio. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and the Portfolio's cash and securities, and handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of the Portfolio. Securities held for the Portfolio may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depositary Trust Company. The Custodian does not determine the investment policies of the Fund or the Portfolio or decide which securities will be purchased or sold for the Portfolio. Assets of the Portfolio may, however, be invested in securities of the Custodian and the Portfolio Trust may deal with the Custodian as principal in securities transactions for the Portfolio. For its services, IBT receives such compensation as may from time to time be agreed upon by it and the Trust or the Portfolio Trust.

SHAREHOLDER SERVICING AGENTS

     The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including Republic, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of Shares may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary  personnel  and  facilities  to  establish  and  maintain  shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. For these services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 0.25% of the Fund's average daily net assets represented by Shares outstanding during the period for which payment is being made.

     The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees.

     The  Glass-Steagall  Act  prohibits  certain  financial  institutions  from engaging in the business of underwriting securities of open-end investment companies, such as shares of the Fund. The Trust engages banks as Shareholder Servicing Agents on behalf of the Fund only to perform administrative and shareholder servicing functions as described above. The Trust believes that the Glass-Steagall Act should not preclude a bank from acting as a Shareholder Servicing Agent. There is presently no controlling precedent regarding the performance of shareholder servicing activities by banks. Future changes in either federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Fund shareholders, and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Fund would suffer any adverse financial consequences as a result of these occurrences.

OTHER EXPENSES

     The Fund bears all costs of its operations other than expenses specifically assumed by the Distributor, Manager or the Sub-Adviser. See "Management of the Trust -- Expenses and Expense Limits" in the Statement of Additional Information. Trust expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among all the portfolios in the Trust in relation to the net assets of each portfolio. For the period from August 1, 1996 (commencement of operations) through October 31, 1996, the Fund's operating expenses equaled on an annual basis ____% of its average daily net assets.

                            PORTFOLIO TRANSACTIONS


    To the extent consistent with applicable legal requirements, the Sub-Adviser may place orders for the purchase and sale of portfolio investments for the Portfolio with Republic New York Securities Corporation, subject to obtaining best price and execution for a particular transaction. See the Statement of Additional Information.

                       DETERMINATION OF NET ASSET VALUE


    The net asset value of the Shares is determined on each day on which the New York Stock Exchange is open for regular trading ("Fund Business Day"). This determination is made once during each such day as of 4:00 p.m., New York time, by dividing the value of the Fund's net assets (i.e., the value of its investment in the Portfolio and other assets less its liabilities, including expenses payable or accrued) by the number of Shares outstanding at the time the determination is made.


    The value of the Fund's investment in the Portfolio is also determined once daily at 4:00 p.m., New York time, on each day the New York Stock Exchange is open for regular trading ("Portfolio Business Day").

    The determination of the value of the Fund's investment in the Portfolio is made by subtracting from the value of the total assets of the Portfolio the amount of the Portfolio's liabilities and multiplying the difference by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio.

    Values of assets held by the Portfolio are determined on the basis of their market or other fair value, as described in the Statement of Additional Information.


                              PURCHASE OF SHARES

    Shares may be purchased through Shareholder Servicing Agents or through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). Shares may be purchased without a sales load at their net asset value next determined after an order is transmitted to and accepted by the Distributor or is received by a Shareholder Servicing Agent or a Securities Broker if it is transmitted to and accepted by the Distributor. Purchases are therefore effected on the same day the purchase order is received by the Distributor provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.

    While there is no sales load on purchases of Shares, the Distributor may receive fees from the Fund. See "Management of the Trust -- Distributor and Sponsor." Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

    All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

    An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or his securities broker to purchase such Shares on his behalf through the Distributor.

    Exchange Privilege. By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder may exchange some or all of his Shares for shares of the retail class of one or more of the following investment companies (or series thereof) at net asset value without a sales charge: Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Taxable Bond Fund, Republic Opportunity Fund and such other Republic Funds or other registered investment companies (or series thereof) for which Republic serves as investment adviser as Republic may determine. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other Republic Fund which may produce a gain or loss for tax purposes.

    The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges legally may be made. A shareholder considering an exchange should obtain and read the prospectus of the other Republic Fund and consider the differences in investment objectives and policies before making any exchange.

DIRECTLY THROUGH THE DISTRIBUTOR
    For each shareholder who purchases Shares directly through the Distributor, the Trust, as the shareholder's agent, establishes an open account to which all Shares purchased are credited together with any dividends and capital gains distributions which are paid in additional Shares. See "Dividends and Distributions." The minimum initial investment is $1,000, except the minimum initial investment for an Individual Retirement Account is $250. The minimum subsequent investment is $100. Initial and subsequent purchases may be made by writing a check (in U.S. dollars) payable to the Republic Funds -- International Large Cap Equity Fund and mailing it to:

            Republic Funds
            c/o Investors Bank & Trust Company
            P.O. Box 1537 MFD23
            Boston, Massachusetts 02205-1537

    In the case of an initial purchase, the check must be accompanied by a completed Purchase Application.

    In the case of subsequent purchases, a shareholder may transmit purchase payments by wire directly to the Fund's custodian bank at the following address:

            Investors Bank & Trust Company
            Boston, Massachusetts
            Attn: Transfer Agent
            ABA # 011001438
            Acct. # 5999-99451
            For further credit to the Republic Funds (Republic Overseas Equity Fund, account name, account #)

    The wire order must specify the Fund, the account name, number, confirmation number, address, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order.

    Automatic Investment Plan. The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from IBT at the telephone number listed on the back cover.

    For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER
    Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Shareholder Servicing Agents and securities brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

    Shareholder Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

    For further information on how to direct a securities broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his securities broker or his Shareholder Servicing Agent (see back cover for address and phone number).

                               RETIREMENT PLANS

    Shares are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. Recently enacted federal tax legislation has substantially affected the tax treatment of contributions to certain retirement plans. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS
    Shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming IBT, as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

DEFINED CONTRIBUTION PLANS
    Investors who are self-employed may purchase Shares for retirement plans for self-employed persons which are known as Defined Contribution Plans (formerly Keogh or H.R. 10 Plans). Republic offers a prototype plan for Money Purchase and Profit Sharing Plans.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

     The Fund may be used as a vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended (the "Code"), with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities and certain affiliates of such entities. The Fund may also be used as a vehicle for both 401(k) plans and 403 (b) plans.

                             REDEMPTION OF SHARES

    A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his securities broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. Shares redeemed earn dividends up to and including the Fund Business Day prior to the day the redemption is effected.

     The proceeds of a redemption are normally paid from the Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

    Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his securities broker or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his securities broker or his Shareholder Servicing Agent (see back cover for address and phone number).

SYSTEMATIC WITHDRAWAL PLAN
    Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which they redeem at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR
    Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Fund's transfer agent, however, may reject redemption instructions if the guarantor is neither a member or not a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

    An investor may redeem Shares in any amount by written request mailed to the Transfer Agent at the following address:

            The Republic Funds
            c/o Investors Bank & Trust Company
            P.O. Box 1537 MFD23
            Boston, Massachusetts 02205-1537

    Checks for redemption proceeds normally will be mailed within seven days, but will not be mailed until all checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to 15 days or more. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

    Redemption by Wire or Telephone. An investor may redeem Shares by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserves the right to refuse telephone and wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities dealer or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

                         DIVIDENDS AND DISTRIBUTIONS


    Dividends substantially equal to all of the Fund's net investment income earned are distributed to Fund shareholders of record semi-annually. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Portfolio, except as required for federal income tax purposes.

    The Fund's net realized short-term and long-term capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

    Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

                                 TAX MATTERS

    This discussion is intended for general information only. An investor should consult with his own tax advisor as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.

     Each year, the Trust intends to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under Subchapter M of the Code. To so qualify, the Fund must meet certain income, distribution and diversification requirements. Provided such requirements are met and all investment company taxable income and net realized capital gains of the Fund are distributed to shareholders in accordance with the timing requirements imposed by the Code, generally no federal income or excise taxes will be paid by the Fund on amounts so distributed.

    Dividends and capital gains distributions, if any, paid to shareholders are treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. Shareholders must treat dividends, other than long-term capital gain dividends, as ordinary income. Dividends designated by the Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shares of the Fund have been held by the shareholders. Certain dividends declared in October, November, or December of a calendar year to shareholders of record on a date in such a month are taxable to shareholders (who otherwise are subject to tax on dividends) as though received on December 31 of that year if paid to shareholders during January of the following calendar year.

    Foreign Tax Withholding. Income received by the Portfolio from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to treat its share of any non-U.S. income and similar taxes it pays (or which are paid by the Portfolio) as though the taxes were paid by the Fund's shareholders. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund or Portfolio, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit. Shareholders will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund or Portfolio will be treated as paid by the Fund's shareholders for that year. Furthermore, foreign shareholders may be subject to U.S. tax at the rate of 30% (or lower treaty rate) of the income resulting from the Fund's election to treat any foreign taxes paid by it as paid its shareholders, but will not be able to claim a credit or deduction for the foreign taxes treated as having been paid by them.

    The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number ("TIN") or social security number and to make such certifications as the Fund may require, (2) the Internal Revenue Service notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the Internal Revenue Service and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's federal income tax liability. Dividends from the Fund attributable to the Fund's net investment income and short-term capital gains generally will be subject to U.S. withholding tax when paid to shareholders treated under U.S. tax law as nonresident alien individuals or foreign corporations, estates, partnerships or trusts.

    The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as each series of the Trust (including the Fund) qualifies as a "regulated investment company" under the Code.

    For additional information relating to the tax aspects of investing in the Fund and for information about the tax aspects of the Portfolio, see the Statement of Additional Information.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


    The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has seven series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares.

    Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances the shareholders of one or more series could control the outcome of these votes.


    The series of the Portfolio Trust will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of the Portfolio Trust could control the outcome of these votes.


    Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


    The Portfolio Trust is organized as a master trust fund under the laws of the State of New York. The Portfolio is a separate series of the Portfolio Trust, which currently has two other series. The Portfolio Trust's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the investment of all of the Assets of the Fund in the Portfolio.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each Portfolio Business Day. At 4:00 p.m., New York time, on each Portfolio Business Day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., New York time, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., New York time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., New York time, on the following Portfolio Business Day.

                           PERFORMANCE INFORMATION


    Yield and total return data for the Fund may from time to time be included in advertisements about the Trust. "Total return" is expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years. All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. "Yield" refers to the income generated by an investment in the Fund over the 30-day (or one month) period ended on the date of the most recent balance sheet of the Fund included in the Trust's registration statement with respect to the Fund. See the Statement of Additional Information for further information concerning the calculation of yield and total return data.

     The following table sets forth the average annual total returns of all relevant institutional private accounts and collective investment vehicles managed by the Sub-Adviser with general investment objectives and policies substantially similar to the Fund and the Portfolio and which have been managed as the Portfolio has been, and is expected to be, managed.

     The composite data is provided to illustrate the past performance of the Sub-Adviser in managing substantially similar accounts as measured against the specified market index and does not represent the performance of the Fund or the Portfolio. While the Fund was not operational before August 1, 1996 and has no performance history to compare to the Sub-Adviser composite or the specified index, the Portfolio has been operational since January 9, 1995. Accordingly, a Fund composite reflecting the Portfolio's performance, adjusted to assume that all charges, expenses and fees of the Fund currently in effect were deducted during the relevant time periods, is also provided below. Investors should not consider this composite performance data as an indication of future performance of the Fund, the Portfolio or the Sub-Adviser.

     The institutional private accounts and collective investment vehicles that are included in the Sub-Adviser's composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund and the Portfolio by the 1940 Act or the Code. Consequently, the performance results of the Sub-Adviser's composite could have been adversely affected if the institutional private accounts and collective investment vehicles included in the composite had been regulated as investment companies under the federal securities laws.

     The Sub-Adviser's composite returns (which reflect the reinvestment of all dividends) for each period are based upon the Sub-Adviser's historical results, but have been adjusted by assuming that all charges, expenses and fees of the Fund and the Portfolio which are currently in effect (as measured by the current expense ratios of the Fund and the Portfolio) were deducted during such periods, and are calculated in accordance with Securities and Exchange Commission guidelines. The investment results of the Sub- Adviser's composite presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

                                             Annualized Returns

                             Sub-Adviser      EAFE
                             Composite      Index(2)     Fund Composite

1 Year(1)..................    16.21%        13.62%          16.75%

Since Portfolio Inception
(1/9/95)...................      N/A         12.59%          13.45%

5 Years(1).................    12.24%        10.33%            N/A

10 Years(1)................    11.52%        10.57%            N/A

-------------
(1)      Through June 30, 1996.
(2) The EAFE Index includes 1112 companies in twenty countries representing the stock markets of Europe, Australia, New Zealand and the Far East. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges. The EAFE Index is capitalization weighted in U.S. dollars and includes dividends.

     Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund's portfolio and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. From time to time the Trust may also use comparative performance information in such advertisements, including the performance of unmanaged indices, the performance of the Consumer Price Index (as a measure for inflation), and data from Lipper Analytical Services, Inc. and other industry publications.

    A Shareholder Servicing Agent or a securities broker may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased return.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to the Trust, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

        GENERAL AND ACCOUNT INFORMATION     (888) 525-5757 (TOLL FREE)

                             --------------------

     The Trust's Statement of Additional Information, dated February 1, 1997, with respect to the Fund contains more detailed information about the Fund, including information related to (i) the Fund's investment restrictions, (ii) the Trustees and officers of the Trust and the Manager, Sub-Adviser and Sponsor of the Fund, (iii) portfolio transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, and (v) additional yield information, including the method used to calculate the total return and yield of the Fund.

------
REPUBLIC
     OVERSEAS EQUITY
                FUND




INVESTMENT MANAGER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018


SUB-ADVISER
Capital Guardian Trust Company
333 South Hope Street
Los Angeles, CA  90071



ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio  43219-3035


CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111



REPUBLIC
     OVERSEAS EQUITY
                FUND



PROSPECTUS
   February 1, 1997

REPUBLIC OPPORTUNITY FUND
3435 STELZER ROAD, COLUMBUS, OHIO  43219-3035

----------------------------------------------------------------------
ACCOUNT AND GENERAL INFORMATION: (888) 525-5757 (TOLL FREE)

     Republic Opportunity Fund (the "Fund") is a diversified series of Republic Funds (the "Trust"), an open-end management investment company which currently consists of seven funds, each of which has different and distinct investment objectives and policies. Only shares of the Fund are being offered by this Prospectus. Republic National Bank of New York ("Republic" or the "Manager") is the investment manager of Small Cap Equity Portfolio (the "Portfolio"). MFS Asset Management, Inc. (the "Sub-Adviser"), a wholly owned subsidiary of Massachusetts Financial Services Company, continuously manages the investments of the Portfolio.

         UNLIKE OTHER OPEN-END MANAGEMENT INVESTMENT COMPANIES (MUTUAL FUNDS) WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE TRUST SEEKS TO ACHIEVE THE INVESTMENT OBJECTIVE OF THE FUND BY INVESTING ALL OF THE FUND'S INVESTABLE ASSETS ("ASSETS") IN THE PORTFOLIO, WHICH HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE INVESTMENT EXPERIENCE OF THE FUND WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE PORTFOLIO. THE PORTFOLIO IS A DIVERSIFIED SERIES OF THE REPUBLIC PORTFOLIOS, WHICH IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. SEE "SPECIAL INFORMATION CONCERNING THE TWO-TIER FUND STRUCTURE."

         The investment objective of the Fund is to seek long-term growth of capital by investing primarily in equity securities of small- and medium-sized companies that are early in their life cycle but which may have potential to become major enterprises ("Emerging Growth Companies").

         AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     Shares are continuously offered for sale at net asset value with no sales charge by BISYS Fund Services ("BISYS")(i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with BISYS.

     AN INVESTOR WHO IS NOT PURCHASING DIRECTLY FROM BISYS SHOULD OBTAIN FROM HIS SECURITIES BROKER OR SHAREHOLDER SERVICING AGENT, AND SHOULD READ IN CONJUNCTION WITH THIS PROSPECTUS, THE MATERIALS PROVIDED BY THE SECURITIES BROKER OR SHAREHOLDER SERVICING AGENT DESCRIBING THE PROCEDURES UNDER WHICH SHARES MAY BE PURCHASED AND REDEEMED THROUGH SUCH SECURITIES BROKER OR SHAREHOLDER SERVICING AGENT.

     Prospectus sets forth concisely the information concerning the Fund that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information, dated February 1, 1997, with respect to the Fund, containing additional and more detailed information about the Fund, which is hereby incorporated by referenceinto this Prospectus. An investor may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address and telephone number printed above.


                               -------------------
Investors should read this Prospectus and retain it for future reference.
                              --------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
      SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


               THE DATE OF THIS PROSPECTUS IS FEBRUARY 1, 1997





                                   HIGHLIGHTS

THE FUND                                                               PAGE __

     Republic Opportunity Fund (the "Fund") is a separate series of Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of seven funds, each of which has different and distinct investment objectives and policies.

INVESTMENT OBJECTIVE AND POLICIES                                     PAGE __

     The investment objective of the Fund is to seek long-term growth of capital by investing, under normal market conditions, at least 80% of its Assets in equity securities of small- and medium-sized companies that are early in their life cycle but which may have potential to become major enterprises (emerging growth companies). The Trust seeks to achieve the investment objective of the Fund by investing all of the Fund's Assets in Small Cap Equity Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Portfolio is a series of Republic Portfolios (the "Portfolio Trust"), a master trust fund established under the law of the State of New York and organized on November 1, 1994. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.


MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST                       PAGE __

     Republic acts as investment manager to the Portfolio pursuant to an Investment Management Contract with the Portfolio Trust. For its services, the Manager receives from the Portfolio a fee at the annual rate of 0.25% of the Portfolio's average daily net assets.


     MFS Asset Management, Inc. continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisory Agreement with the Manager. For its services, the Sub-Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal on an annual basis to 0.75% of assets up to $50,000,000 and 0.60% of assets in excess of $50,000,000. See "Management of the Trust and the Portfolio Trust".

     BISYS acts as sponsor (the "Sponsor") and administrator of the Fund (the "Fund Administrator"), and as distributor (the "Distributor") of shares of the Fund (the "Shares"). For its services to the Fund, the Fund Administrator receives from the Fund a fee payable monthly equal on an annual basis to 0.05% of the Fund's average daily net assets, subject to certain breakpoints on assets in excess of $1 billion. BISYS Fund Services (Ireland) Limited ("BISYS (Ireland)")acts as administrator of the Portfolio (the "Portfolio Administrator"). For its services to the Portfolio, the Portfolio Administrator receives from the Portfolio a fee payable monthly equal on an annual basis to 0.05% of the average daily net assets of the Portfolio, subject to certain breakpoints on assets in excess of $1 billion.

     The Trust also has retained BISYS to distribute Shares pursuant to a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Pursuant to the terms of the Distribution Plan, the Distributor is reimbursed from the Fund for marketing costs and payments to other organizations for services rendered in distributing the Shares. This fee may not exceed 0.25% of the average daily net assets of the Fund represented by Shares outstanding and is expected to be limited to an amount such that the aggregate fees paid to the Distributor pursuant to the Distribution Plan and to the Shareholder Servicing Agents pursuant to the Administrative Services Plan do not exceed 0.25% of such assets. See "Management of the Trust."

PURCHASES AND REDEMPTIONS                                              PAGE __

     Shares are continuously offered for sale by the Distributor at net asset value with no sales charge (i) directly to the public, (ii) to customers of a financial institution, such as a federal or state-chartered bank, trust company or savings and loan association, that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"), and (iii) to customers of a securities broker that has entered into a dealer agreement with the Distributor. For investors who purchase Shares directly from the Distributor, the minimum initial investment is $1,000 and the minimum subsequent investment is $100. The Trust offers to buy back (redeem) Shares from shareholders of the Fund at any time at net asset value. See "Purchase of Shares" and "Redemption of Shares."

DIVIDENDS AND DISTRIBUTIONS                                           PAGE --

     The Trust declares and distributes all of the Fund's net investment income as a dividend to Fund shareholders semi-annually. Any net realized capital gains are distributed at least annually. All Fund distributions will be invested in additional Fund shares, unless the shareholder instructs the Fund otherwise. See "Dividends and Distributions."

                                    FEE TABLE

         The following table summarizes an investor's maximum transaction costs from investing in the Fund and the estimated aggregate annual operating expenses of the Fund and the Portfolio as a percentage of the average daily net assets of the Fund during the Fund's and the Portfolio's current fiscal years. The fiscal year ends of the Fund and the Portfolio are both October 31. The example illustrates the dollar cost of such estimated expenses on a $1,000 investment in the Fund. The Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the Trust retained the services of an investment adviser on behalf of the Fund and the Assets of the Fund were invested directly in the type of securities being held by the Portfolio.

    Shareholder Transaction Expenses ...........................     None
    Annual Fund Operating Expenses
         Investment Advisory Fee after waiver* .................     0.66%
         Distribution Fees (Rule 12b-1 fees) ...................     0.15%
         Other Expenses ........................................     0.74%

             -- Shareholder Servicing Fee .................     0.10%
             -- Administrative  Services Fee ..............     0.10%
             -- Other Operating Expenses ..................     0.54%

    Total Operating Expenses after waiver** ....................     1.55%
                                                                     =====

* Reflects a waiver of the investment management fee payable to Republic and an investment sub-advisory fee payable to the Sub-Adviser equal on an annual basis to 0.66% of the Fund's average daily net assets. Without such waiver, the Investment
         Advisory Fee would be equal on an annual basis to 0.91% of the Fund's average net assets. See "Management of the Trust and the Portfolio Trust."
** Total Operating Expenses are shown net of investment management fee waiver. Without such fee waiver, Total Operating Expenses would be equal on an annual basis to 1.80% of the Fund's average net assets.


EXAMPLE

         A shareholder of the Fund would pay the following expenses on a $1,000 investment in Fund Shares, assuming (1) 5% annual return and (2) redemption at the end of:


         1 year  ...............................................     $16
         3 years ...............................................     $49

     THE EXAMPLE SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE AGGREGATE EXPENSES OF THE FUND AND THE PORTFOLIO, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The purpose of the expense table provided above is to assist investors in understanding the expenses of investing in the Fund and an investor's share of the aggregate operating expenses of the Fund and the Portfolio. The information is based on the expenses the Fund and the Portfolio expect to incur for the current fiscal years of the Portfolio and the Fund.* The expense table shows the expected investment management fee, investment subadvisory fee, distribution (Rule 12b- 1) fee, administrative services fee and shareholder servicing fee. For a more detailed discussion of the costs and expenses of investing in the Fund, see "Management of the Trust and the Portfolio Trust."

----------
     *Assuming average daily net assets of $25 million in the Fund and $125 million in the Portfolio for the fiscal years.

         The fees paid from the Fund to each Shareholder Servicing Agent are determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in such accounts during such period, and the expenses incurred by such Shareholder Servicing Agent. Similarly, the fee from the Fund to the Distributor is in anticipation of, or as reimbursement for, expenses incurred by the Distributor in connection with the sale of Shares. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to the Shareholder Servicing Agents pursuant to the Administrative Services Plan may not exceed 0.25% of the average daily net assets of the Fund represented by Shares outstanding during the period for which payment is being made. Long-term shareholders may pay more than the economic equivalent of the maximum distribution charges permitted by the National Association of Securities Dealers, Inc.

         Some Shareholder Servicing Agents and securities brokers may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust with respect to the Fund, such as requiring a minimum initial investment or charging their customers a direct fee for their services. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Each Shareholder Servicing Agent and securities broker has agreed to transmit to shareholders who are its customers appropriate written disclosure of any transaction fees that it may charge them directly at least 30 days before the imposition of any such charge.


                             FINANCIAL HIGHLIGHTS

     The financial data shown below is to assist investors in evaluating the performance of the Fund since commencement of operations through October 31, 1996. The information shown in the following schedule has been audited by _________________ independent auditors, whose report on the Fund's financial statements is incorporated by reference into the Statement of Additional Information from the Fund's Annual Report dated October 31, 1996. The Annual Report also includes management's discussion of fund performance, and may be obtained without charge upon request. This information should be read in conjunction with the financial statements.

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
THE INDICATED PERIOD:
                                                               FOR THE PERIOD
                                                              SEPTEMBER 3, 1996
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                              OCTOBER 31, 1995
                                                              ------------------

Net asset value, beginning of period ..................             $_____
                                                                    ------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .............................               ____
    Net realized and unrealized gain from Portfolio ...               ____
                                                                    ------
    Total increase from investment operations .........               ____
                                                                    ------
LESS DIVIDENDS:
    From net investment income ........................              _____
    Net realized capital gains ........................              _____
                                                                    ------
    Total distributions to shareholders ...............              _____
Net asset value, end of period ........................             $_____
                                                                    ======
TOTAL RETURN ..........................................             _____%(a)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) ..............             $______
    Ratio of expenses to average net assets(b) ........              ____%(c)
    Ratio of net investment income to average net
      assets (b).......................................              ____%(c)
    Portfolio turnover rate ...........................              ____%(c)
    Average commission rate paid ......................              ____%(c)
----------

     (a) Not annualized.
     (b) Reflects a voluntary expense limitation and waiver of fees by affiliated parties of the Fund. If this limitation had not been in effect, the annualized ratios of expenses and net investment income to average net assets for the period September 3, 1996
         (commencement of operations) to October 31, 1996 would have been:
         Ratio of expenses to average net assets ..................  ___%(c)
         Ratio of net investment income to average net assets....... ___%(c)
         (c) Annualized.



                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
         The investment objective of the Fund is to seek long-term growth of capital by investing primarily in equity securities of small- and medium-sized companies that are early in their life cycle but which may have potential to become major enterprises ("Emerging Growth Companies"). The investment objective of the Portfolio is the same as the investment objective of the Fund.

         There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved. The investment objective of each of the Fund and the Portfolio may be changed without investor approval. If there is a change in the investment objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. Shareholders of the Fund shall receive 30 days' prior written notice of any change in the investment objective of the Fund or the Portfolio.

         Since the investment characteristics of the Fund will correspond to those of the Portfolio, the following is a discussion of the various investment policies of the Portfolio.

INVESTMENT POLICIES


         The Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 80% of its assets in equity securities (see "Investment Techniques - Equity Securities" below) of Emerging Growth Companies. Emerging Growth Companies generally have small (under $1 billion) market capitalizations and annual gross revenues ranging from $10 million to $1 billion, would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to become more widely recognized. However, the Portfolio may also invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand or basic changes in the economic environment. The Portfolio may invest up to 20% (and generally expects to invest between 5% and 10%) of its assets in foreign securities (excluding American Depositary Receipts) (see "Additional Risk Factors - Foreign Securities" below).

         While the Portfolio will invest primarily in common stocks, the Portfolio may, to a limited extent, seek appreciation in other types of securities such as foreign or convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments.

         While the Portfolio may engage in certain investment techniques as described below under the caption "Investment Techniques." The Portfolio's investments are subject to certain risks, as described in the above-referenced sections of this Prospectus and the Statement of Additional Information and as described below under the caption "Additional Risk Factors."



INVESTMENT TECHNIQUES

         Consistent with the Portfolio's investment objective and policies, the Portfolio may engage in the following investment techniques. See also "Investment Objective, Policies and Restrictions" in the Statement of Additional Information.

         Equity Securities: The Portfolio may invest in all types of equity securities, including the following: common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depositary receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized market.

         Fixed Income Securities: Fixed income securities in which the Portfolio may invest include bonds (including zero coupon bonds, deferred interest bonds and payable in-kind bonds), debentures, mortgage securities, notes, bills, commercial paper, obligations issued or guaranteed by a government or any of its political subdivisions, agencies or instrumentalities, and certificates of deposit, as well as debt obligations which may have a call on common stock by means of a conversion privilege or attached warrants.

     U.S. Government Securities: For temporary defensive reasons, the Portfolio may invest in Government securities, including: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years), all of which are backed by the full faith and credit of the U.S. Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association ("GNMA"); some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association (collectively, "U.S. Government Securities").

         Repurchase Agreements: The Portfolio may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, the Portfolio acquires securities subject to the seller's agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Portfolio's right to liquidate the securities may be restricted (during which time the value of the securities could decline). As discussed in the Statement of Additional Information, the Portfolio has adopted certain procedures intended to minimize the risks of investing in repurchase agreements.

         Lending of Portfolio Securities: The Portfolio may seek to increase its income by lending portfolio securities to entities deemed creditworthy by the Adviser. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, letters of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Sub-Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the value of the total assets of the Portfolio.


         Restricted Securities: The Portfolio may also purchase securities that are not registered under the Securities Act of 1933 (the "1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Board of Trustees determines, based upon a continuing review of the trading markets for a specific Rule 144A security, whether such security is liquid and thus not subject to the Portfolio's limitation on investing not more than 15% of its net assets in illiquid investments. The Board of Trustees has adopted guidelines and delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Board will carefully monitor the Portfolio's investment in Rule 144A securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of decreasing the level of liquidity in the Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the Portfolio's portfolio. Subject to the Portfolio's 15% limitation on investments in illiquid investments, the Portfolio may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Portfolio might not be able to sell these securities when the Sub-Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, the judgment of the Sub-Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.


     American Depositary Receipts ("ADRs"): The Portfolio may invest in ADRs, which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Because ADRs trade on U.S. securities exchanges, the Sub-Adviser does not treat them as foreign securities. However, they are subject to many of the risks of foreign securities such as exchange rates and more limited information about foreign issuers. See "Additional Risk Factors - Foreign Securities" below.

         Foreign Growth Securities: The Portfolio may invest in securities of foreign growth companies, including established foreign companies, whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment or which otherwise represent opportunities for long-term growth. See "Additional Risk Factors -Foreign Securities" below. It is anticipated that these companies will primarily be in nations with more developed securities markets, such as Japan, Australia, Canada, New Zealand and most Western European countries, including Great Britain.

         Emerging Market Securities: The Portfolio may invest in securities of issuers located in countries or regions with relatively low gross national product per capita compared to the world's major economies, and in countries or regions with the potential for rapid economic growth ("Emerging Markets"). Emerging Markets include any country: (i) having and "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the "World Bank"); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market as defined above. See "Additional Risk Factors - Emerging Markets" below. In determining where a company's principal activities are located, the Sub-Adviser considers such factors as its country of organization, the principal trading market for its securities and the source of its revenues and assets. The company's principal activities are deemed to be located in a particular country if: (a) the company is organized under the laws of, and maintains a principal office in that country; (b) the company has its principal securities trading market in that country, (c) the company derives 50% or more of its total revenues from goods sold or services performed in that country; or (d) the company has 50% or more of its assets in that country.

         Options on Securities: The Portfolio may write (sell) covered put and call options on securities ("Options") and purchase put and call Options that are traded on foreign or U.S. securities exchanges and over the counter. The Portfolio will write such Options for the purpose of increasing its return and/or protecting the value of its portfolio. In particular, where the Portfolio writes an Option which expires unexercised or is closed out by the Portfolio at a profit, it will retain the premium paid for the Option, which will increase its gross income and will offset in part the reduced value of a portfolio security in connection with which the Option may have been written or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the Option moves adversely to the Portfolio's position, the Option may be exercised and the Portfolio will be required to purchase or sell the security at a disadvantageous price, resulting in losses which may only be partially offset by the amount of the premium. The Portfolio may also write combinations of put and call Options on the same security, known as "straddles". Such transactions can generate additional premium income but also present increased risk.

         The Portfolio may purchase put or call Options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that the expected changes occur, the Portfolio may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the Options purchased. The risk assumed by the Portfolio in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the Option, although the Portfolio may be required to forfeit such amounts in the event that the prices of securities underlying the Options do not move in the direction or to the extent anticipated.

         Futures Contracts: The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed income securities or foreign currencies or contracts based on indexes of securities as such instruments become available for trading ("Futures Contracts"). Such transactions will be entered into for hedging purposes, in order to protect the Portfolio's current or intended investments from the effects of changes in interest or exchange rates, or for non-hedging purposes, to the extent permitted by applicable law. For example, in the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general increase in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or part, by gains on Futures Contracts sold by the Portfolio. Conversely, the adverse effects of an increase in the cost of portfolio securities to be acquired, occurring as a result of a decline in interest rates or a rise in the dollar value of securities denominated in foreign currencies, may be offset, in whole or in part, by gains on Futures Contracts purchased by the Portfolio. The Portfolio will incur brokerage fees when it purchases and sells Futures Contracts, and will be required to maintain margin deposits. In addition, Futures Contracts entail risks. Although the Portfolio believes that use of such contracts will benefit the Portfolio, if the Sub-Adviser's investment judgment about the general direction of interest or exchange rates is incorrect, the Portfolio's overall performance may be poorer than if it had not entered into any such contract and the Portfolio may realize a loss. Transactions entered into for non-hedging purposes involve greater risk, including the risk of losses which are not offset by gains on other portfolio assets. The Portfolio will not enter into any Futures Contract if immediately thereafter the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of its total assets.

         Options on Futures Contracts: The Portfolio may purchase and write options on Futures Contracts ("Options on Futures Contracts") for the purpose of protecting against declines in the value of portfolio securities or against increases in the costs of securities to be acquired, or for non-hedging purposes, to the extent permitted by applicable law. Purchases of Options on Futures Contracts may present less risk in hedging the portfolio of the Portfolio than the purchase or sale of the underlying Futures Contracts, since the potential loss is limited to the amount of the premium paid for the option, plus related transaction costs. The writing of such options, however, does not present less risk than the trading of Futures Contracts, and will constitute only a partial hedge, up to the amount of the premium received, less related transaction costs. In addition, if an option is exercised, the Portfolio may suffer a loss on the transaction. Transactions entered into for non-hedging purposes involve greater risk, including the risk of losses which are not offset by gains on other portfolio assets.

         Forward Contracts: The Portfolio may enter into forward foreign currency exchange contracts for the purchase and sale of a fixed quantity of a foreign currency at a future date ("Forward Contracts"). The Portfolio may enter into Forward Contracts for hedging purposes as well as for non- hedging purposes. By entering into transactions in Forward Contracts, however, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, the Portfolio may sustain losses which will reduce its gross income. Forward Contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in Futures Contracts or options traded on exchanges. The Portfolio may also enter into a Forward Contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of the Sub-Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. The Portfolio has established procedures consistent with statements of the Securities and Exchange Commission (the "SEC") and its staff regarding the use of Forward Contracts by registered investment companies, which requires use of segregated assets or "cover" in connection with the purchase and sale of such contracts.

     Options on Stock Indices: The Portfolio may write (sell) covered call and put options and purchase call and put options on domestic or foreign stock indices ("Options on Stock Indices"). The Portfolio may write such options for the purpose of increasing its current income and/or to protect its portfolio against declines in the value of securities it owns or increases in the value of securities to be acquired. When the Portfolio writes an option on a stock index, and the value of the index moves adversely to the holder's position, the option will not be exercised, and the Portfolio will either close out the option at a profit or allow it to expire unexercised. The Portfolio will thereby retain the amount of the premium, less related transaction costs, which will increase its gross income and offset part of the reduced value of portfolio securities or the increased cost of securities to be acquired. Such transactions, however, will constitute only partial hedges against adverse price fluctuations, since any such fluctuations will be offset only to the extent of the premium received by the Portfolio for the writing of the option, less related transaction costs. In addition, if the value of an underlying index moves adversely to the Portfolio's option position, the option may be exercised, and the Portfolio will experience a loss which may only be partially offset by the amount of the premium received.

         The Portfolio may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. The Portfolio's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

         Defensive Investments: When the Sub-Adviser believes that investing for temporary defensive reasons is appropriate, such as during times of international, political or economic uncertainty or turmoil, or in order to meet anticipated redemption requests, part or all of the Portfolio's assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations including, but not limited to, certificates of deposit, commercial paper, short-term notes and U.S. Government Securities.


     Portfolio Turnover: The Sub-Adviser manages the Portfolio generally without regard to restrictions on portfolio turnover, except those imposed by provisions of the federal tax laws regarding short-term trading. In general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. Because the Portfolio may have a portfolio turnover rate of 100% or more, transaction costs incurred by the Portfolio and the realized capital gains and losses of the Portfolio may be greater than those of a fund with a lesser portfolio turnover rate. See "Portfolio Transactions" and "Tax Matters" below.


ADDITIONAL RISK FACTORS AND POLICIES

         Foreign Securities: Transactions involving foreign equity and debt securities or foreign currencies, and transactions entered into in foreign countries, involve considerations and risks not typically associated with investing in U.S. markets. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the U.S. or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage costs, different or less stringent accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the U.S. Investments in foreign countries could be affected by other factors including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. Furthermore, dividends from foreign securities may be withheld at the source.


         Emerging Markets: The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or if the Portfolio has entered into a contract to sell the security, in possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets the Portfolio bears the risk that the securities will not be delivered and that the Portfolio's payment will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments.

         Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Portfolio.

         Fixed Income Securities: To the extent the Portfolio invests in fixed income securities, the net asset value of the Portfolio may change as the general levels of interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Portfolio has no restrictions with respect to the maturities or duration of the fixed income securities it holds. The Portfolio's investments in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the Portfolio's shorter-term obligations.

     Options, Futures Contracts and Forward Contracts: Although the Portfolio may enter into transactions in Options, Futures Contracts, Options on Futures
Contracts and Forward Contracts for hedging purposes, such transactions nevertheless involve certain risks. For example, a lack of correlation between the instrument underlying an Option or Futures Contract and the assets being hedged, or unexpected adverse price movements, could render the Portfolio's hedging strategy unsuccessful and could result in losses. The Portfolios also may enter into transactions in Options, Futures Contracts, Options on Futures Contracts and Forward Contracts for other than hedging purposes, which involves greater risk. In particular, such transactions may result in losses for the Portfolio which are not offset by gains on other portfolio positions, thereby reducing gross income. In addition, foreign currency markets may be extremely volatile from time to time. There also can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and the

Portfolio may be required to maintain a position until exercise or expiration, which could result in losses. The Statement of Additional Information contains a description of the nature and tradingmechanics of Options, Futures Contracts, Options on Futures Contracts and Forward Contracts, and includes a discussion of the risks related to transactions therein.

         Transactions in Forward Contracts may be entered into only in the over-the-counter market. Futures Contracts and Options on Futures Contracts may be entered into on U.S. exchanges regulated by the Commodity Futures Trading Commission and on foreign exchanges. In addition, the securities and indexes underlying Options, Futures Contracts and Options on Futures Contracts traded by the Portfolio will include both domestic and foreign securities.

                             -----------------------

         The policies described above are not fundamental and may be changed without shareholder approval.

         The Statement of Additional Information includes a discussion of investment policies and a listing of specific investment restrictions which govern the Portfolio's investment policies. The specific investment restrictions listed in the Statement of Additional Information may be changed without shareholder approval unless otherwise indicated. See "Investment Objective, Policies and Restrictions" in the Statement of Additional Information. The Portfolio's investment limitations and policies are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

           SPECIAL INFORMATION CONCERNING THE TWO-TIER FUND STRUCTURE

     The Trust, which is an open-end investment company, seeks to achieve the investment objective of the Fund by investing all of the Fund's Assets in the Portfolio, a series of a separate open-end investment company with the same investment objective as the Fund. Other mutual funds or institutional investors may invest in the Portfolio on the same terms and conditions as the Fund. However, these other investors may have different sales commissions and other operating expenses which may generate different aggregate performance results. Information concerning other investors in the Portfolio is available by calling the Sponsor at (614) 470-8000. The two-tier investment fund structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

         The investment objective of the Fund may be changed without the approval of the shareholders of the Fund and the investment objective of the Portfolio may be changed without the approval of the investors in the Portfolio. Shareholders of the Fund will receive 30 days prior written notice of any change in the investment objective of the Fund or the Portfolio. For a description of the investment objective, policies and restrictions of the Portfolio, see "Investment Objective and Policies" above.

         Except as permitted by the Securities and Exchange Commission, whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will hold a meeting of the shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes of the Fund's shareholders even if all Fund shareholders did not vote. Even if the Trust votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.

         The Trust may withdraw the Fund's investment in the Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if the Board of Trustees of the Trust determines that it is otherwise in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the Assets of the Fund in another pooled investment entity or the retaining of an investment adviser to manage the Fund's Assets in accordance with the investment policies described above with respect to the Portfolio. In the event the Trustees of the Trust were unable to accomplish either, the Trustees will determine the best course of action.

         As with traditionally structured funds which have large investors, the actions of such large investors may have a material effect on smaller investors. For example, if a large investor withdraws from the Portfolio, a small remaining fund may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk.

         For descriptions of the management and expenses of the Portfolio, see "Management of the Trust and the Portfolio Trust" below and in the Statement of Additional Information.

                 MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST
         The business and affairs of the Trust and the Portfolio Trust are managed under the direction of their respective Boards of Trustees. The Trustees of each of the Trust and the Portfolio Trust are Frederick C. Chen, Alan S. Parsow, Larry M. Robbins and Michael Seely. Additional information about the Trustees, as well as the executive officers of the Trust and the Portfolio Trust, may be found in the Statement of Additional Information under the caption "Management of the Trust and the Portfolio Trust -- Trustees and Officers."


         A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust and of the Portfolio Trust . Under the conflicts of interest procedures, the Trustees will review on a quarterly basis any potential conflicts of interests after consulting with fund counsel, the Manager and the Fund Administrator. If a potential conflict of interest arises, the Board of Trustees of the entity that may be adversely affected will take such action as is reasonably appropriate to resolve the conflict, up to and including establishing a new Board of Trustees for such entity. See "Management of the Trust and the Portfolio Trust" in the Statement of Additional Information for more information about the Trustees and the executive officers of the Trust and the Portfolio Trust.


INVESTMENT MANAGER

         Republic, whose address is 452 Fifth Avenue, New York, New York 10018, serves as investment manager to the Portfolio pursuant to an Investment Management Contract with the Portfolio Trust. Subject to the general guidance and the policies set by the Trustees of the Portfolio Trust, Republic provides general supervision over the investment management functions performed by the Sub-Adviser. For its services under the Investment Management Contract, the Manager receives from the Portfolio Trust a fee, payable monthly, at the annual rate of 0.25% of the Portfolio's average daily net assets.

         Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. As of December 31, 1996, Republic was the ____ largest commercial bank in the United States measured by deposits and the
____ largest commercial bank measured by shareholder equity.


         Republic and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations purchased for the Portfolio, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of obligations so purchased.

         Based upon the advice of counsel, Republic believes that the performance of investment advisory and other services for the Portfolio will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent Republic from continuing to perform such services for the Portfolio. If Republic were prohibited from acting as investment manager to the Portfolio, it is expected that the Trust's Board of Trustees would recommend to Fund shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.

SUB-ADVISER

     The Sub-Adviser continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisory Agreement with the Manager. For its services, the Sub-Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal on an annual basis to 0.75% of assets up to $50 million and 0.60% of assets in excess of $50 million. For the fiscal year ended October 31, 1996, such fee equaled ___% of the Portfolios average daily net assets. It is the responsibility of the Sub-Adviser not only to make investment decisions for the Portfolio, but also to place purchase and sale orders for the portfolio transactions of the Portfolio. See "Portfolio Transactions."

     The Sub-Adviser, together with its parent company, Massachusetts Financial Services Company ("MFS"), is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the U.S., Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $____ billion on behalf of approximately ____million investor accounts as of October 31, 1996. As of such date, the MFS organization managed approximately $____ billion of assets invested in equity securities, approximately $____ billion of assets invested in fixed income securities, and $___ billion of assets invested in securities of foreign issuers and non-U.S. dollar securities. MFS is a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895, establishing a headquarters office in the U.S. in 1973. The executive officers of MFS report to the Chairman of Sun Life.



         MFS has established a strategic alliance with Foreign & Colonial Management Ltd. ("Foreign & Colonial"). Foreign & Colonial is a subsidiary of two of the world's oldest financial services institutions, the London-based Foreign & Colonial Investment Trust PLC, which pioneered the idea of investment management in 1868, and HYPO-BANK (Bayerische Hypotheken-und Weschsel-Bank AG), the oldest publicly listed bank in Germany, founded in 1835. As part of this alliance, the portfolio managers and investment analysts of MFS and Foreign & Colonial will share their views on a variety of investment-related issues, such as the economy, securities markets, portfolio securities and their issuers, investment recommendations, strategies and techniques, risk analysis, trading strategies and other portfolio management matters. MFS will have access to the extensive international equity investment expertise of Foreign & Colonial, and Foreign & Colonial will have access to the extensive U.S. equity investment expertise of MFS. One or more MFS investment analysts are expected to work for an extended period with Foreign & Colonial's portfolio managers and investment analysts at their offices in London. In return, one or more Foreign & Colonial employees are expected to work in a similar manner at MFS' Boston offices.


         In certain instances there may be securities which are suitable for the Portfolio as well as for portfolios of other clients of the Sub-Adviser or MFS or clients of Foreign & Colonial. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS and Foreign & Colonial, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as the Portfolio is concerned, in other cases, however, it may produce increased investment opportunities for the Portfolio.

     The portfolio managers of the Portfolio are John W. Ballen and Brian Stack, Senior Vice President and Vice President respectively, of the Sub-Adviser. Mr. Ballen has been employed as a portfolio manager by the Sub-Adviser or MFS since prior to 1992. Mr. Stack has been employed as a portfolio manager or analyst by the Sub-Adviser or MFS since prior to 1992.

         MFS also serves as investment adviser to the MFS Family of Funds and to MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, MFS Union Standard Trust, MFS Variable Insurance Trust, MFS/Sun Life Series Trust, Sun Growth Variable Annuity Fund, Inc. and seven variable accounts, each of which is a registered investment company established by Sun Life of Canada (U.S.) in connection with the sale of various fixed/variable annuity contracts. MFS and the Sub-Adviser also provide investment advice to substantial private clients.


     DISTRIBUTOR  AND  SPONSOR


     BISYS, whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, acts as sponsor and principal underwriter and distributor of the Shares pursuant to a Distribution Contract with the Trust. The Distributor may, out of its own resources, make payments to broker-dealers for their services in distributing Shares. BISYS and its affiliates also serve as administrator or distributor to other investment companies. BISYS is a wholly owned subsidiary of BISYS Group, Inc.

     Pursuant to a Distribution Plan adopted by the Trust (the "Plan"), the Distributor is reimbursed from the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Fund Shares and for the provision of certain shareholder services with respect to Shares. The amount of this reimbursement may not exceed on an annual basis 0.25% of the average daily net assets of the Fund represented by Shares outstanding during the period for which payment is being made. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of Shares and who provide shareholders with personal services and account maintenance services ("service fees"), (2) payments to employees of the Distributor, and (3) printing and advertising expenses. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 0.25% of the Fund's average daily net assets represented by Shares outstanding during the period for which payment is being made. Salary expense of BISYS personnel who are responsible for marketing shares of the various portfolios of the Trust may be allocated to such portfolios on the basis of average net assets; travel expense is allocated to, or divided among, the particular portfolios for which it is incurred.

         Any payment by the Distributor or reimbursement of the Distributor from the Fund made pursuant to the Plan is contingent upon the Board of Trustees' approval. The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount (0.25% per annum of the Fund's average daily net assets represented by Shares outstanding) payable under the Plan in that year.

ADMINISTRATIVE SERVICES PLAN
         The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") with respect to Fund Shares which provides that the Trust may obtain the services of an administrator, transfer agent, custodian and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services.

FUND ADMINISTRATOR AND PORTFOLIO ADMINISTRATOR

     Pursuant to an Administration Agreements, BISYS and BISYS (Ireland) provide each of the Fund and the Portfolio, respectively, with general office facilities and supervise the overall administration of the Fund and the Portfolio including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund and the Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Fund and the Portfolio. For its services to the Fund, the Fund Administrator receives from the Fund fees payable monthly equal on an annual basis (for the Fund's then-current fiscal year) to 0.05% of the Fund's average daily net assets $1 billion, 0.04% of the Fund's average daily net assets in excess of $1 billion up to $2 billion, and 0.035% of the Fund's average daily net assets in excess of up to $2 billion. The administrative services fees of the Fund are subject to an annual minimum fee. See the Statement of Additional Information. For its services to the Portfolio, the Portfolio Administrator receives from the Portfolio fees payable monthly equal on an annual basis (for the Portfolio's then-current fiscal year) to 0.05% of the Portfolio's average daily net assets up to $1 billion, 0.04% of the Portfolio's average daily net assets in excess of $1 billion up to $2 billion, and 0.035% of the Portfolio's average daily net assets in excess of $2 billion.

     The Fund Administrator and the Portfolio Administrator provide persons satisfactory to the respective Boards of Trustees to serve as officers of the Trust and the Portfolio Trust. Such officers, as well as certain other employees of the Trust and of the Portfolio Trust, may be directors, officers or employees the Fund Administrator, the Portfolio Administrator, or their affiliates.

     BISYS, BISYS (Ireland) and their affiliates also serve as administrator and distributor of other investment companies. BISYS and BISYS (Ireland) are wholly owned subsidiaries of BISYS Group, Inc.


TRANSFER AGENT AND CUSTODIAN
         Each of the Trust and the Portfolio Trust has entered into a Transfer Agency Agreement with Investors Bank & Trust Company ("IBT") pursuant to which IBT acts as transfer agent (the "Transfer Agent") for the Fund and the Portfolio. The Transfer Agent maintains an account for each shareholder of the Fund and investor in the Portfolio, performs other transfer agency functions, and acts as dividend disbursing agent for the Fund. Pursuant to respective Custodian Agreements, IBT also acts as the custodian (the "Custodian") of the assets of the Fund and the Portfolio. The Portfolio Trust's Custodian Agreement provides that the Custodian may use the services of sub-custodians with respect to the Portfolio. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and the Portfolio's cash and securities, and handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's investments, maintaining books of original entry for portfolio accounting and other required books and accounts, and calculating the daily net asset value of the Portfolio. Securities held for the Portfolio may be deposited into the Federal Reserve- Treasury Department Book Entry System or the Depositary Trust Company. The Custodian does not determine the investment policies of the Fund or the Portfolio or decide which securities will be purchased or sold for the Portfolio. Assets of the Portfolio may, however, be invested in securities of the Custodian and the Portfolio Trust may deal with the Custodian as principal in securities transactions for the Portfolio. For its services, IBT receives such compensation as may from time to time be agreed upon by it and the Trust or the Portfolio Trust.

     SHAREHOLDER SERVICING AGENTS The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent, including Republic, pursuant to which a Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases and redemptions of Shares may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund's shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. For these services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent. It is currently intended that the aggregate fees paid to the Distributor pursuant to the Plan and to Shareholder Servicing Agents pursuant to the Administrative Services Plan will not exceed on an annual basis 0.25% of the Fund's average daily net assets represented by Shares outstanding during the period for which payment is being made.

         The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees.

         The Glass-Steagall Act prohibits certain financial institutions from engaging in the business of underwriting securities of open-end investment companies, such as shares of the Fund. The Trust engages banks as Shareholder Servicing Agents on behalf of the Fund only to perform administrative and shareholder servicing functions as described above. The Trust believes that the Glass-Steagall Act should not preclude a bank from acting as a Shareholder Servicing Agent. There is presently no controlling precedent regarding the performance of shareholder servicing activities by banks. Future changes in either federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain Fund shareholders, and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Fund might occur and a shareholder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Fund would suffer any adverse financial consequences as a result of these occurrences.

OTHER EXPENSES


     The Fund bears all costs of its operations other than expenses specifically assumed by the Distributor, Manager or the Sub-Adviser. See "Management of the Trust -- Expenses and Expense Limits" in the Statement of Additional Information. Trust expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among all the portfolios in the Trust in relation to the net assets of each portfolio. For the period from September 3, 1996 (commencement of operations) through October 31, 1996, the Fund's operating expenses equaled on an annual basis ____% of its average daily net assets.

                             PORTFOLIO TRANSACTIONS
     While it is not generally the Portfolio's policy to invest or trade for short-term profits, the Portfolio may dispose of a portfolio security whenever the Sub-Adviser believes it is appropriate to do so without regard to the length of time the particular asset may have been held. A high turnover rate involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading if it believes a transaction net of costs (including custodian charges) will help in achieving its investment objective.


     The primary consideration in placing security transactions is execution at the most favorable prices. Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Sub- Adviser may consider sales of shares of the Fund and of the investment company clients of MFS Fund Distributors, Inc., a wholly owned subsidiary of MFS and the principal underwriter of certain funds in the MFS Family of Funds, as a factor in the selection of broker-dealers to execute the Portfolio's portfolio transactions. From time to time, the Sub-Adviser may direct certain portfolio transactions to broker-dealer firms which, in turn, have agreed to pay a portion of the Fund's operating expenses (e.g., fee charged by the custodian of the Fund's and the Portfolio's assets). For a further discussion of portfolio trading, see the Statement of Additional Information. Transaction costs incurred by the Portfolio and the realized capital gains and losses of the Portfolio may be greater than that of a fund with a lesser portfolio turnover rate.



                        DETERMINATION OF NET ASSET VALUE
      The net asset value of the Shares is determined on each day on which the New York Stock Exchange is open for regular trading ("Fund Business Day"). This determination is made once during each such day as of 4:00 p.m., New York time, by dividing the value of the Fund's net assets (i.e., the value of its investment in the Portfolio and other assets less its liabilities, including expenses payable or accrued) by the number of Shares outstanding at the time the determination is made.

         The value of the Fund's investment in the Portfolio is also determined once daily at 4:00 p.m., New York time, on each day the New York Stock Exchange is open for regular trading ("Portfolio Business Day").

         The determination of the value of the Fund's investment in the Portfolio is made by subtracting from the value of the total assets of the Portfolio the amount of the Portfolio's liabilities and multiplying the difference by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio.

         Values of assets held by the Portfolio are determined on the basis of their market or other fair value, as described in the Statement of Additional Information.

                               PURCHASE OF SHARES

     Shares may be purchased through Shareholder Servicing Agents or through securities brokers that have entered into a dealer agreement with the Distributor ("Securities Brokers"). Shares may be purchased without a sales load at their net asset value next determined after an order is transmitted to and accepted by the Distributor or is received by a Shareholder Servicing Agent or a





Securities Broker if it is transmitted to and accepted by the Distributor. Purchases are therefore effected on the same day the purchase order is received by the Distributor provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day. The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.


         While there is no sales load on purchases of Shares, the Distributor may receive fees from the Fund. See "Management of the Trust -- Distributor and Sponsor." Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

         All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

         An investor may purchase Shares through the Distributor directly or by authorizing his Shareholder Servicing Agent or his securities broker to purchase such Shares on his behalf through the Distributor.


         Exchange Privilege. By contacting the Transfer Agent or his Shareholder Servicing Agent or his securities broker, a shareholder may exchange some or all of his Shares for shares of the retail class of one or more of the following investment companies (or series thereof) at net asset value without a sales charge: Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Overseas Equity Fund, Republic Taxable Bond Fund060B and such other Republic Funds or other registered investment companies (or series thereof) for which Republic serves as investment adviser as Republic may determine. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other Republic Fund which may produce a gain or loss for tax purposes.


         The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states in which such exchanges legally may be made. A shareholder considering an exchange should obtain and read the prospectus of the other Republic Fund and consider the differences in investment objectives and policies before making any exchange.

     DIRECTLY THROUGH THE DISTRIBUTOR For each shareholder who purchases Shares directly through the Distributor, the Trust, as the shareholder's agent, establishes an open account to which all Shares purchased are credited togetherwith any dividends and capital gains distributions which are paid in additional Shares. See "Dividends and Distributions." The minimum initial investment is $1,000, except the minimum initial investment for an Individual Retirement Account is $250. The minimum subsequent investment is $100. Initial and subsequent purchases may be made by writing a check (in U.S. dollars) payable to the Republic Funds -- Emerging Equities Fund and mailing it to:

                  Republic Funds
                  c/o Investors Bank & Trust Company
                  P.O. Box 1537  MFD23
                  Boston, Massachusetts 02205-1537

         In the case of an initial purchase, the check must be accompanied by a completed Purchase Application.

         In the case of subsequent purchases, a shareholder may transmit purchase payments by wire directly to the Fund's custodian bank at the following address:

                  Investors Bank & Trust Company
                  Boston, Massachusetts
                  Attn: Transfer Agent
                  ABA # 011001438
                  Acct. # 5999-99451

                  For further credit to the Republic Funds (Republic Opportunity Fund, account name, account #)


         The wire order must specify the Fund, the account name, number, confirmation number, address, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order.

         Automatic Investment Plan. The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor's bank are notified in writing to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to the Trust, there may be a delay between the time of bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the Fund Business Day that both the check and the bank withdrawal data are received in required form by the Transfer Agent. Further information about the plan may be obtained from IBT at the telephone number listed on the back cover.

         For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see back cover for address and phone number).

     THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER Shares are being offered to the public, to customers of a Shareholder Servicing Agent and to customers of a securities broker that has entered into a dealer agreement with the Distributor. Shareholder Servicing Agents and securities brokers may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre- authorized or automatic purchase and redemption programs. Each Shareholder Servicing Agent and securities broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or securities broker. Conversely, certain Shareholder Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents.

         Shareholder Servicing Agents and securities brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund's custodian bank by following the procedures described above.

         For further information on how to direct a securities broker or a Shareholder Servicing Agent to purchase Shares, an investor should contact his securities broker or his Shareholder Servicing Agent (see back cover for address and phone number).

                                RETIREMENT PLANS
      Shares are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Sponsor upon request. Recently enacted federal tax legislation has substantially affected the tax treatment of contributions to certain retirement plans. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS
         Shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor's Shareholder Servicing Agent. In any event, such a plan is available from the Sponsor naming IBT, as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.

     DEFINED CONTRIBUTION PLANS Investors who are self-employed may purchase Shares for retirement plans for self-employed persons which are known as Defined
     Contribution Plans (formerly Keogh or H.R. 10 Plans). Republic offers a prototype plan for Money Purchase and Profit Sharing Plans.

SECTION 457 PLAN, 401(K) PLAN, 403(B) PLAN

     The Fund may be used as a vehicle for certain deferred compensation plans provided for by Section 457 of the Internal Revenue Code of 1986, as amended (the "Code"), with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities and certain affiliates of such entities. The Fund may also be used as a vehicle for both 401(k) plans and 403 (b) plans.


                              REDEMPTION OF SHARES
        A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his securities broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to 4:00 p.m., New York time, on any Fund Business Day.

Shares redeemed earn dividends up to and including the Fund Business Day prior to the day the redemption is effected.

     The proceeds of a redemption are normally paid from the Fund in federal funds on the next Fund Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days' notice all Shares in an account which has a value below $50. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

         Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his securities broker or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his securities broker or his Shareholder Servicing Agent). For further information as to how to direct a securities broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his securities broker or his Shareholder Servicing Agent (see back cover for address and phone number).


SYSTEMATIC WITHDRAWAL PLAN
         Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which they redeem at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.


REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR
         Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Fund's transfer agent, however, may reject redemption instructions if the guarantor is neither a member or not a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MPS"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

         An investor may redeem Shares in any amount by written request mailed to the Transfer Agent at the following address:

                  The Republic Funds
                  c/o Investors Bank & Trust Company
                  P.O. Box 1537  MFD23
                  Boston, Massachusetts 02205-1537

     Checks for redemption proceeds normally will be mailed within seven days, but will not be mailed until all checks in payment for the purchase of the

Shares to be redeemed have been cleared, which may take up to 15 days or more. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

         Redemption by Wire or Telephone. An investor may redeem Shares by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by check. The Trust reserves the right to refuse telephone and wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or securities broker at the time a request for a telephone redemption is effected: (1) shareholder's account number; (2) shareholder's social security number; and (3) name and account number of shareholder's designated securities dealer or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

                           DIVIDENDS AND DISTRIBUTIONS
        Dividends substantially equal to all of the Fund's net investment income earned are distributed to Fund shareholders of record semi-annually. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Portfolio, except as required for federal income tax purposes.

         The Fund's net realized short-term and long-term capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

         Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at their net asset value without a sales charge).

                                   TAX MATTERS
      This discussion is intended for general information only. An investor should consult with his own tax advisor as to the tax consequences of an investment in the Fund, including the status of distributions from the Fund under applicable state or local law.

     Each year, the Trust intends to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under Subchapter M of the Code. To so qualify, the Fund must meet certain income, distribution and diversification requirements. Provided such requirements are met and all investment company taxable income and net realized capital gains of the Fund are distributed to shareholders in accordance with the timing requirements imposed by the Code, generally no federal income or excise taxes will be paid by the Fund on amounts so distributed.

         Dividends and capital gains distributions, if any, paid to shareholders are treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. Shareholders must treat dividends, other than long-term capital gain dividends, as ordinary income. Dividends designated by the Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shares of the Fund have been held by the shareholders. Certain dividends declared in October, November, or December of a calendar year to shareholders of record on a date in such a month are taxable to shareholders (who otherwise are subject to tax on dividends) as though received on December 31 of that year if paid to shareholders during January of the following calendar year.

         Foreign Tax Withholding. Income received by the Portfolio from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to treat its share of any non-U.S. income and similar taxes it pays (or which are paid by the Portfolio) as though the taxes were paid by the Fund's shareholders. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund or Portfolio, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit. Shareholders will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund or Portfolio will be treated as paid by the Fund's shareholders for that year. Furthermore, foreign shareholders may be subject to U.S. tax at the rate of 30% (or lower treaty rate) of the income resulting from the Fund's election to treat any foreign taxes paid by it as paid its shareholders, but will not be able to claim a credit or deduction for the foreign taxes treated as having been paid by them.

         The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number ("TIN") or social security number and to make such certifications as the Fund may require, (2) the Internal Revenue Service notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the Internal Revenue Service and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's federal income tax liability. Dividends from the Fund attributable to the Fund's net investment income and short-term capital gains generally will be subject to U.S. withholding tax when paid to shareholders treated under U.S. tax law as nonresident alien individuals or foreign corporations, estates, partnerships or trusts.

         The Trust is organized as a Massachusetts business trust and, under current law, is not liable for any income or franchise tax in the Commonwealth of Massachusetts as long as each series of the Trust (including the Fund) qualifies as a "regulated investment company" under the Code.

         For additional information relating to the tax aspects of investing in the Fund and for information about the tax aspects of the Portfolio, see the Statement of Additional Information.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES
         The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has seven series of shares, each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares.

     Each share of the Fund represents an equal proportionate interest in the Fund with each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances the shareholders of one or more series could control the outcome of these votes.

         The series of the Portfolio Trust will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series of the Portfolio Trust could control the outcome of these votes.

         Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


         The Portfolio Trust is organized as a master trust fund under the laws of the State of New York. The Portfolio is a separate series of the Portfolio Trust, which currently has two other series. The Portfolio Trust's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations.
Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the investment of all of the Assets of the Fund in the Portfolio.


     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each Portfolio Business Day. At 4:00 p.m., New York time, on each Portfolio Business Day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., New York time, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., New York time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., New York time, on the following Portfolio Business Day.

                             PERFORMANCE INFORMATION
        Yield and total return data for the Fund may from time to time be included in advertisements about the Trust. "Total return" is expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years. All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. "Yield" refers to the income generated by an investment in the Fund over the 30-day (or one month) period ended on the date of the most recent balance sheet of the Fund included in the Trust's registration statement with respect to the Fund. See the Statement of Additional Information for further information concerning the calculation of yield and total return data.


     The following table sets forth the average annual total returns of all institutional separate accounts managed by the Sub-Adviser with investment objectives, policies and restrictions substantially similar to the Fund and the Portfolio and which have been managed as the Portfolio has been, and is expected to be, managed.

     The composite data is provided to illustrate the past performance of the Sub-Adviser in managing substantially similar accounts as measured against the specified market index and does not represent the performance of the Fund or the Portfolio. The Portfolio has been operational since September 3, 1996. Accordingly, a Fund composite reflecting the Portfolio's performance, adjusted to assume that all charges, expenses and fees of the Fund currently in effect were deducted during the relevant time periods, is also provided below. Investors should not consider this composite performance data as an indication of future performance of the Fund, the Portfolio or the Sub-Adviser.

     The institutional separate accounts that are included in the Sub-Adviser's composite are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund and the Portfolio by the 1940 Act or the Code. Consequently, the performance results of the Sub-Adviser's composite could have been adversely affected if the institutional separate accounts included in the composite had been regulated as investment companies under the federal securities laws.

     Returns for each period assume reinvestment of all net investment income, are adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are currently in effect (as measured by the current expense ratios of the Fund and the Portfolio) were deducted during such periods, and are calculated in accordance with SEC guidelines. The investment results of the Sub-Adviser's composite presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

                                                Annualized Returns

                             Sub-Adviser    Russell 2000
                              Composite        Index(2)      Fund Composite

1 Year(1)...................     ____%           ____%            N/A

Since Portfolio Inception
9/3/96.......................     N/A            ____%            ____%

5 Years(1)..................     ____%           ____%             N/A

10 Years(1).................     ____%           ____%             N/A

-------------
(1)  Through June 30, 1996.

(2) The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 Index, which represents approximately 98% of the U.S. equity market by capitalization.

     Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund's portfolio and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. From time to time the Trust may also use comparative performance information in such advertisements, including the performance of unmanaged indices, the performance of the Consumer Price Index (as a measure for inflation), and data from Lipper Analytical Services, Inc. and other industry publications.

         A Shareholder Servicing Agent or a securities broker may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent or that securities broker. Such customers may be able to obtain through their Shareholder Servicing Agent or securities broker quotations reflecting such decreased return.

     SHAREHOLDER  INQUIRIES

     All shareholder inquiries should be directed to the Trust, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

           GENERAL AND ACCOUNT INFORMATION (888) 525-5757 (TOLL FREE)
                              --------------------

     The Trust's Statement of Additional Information, dated February 1, 1997, with respect to the Fund contains more detailed information about the Fund, including information related to (i) the Fund's investment restrictions, (ii) the Trustees and officers of the Trust and the Manager, Sub-Adviser and Sponsor of the Fund, (iii) portfolio transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, and (v) additional yield information, including the method used to calculate the total return and yield of the Fund.

----------
REPUBLIC

OPPORTUNITY

FUND



Investment Manager
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018


Sub-Adviser
MFS Asset Management, Inc.
500 Boylston Street
Boston, MA 02116


Administrator, Distributor and Sponsor
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio  43219-3035


Custodian and Transfer Agent
Investors Bank & Trust Company
89 South Street
Boston, MA 02111



REPUBLIC

OPPORTUNITY

FUND



PROSPECTUS
February 1, 1997



RF069B

                           REPUBLIC TAXABLE BOND FUND

                               6 St. James Avenue
                                Boston, MA 02116
                                 (800) 782-8183

             Republic National Bank of New York - Investment Manager
                          ("Republic" or the "Manager")

                    Miller Anderson & Sherrerd - Sub-Adviser
                          ("MAS" or the "Sub-Adviser")

     Signature Broker-Dealer Services, Inc. - Administrator, Distributor and Sponsor ("SBDS" or the "Administrator of the Fund" or the "Distributor" or the
                                   "Sponsor")

               Signature Financial Group (Grand Cayman) Limited -
                         Administrator of the Portfolio
                             ("Signature (Cayman)")

                      Signature Financial Services, Inc. -
                              Fund Accounting Agent
                                  ("Signature")

                       STATEMENT OF ADDITIONAL INFORMATION

         Republic Taxable Bond Fund (the "Fund") is a separate series of Republic Funds (the "Trust"), an open-end, management investment company which currently consists of seven series, each of which has different and distinct investment objectives and policies. The Trust seeks to achieve the Fund's investment objective by investing all of the Fund's investable assets ("Assets") in Fixed Income Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Portfolio is a series of the Republic Portfolios (the "Portfolio Trust") which is an open-end management investment company. The Fund is described in this Statement of Additional Information.

         Shares of the Fund (the "Shares") are offered only to clients of Republic and its affiliates for which Republic or its affiliates exercises investment discretion.

         This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Prospectus for the Fund, dated __________, 1996 (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Fund at the address and telephone number printed above.



__________, 1996                                                   RF054C

                               TABLE OF CONTENTS
                                                                       Page

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS......................... 1
         Mortgage-Related and Other Asset-Backed Securities..............1
         Brady Bonds.....................................................6
         Foreign Currency Exchange-Related Securities....................6
         Eurodollar and Yankee Obligations...............................6
         Portfolio Management............................................8
         Investment Restrictions.........................................8
         Percentage and Rating Restrictions.............................11

PORTFOLIO TRANSACTIONS..................................................11

PERFORMANCE INFORMATION.................................................12
         Consumer Price Index...........................................12
         Lehman Brothers Government/Corporate Index.....................13
         Salomon Broad Index............................................13

MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST.........................13
         Trustees and Officers..........................................13
         Investment Manager.............................................16
         Sub-Adviser....................................................16
         Administrator and Portfolio Administrator......................17
         Distribution Plan..............................................17
         Administrative Services Plan...................................17
         Shareholder Servicing Agents...................................18
         Fund Accounting Agent..........................................18
         Custodian and Transfer Agent...................................18
DETERMINATION OF NET ASSET VALUE........................................18

TAXATION ...............................................................19
         Options, Futures, Forward Contracts and Swap Contracts.........20

OTHER INFORMATION.......................................................22
         Capitalization.................................................22
         Voting Rights..................................................23
         Independent Auditors...........................................23
         Counsel  ......................................................23
         Registration Statement.........................................24


         References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated __________, 1996, of the Fund by which shares of the Fund are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The following information supplements the discussion of the investment objective and policies of the Portfolio discussed under the caption "Investment Objective and Policies" in the Prospectus.

Mortgage-Related and Other Asset-Backed Securities

         Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities"). The Portfolio may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.

         There are two methods of trading mortgage-backed securities. A specific pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical mortgage transaction, called a TBA (to be announced) transaction, in which the type of mortgage securities to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. For example, in a TBA transaction an investor could purchase $1 million 30-year FNMA 9's and receive up to three pools on the settlement date. The pool numbers of the pools to be delivered at settlement will be announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. For example, an investor may request pools with particular characteristics, such as those that were issued prior to January 1, 1990. The most detailed specification of the trade is to request that the pool number be known prior to purchase. In this case the investor has entered into a specific pool transaction. Generally, agency pass-through mortgage-backed securities are traded on a TBA basis. The specific pool numbers of the securities purchased do not have to be determined at the time of the trade.

         Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association

("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues participation certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Pcs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Portfolio will not purchase mortgage-related securities or other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's net assets will be illiquid.

         Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Portfolio's industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolio takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

         Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Pcs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC Pcs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

         CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities --Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Portfolio may fail to recoup fully its initial investment in a CMO residual.

         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability and may be deemed "illiquid" and subject to the Portfolio's limitations on investment in illiquid securities.

         Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Portfolio's limitations on investment in illiquid securities.


         Other Asset-Backed Securities. The Portfolio may invest in asset-backed securities unrelated to mortgage loans. Asset-backed securities present certain risks that are not presented by mortgage

-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Mortgage-Backed Securities and Asset-Backed Securities--Types of Credit Support. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The U.S. Bond Index Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     The ratings of mortgage-backed securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         Examples of credit support arising out of the structure of the transaction include "senior- subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.


Brady Bonds


         The Brady Plan was conceived by the U.S. Treasury in the 1980's in an attempt to produce a debt restructuring program that would enable a debtor country to (i) reduce the absolute level of debt of its creditor banks, and (ii) reschedule its external debt repayments, based upon its ability to service such debts by persuading its creditor banks to accept a debt write-off by offering them a selection of options, each of which represented an attractive substitute for the nonperforming debt. Although it was envisioned that each debtor country would agree to a unique package of options with its creditor banks, the plan was that these options would be based upon the following: (i) a discount bond carrying a market rate of interest (whether fixed or floating), with principal collateralized by the debtor country with cash or securities in an amount equal to at least one year of rolling interest; (ii) a par bond carrying a low rate of interest (whether fixed or floating), collateralized in the same way as in (i) above; and (iii) retention of existing debt (thereby avoiding a debt write-off) coupled with an advance of new money or subscription of new bonds.

         Brady Plan debt restructurings totalling approximately $73 billion have been implemented to date in Argentina, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady Bonds having been issued to date by Mexico and Venezuela. Brazil has announced plans to issue Brady Bonds aggregating approximately $35 billion, based on current estimates. There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change.


     Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity,
(ii) the collateralized interest payments, (iii) the uncollateralized payments, and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.



Foreign Currency Exchange-Related Securities

     Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange Warrants SM ("CEWs"SM) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or German deutsche mark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required to either sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unaccrued obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (the "OCC"). Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

         Principal Exchange Rate Linked Securities. Principal exchange rate linked securities ("PERLs"SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" PERLS is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" PERLS are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLS may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

         Performance Indexed Paper. Performance indexed paper ("PIPs"SM) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs is established at maturity as a function of the spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. The Portfolio has no current intention of investing in CEWsSM, PERLsSM or PIPsSM.


 Sovereign and Supranational Debt Obligations

         Debt instruments issued or guaranteed by foreign governments, agencies, and supranational ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Mortgage Dollar Roll Transactions


        The Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the Portfolio's custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.


Portfolio Management

         The Sub-Adviser's investment strategy for achieving the Portfolio's investment objective has two basic components: maturity and duration management and value investing.

         Maturity and Duration Management. Maturity and duration management decisions are made in the context of an intermediate maturity orientation. The maturity structure of the Portfolio is adjusted in anticipation of cyclical interest rate changes. Such adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term, secular shifts in the levels of interest rates (i.e., shifts transcending and/or not inherent to the business cycle). Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for the Sub-Adviser's maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators.

         Value Investing. The second component of the Sub-Adviser's investment strategy for the Portfolio is value investing, whereby the Sub-Adviser seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit the portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged.

Investment Restrictions

         Each of the Portfolio Trust (with respect to the Portfolio) and the Trust (with respect to the Fund) has adopted the following investment restrictions which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Portfolio or Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities". The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940, as amended (the "1940 Act").

         As a matter of fundamental policy, the Portfolio (Fund) will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Fund's Assets in a separate registered investment company with substantially the same investment objectives):

     (1) invest in physical commodities or contracts on physical commodities;

     (2) purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

     (3) make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies, or entering into repurchase agreements, and (ii) by lending its portfolio securities;

     (4) with respect to 75% of its assets, purchase a security if, as a result, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

     (5) with respect to 75% of its assets, purchase securities of any issuer if, as the result, more than 5% of the Portfolio's (Fund's) total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (6) underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);


     (7) acquire any securities of companies within one industry if as a result of such acquisition, more than 25% of the value of the Portfolio's (Fund's) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position; and provided further that mortgage-backed securities shall not be considered a single industry for the purposes of this investment restriction;

     (8) borrow money (including from a bank or through reverse repurchase agreements or forward dollar roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Portfolio (Fund) may borrow as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

     (9) issue senior securities, except as permitted under the 1940 Act.


         Each of the Portfolio and the Fund is also subject to the following restrictions which may be changed by their respective Boards of Trustees without investor approval (except that none of the following investment policies shall prevent the Trust from investing all of the Assets of the Fund in a separate registered investment company with substantially the same investment objectives).

         As a matter of non-fundamental policy, the Portfolio (Fund) will not:


     (a) borrow money (including from a bank or through reverse repurchase agreements or forward dollar roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 10% of its net assets; provided, however, that the Portfolio (Fund) may not purchase any security while outstanding borrowings exceed 5% of net assets;

     (b) invest in futures and/or options on futures to the extent that its outstanding obligations to purchase securities under any future contracts in combination with its outstanding obligations with respect to options transactions would exceed 35% of its total assets;

     (c) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its total assets (included within that amount, but not to exceed 2% of the value of the Portfolio's (Fund's) net assets, may be warrants that are not listed on the New York Stock Exchange, the American Stock Exchange or an exchange with comparable listing requirements; warrants attached to securities are not subject to this limitation);

     (d) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions (transactions in futures contracts and options are not deemed to constitute selling securities short);

     (e) purchase or retain securities of an issuer if those officers and Trustees of the Portfolio Trust or the Manager or Sub-Adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (f)pledge, mortgage or hypothecate any of its assets to an extent greater than one-third of its total assets at fair market value;

     (g) invest more than an aggregate of 15% of the net assets of the Portfolio
(Fund), determined at the time of investment, in securities that are illiquid because their disposition is restricted under the federal securities laws or securities for which there is no readily available market; provided, however that this policy does not limit the acquisition of (i) securities that have legal or contractual restrictions on resale but have a readily available market or (ii) securities that are not registered under the 1933 Act, but which can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and which are deemed to be liquid pursuant to guidelines adopted by the Board of Trustees ("Restricted Securities").

     (h) invest more than 10% of its assets in Restricted Securities (including Rule 144A Securities);

     (i) invest for the purpose of exercising control over management of any company;

     (j) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; provided, however, that the Portfolio shall not invest in the shares of any open-end investment company unless (1) the Portfolio's Sub-Adviser waives any investment advisory fees with respect to such assets and (2) the Portfolio pays no sales charge in connection with the investment;

     (k) invest more than 5% of its total assets in securities of issuers (other than securities issued or guaranteed by U.S. or foreign government or political subdivisions thereof) which have (with predecessors) a record of less than three years' continuous operations; (l) write or acquire options or interests in oil, gas or other mineral explorations or development programs or leases.

Percentage and Rating Restrictions

         If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Portfolio or a later change in the rating of a security held by the Portfolio is not considered a violation of policy; however, the Sub-Adviser will consider such change in its determination of whether to hold the security.

                             PORTFOLIO TRANSACTIONS
      The Sub-Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders for the Portfolio, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Portfolio does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Sub-Adviser may place orders for the purchase and sale of the Portfolio's investments with Republic New York Securities Corporation, an affiliate of the Manager.

         Because the Portfolio invests primarily in fixed-income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal.
Accordingly, the Portfolio would not ordinarily pay significant brokerage commissions with respect to securities transactions.

                             PERFORMANCE INFORMATION

       The Trust may, from time to time, include the total return for the Fund, computed in accordance with formulas prescribed by the Securities and Exchange Commission (the "SEC"), in advertisements or reports to shareholders or prospective investors.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         Historical performance information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the

Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The table that follows sets forth historical return information for the periods indicated:

     Average Annual Total Return -- Commencement of Operations* to Period Ended 10/31/95: _____%.


*Fixed Income Portfolio commenced operations on January 9, 1995.

         Performance information for the Fund may also be compared to various unmanaged indices, described below. Unmanaged indices (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of the Fund, and the market conditions during the given time period, and should not be considered to be representative of what may be achieved in the future.

         The Fund may from time to time use one or more of the following unmanaged indices for performance comparison purposes:

Consumer Price Index

         The Consumer Price Index is published by the U.S. Department of Labor and is a measure of inflation.

Lehman Brothers Government/Corporate Index

         The Lehman Brothers Government/Corporate Index is a combination of the Government and Corporate Bond Indices. The Government Index includes public obligations of the U.S. Treasury, issues of government agencies, and corporate debt backed by the U.S. Government. The Corporate Bond Index includes fixed-rate nonconvertible corporate debt. Also included are Yankee Bonds and nonconvertible debt issued by or guaranteed by foreign or international governments and agencies. All issues are investment grade (BBB) or higher, with maturities of at least one year and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for others. Any security downgraded during the month is held in the index until month-end and then removed. All returns are market value weighted inclusive of accrued income.

Salomon Bond Index

         The Salomon Bond Index, also known as the Broad Investment Grade (BIG) Index, is a fixed income market capitalization-weighted index, including U.S. Treasury, agency, mortgage and investment grade (BBB or better) corporate securities with maturities of one year or longer and with amounts outstanding of at least $25 million. The government index includes traditional agencies; the mortgage index includes agency pass-throughs and FHA and GNMA project loans; the corporate index includes returns for 17 industry sub-sectors. Securities excluded from the Broad Index are floating/variable rate bonds, private placements, and derivatives (e.g., U.S. Treasury zeros, CMOs, mortgage strips). Every issue is trader-priced at month-end and the index is published monthly.

                 MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST

Trustees and Officers

         The principal occupations of the Trustees and executive officers of the Trust for the past five years are listed below. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust and the Portfolio Trust. The address of each, unless otherwise indicated, is 6 St. James Avenue, Boston, Massachusetts 02116.

     FREDERICK  C.  CHEN,   Trustee  126  Butternut   Hollow  Road,   Greenwich,
Connecticut 06830 - Management Consultant.

     ALAN S. PARSOW*, Trustee 2222 Skyline Drive, Elkhorn, Nebraska 68022 - General Partner of Parsow Partnership, Ltd. (investments).

LARRY M. ROBBINS, Trustee
         Wharton Communication Program, University of Pennsylvania, 336 Steinberg Hall-Dietrich Hall, Philadelphia, Pennsylvania 19104 - Director of the Wharton Communication Program and Adjunct Professor of Management at the Wharton School of the University of Pennsylvania.

MICHAEL SEELY, Trustee
         405 Lexington Avenue, Suite 909, New York, New York 10174 - President of Investor Access Corporation (investor relations consulting firm).

PHILIP W. COOLIDGE*, President
         Chairman, President and Chief Executive Officer, Signature Financial Group, Inc. ("SFG"); Chairman, President and Chief Executive Officer, SBDS (since April, 1989), Chairman, President and Chief Executive Officer, Signature (since May, 1993); Director, Chairman and President, Signature (Cayman) (since March, 1992).

JOHN R. ELDER*, Treasurer
         Vice President, SFG (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (prior to April, 1995).

LINDA T. GIBSON*, Assistant Secretary
         Legal Counsel and Assistant Secretary, SFG (since June, 1991); Assistant Secretary, SBDS (since October, 1992); Assistant Secretary, Signature (since March, 1993); law student, Boston University School of Law (prior to May, 1992).

JAMES E. HOOLAHAN*, Vice President
         Senior Vice President, SFG (since December, 1989).

SUSAN  JAKUBOSKI*,  Assistant  Secretary and
         Assistant Treasurer P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, B.W.I. - Manager and Senior Fund Administrator, SFG and Signature (Cayman) (since August 1994); Assistant Treasurer, SBDS (since September 1994); Fund Compliance Administrator, Concord Financial Group, Inc. (from November
         1990 to August 1994).

THOMAS M. LENZ*, Secretary
         Senior  Vice  President  and  Associate  General  Counsel,  SFG  (since
         November, 1989); Assistant Secretary, SBDS (since February, 1991); Assistant Secretary, Signature (since March, 1993).

MOLLY S. MUGLER*, Assistant Secretary
         Legal Counsel and Assistant Secretary, SFG; Assistant Secretary, SBDS (since April, 1989); Assistant Secretary, Signature (since March,
         1993).

BARBARA M. O'DETTE*, Assistant Treasurer
         Assistant  Treasurer,  SFG;  Assistant  Treasurer,  SBDS (since  April,
         1989); Assistant Treasurer, Signature (since March, 1993).

ANDRES E. SALDANA*, Assistant Secretary
         Legal Counsel and Assistant Secretary, SFG (since November, 1992); Assistant Secretary, SBDS (since September, 1993); Assistant Secretary, Signature (since March, 1993); Attorney, Ropes & Gray (September, 1990 to November, 1992).

     Messrs. Coolidge, Elder, Lenz and Saldana and Mss. Gibson, Jakuboski, Mugler and O'Dette are also Trustees and/or officers of certain other investment companies of which SBDS or an affiliate is the administrator.

                               COMPENSATION TABLE


                              Pension or
                              Retirement                         Total
                              Benefits            Estimated      Compensation
               Aggregate      Accrued as          Annual         from Fund
Name of        Compensation   Part of Fund        Benefits Upon  Complex* Paid
Trustee        from Trust     Expenses            Retirement     to Trustees


Frederick C.   $4,096.42      none                none           $4,873,21
Chen
Alan S. Parsow $4,096.42      none                none           $4,873.21

Larry M.       $3,696.43      none                none           $4,373.22
Robbins

Michael Seely  $4,096.42      none                none           $4,873.21

  *The Fund  Complex  consists of the Trust,
Republic Advisor Funds Trust (another investor in the Portfolio Trust) and the Portfolio Trust.

         The compensation table above reflects the fees received by the Trustees from the Trust and Portfolio Trust for the fiscal year ended October 31, 1995. The Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, Republic Advisor Funds Trust, and the Portfolio Trust will receive an annual retainer of $3,600 and a fee of $1,000 for each meeting of the Board of Trustees or committee thereof attended.

         As of __________, 1996, the Trustees and officers of the Trust and the Portfolio Trust, as a group, owned less than 1% of the outstanding shares of the Fund. As of the same date, the following shareholders of record owned 5% or more of the outstanding shares of the Fund (the Trust has no knowledge of the beneficial ownership of such shares): Republic NY Securities Co., FBO Republic Bank of New York, Miller Anderson, 452 Fifth Avenue, 14th Floor, New York, New York, 10018 - 39.1%;

Republic National Bank of New York, 452 Fifth Avenue,  New York, New York, 10018
- 25.5%; Kinco & Co., c/o RNB Securities Services, One Hanson Place - Lower Level, Brooklyn, New York, 11243 - 17.0%. Shareholders who own more than 25% of the outstanding voting securities of the Fund may take action without the approval of other shareholders of the Fund.

         The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Investment Manager


         Republic is the investment manager to the Portfolio pursuant to an investment management agreement (the "Investment Management Contract") with the Portfolio Trust. For its services, the Manager is paid a fee by the Portfolio, computed daily and paid monthly, equal on an annual basis to 0.20% of the Portfolio's average daily net assets.


         The Investment Management Contract will continue in effect with respect to the Portfolio, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by the Portfolio Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Portfolio Trust who are not parties to the Investment Management Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Management Contract may be terminated with respect to the Portfolio without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

         Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. No securities or instruments issued by Republic New York Corporation or Republic will be purchased for the Portfolio.

         Republic complies with applicable laws and regulations, including the regulations and rulings of the U.S. Comptroller of the Currency relating to fiduciary powers of national banks. These regulations provide, in general, that assets managed by a national bank as fiduciary shall not be invested in stock or obligations of, or property acquired from, the bank, its affiliates or their directors, officers or employees or other persons with substantial connections with the bank. The regulations further provide that fiduciary assets shall not be sold or transferred, by loan or otherwise, to the bank or persons connected with the bank as described above. Republic, in accordance with federal banking laws, may not purchase for its own account securities of any investment company the investment adviser of which it controls, extend credit to any such investment company, or accept the securities of any such investment company as collateral for a loan to purchase such securities. Moreover, Republic, its officers and employees do not express any opinion with respect to the advisability of any purchase of such securities.

         The investment advisory services of Republic to the Portfolio are not exclusive under the terms of the Investment Management Contract. Republic is free to and does render investment advisory services to others.

Sub-Adviser

         MAS, as the Portfolio's Sub-Adviser, is responsible for the investment management of the Portfolio's assets, including making investment decisions and placing orders for the purchase and sale of securities for the Portfolio directly with the issuers or with brokers or dealers selected by MAS or Republic in its discretion. See "Portfolio Transactions." MAS also furnishes to the Board of Trustees of the Portfolio Trust, which has overall responsibility for the business and affairs of the Portfolio Trust, periodic reports on the investment performance of the Portfolio.

         For its services, MAS receives from the Portfolio a fee, computed daily and based on the Portfolio's average daily net assets, equal on an annual basis to 0.375% on net assets up to $50 million, 0.25% on net assets over $50 million and up to $95 million, $300,000 on net assets over $95 million and up to $150 million, 0.20% on net assets over $150 million and up to $250 million, and 0.15% on net assets over $250 million. For the period from January 9, 1995 (Portfolio commencement of operations) to October 31, 1995, sub-advisory fees aggregated $53,963.

         The investment advisory services of MAS to the Portfolio are not exclusive under the terms of the Sub-Advisory Agreement. MAS is free to and does render investment advisory services to others.

Administrator and Portfolio Administrator

         Each Administrative Services Agreement is terminable with respect to the Fund or the Portfolio, as the case may be, without penalty at any time by vote of a majority of the respective Trustees, or by the respective Administrator, upon not less than 60 days' written notice to the Fund or the Portfolio, as the case may be. Each Agreement provides that neither the respective Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund or the Portfolio, as the case may be, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the respective Administrative Services Agreement. The minimum annual administrative services fees paid by the Fund shall be $25,000. For the period from January 9, 1995 (Portfolio commencement of operations) to October 31, 1995, the Portfolio accrued administrative services fees of $7,195.

Distribution Plan

         A Distribution Plan has been adopted by the Trust (the "Distribution Plan") with respect to the Shares, and provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Distribution Plan without approval by shareholders of the Fund and that any material amendments of the Distribution Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") has been committed to the discretion of the Independent Trustees. The Distribution Plan has been approved, and is subject to annual approval, by a majority vote of the Board of Trustees and by a majority vote of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. In adopting the Distribution Plan, the Trustees considered alternative methods to distribute the Shares and to reduce the Fund's per share expense ratio and concluded that there was a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan is terminable with respect to the Fund at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of the Shares.

Administrative Services Plan

         An Administrative Services Plan has been adopted by the Trust with respect to the Fund, and continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Fund by a majority vote of shareholders of the Fund. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Fund without the approval of a majority of shareholders of the Fund, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

Shareholder Servicing Agents

         The Trust has entered into a shareholder servicing agreement with each Shareholder Servicing Agent. For additional information, including a description of the fees paid to Shareholder Servicing Agents from assets attributable to the Shares, see "Management of the Trust - Shareholder Servicing Agents" in the Prospectus.

Fund Accounting Agent

         Pursuant to respective fund accounting agreements, Signature serves as fund accounting agent to each of the Fund and the Portfolio. For its services to the Fund, Signature receives from the Fund fees payable monthly equal on an annual basis to $12,000. For its services to the Portfolio, Signature receives fees payable monthly equal on an annual basis to $40,000. For the period from January 9, 1995 (Portfolio commencement of operations) to October 31, 1995, Signature's fee for these services aggregated $32,438, of which $10,115 was waived.

Custodian and Transfer Agent

         Investors Bank & Trust Company ("IBT") serves as custodian and transfer agent for each of the Fund and the Portfolio pursuant to Custodian Agreements and Transfer Agency Agreements, respectively. The Custodian may use the services of sub-custodians with respect to the Portfolio.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of each of the Shares is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. As of the date of this Statement of Additional Information, the NYSE is open every weekday except for the days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Bonds and other fixed income securities listed on a foreign exchange are valued at the latest quoted sales price available before the time when assets are valued. For purposes of determining the Portfolio's net asset value, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank.

         Bonds and other fixed-income securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Portfolio's portfolio may be valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Portfolio Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Portfolio Trust.

         Interest income on long-term obligations in the Portfolio's portfolio is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premium.

         Subject to the Trust's compliance with applicable regulations, the Trust on behalf of the Fund and the Portfolio have reserved the right to pay the redemption or repurchase price of Shares, either totally or partially, by a distribution in kind of portfolio securities from the Portfolio (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the Shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

                                    TAXATION

         Each year, to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), at least 90% of the Fund's investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gains over net long-term capital losses) must be distributed to Fund shareholders and the Fund must meet certain diversification of assets, source of income, and other requirements. If the Fund does not so qualify, it will be taxed as an ordinary corporation.

         The Fund intends to apply to the Internal Revenue Service for rulings including, among others, rulings to the effect that, (1) the Portfolio will be treated for federal income tax purposes as a partnership and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's income attributable to that share. While the IRS has issued substantially similar rulings in the past and SBDS anticipates that the Fund will receive the rulings it seeks, the IRS has complete discretion in granting rulings and complete assurance cannot be given that such rulings will be obtained. The Portfolio has advised its corresponding Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

         Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, for each calendar year an amount must be distributed equal to the sum of (1) at least 98% of the Fund's ordinary income (excluding any capital gains or losses) for the calendar year,
(2) at least 98% of the excess of the Fund's capital gain net income for the 12-month period ending, as a general rule, on October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

         Distributions by the Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

         If the Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

         Some of the debt securities that may be acquired by the Portfolio may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Portfolio, original issue discount on a taxable debt security earned in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         Some of the debt securities may be purchased by the Portfolio at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired by the Portfolio will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

         Under certain circumstances, the Fund may be taxed on income deemed to be earned from certain CMO residuals.

Options, Futures, Forward Contracts and Swap Contracts

         Some of the options, futures contracts, forward contracts and swap contracts entered into by the Portfolio may be "Section 1256 contracts." Section 1256 contracts held by the Portfolio at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the
Code) are "marked-to-market" with unrealized gains or losses being treated as though they were realized. Any gains or losses, including "marked-to-market" gains or losses, on Section 1256 contracts are generally 60% long-term and 40% short-term capital gains or losses ("60/40") although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

         Generally, hedging transactions and certain other transactions in options, futures, forward contracts and swap contracts undertaken by the Portfolio may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts and swap contracts to the Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Portfolio. Short-term gain is taxed as ordinary income when distributed to Fund shareholders.

         The Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Fund shareholders, and which will be taxed to Fund shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         The 30% limit on gains from the disposition of certain options, futures, forward contracts and swap contracts held less than three months, and the qualifying income and diversification requirements applicable to the Portfolio assets, may limit the extent to which the Portfolio will be able to engage in these transactions.

         Rules governing the tax aspects of swap contracts are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner deemed to be appropriate, the Internal Revenue Service might not necessarily accept such treatment. If it does not, the status of the Fund as a regulated investment company might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

         Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies and certain other foreign currency contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security or contract is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to shareholders as ordinary income.

     Earnings derived by the Portfolio from sources outside the U.S. may be subject to non-U.S. withholding and possibly other taxes. Such taxes may be reduced or eliminated under the terms of a U.S. income tax treaty and the Portfolio would undertake any procedural steps required to claim the benefits of such a treaty. With respect to any non-U.S. taxes actually paid by the Portfolio, if more than 50% in value of the Portfolio's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will elect to treat its share of any non-U.S. income and similar taxes the Portfolio pays as though the taxes were paid by the Fund's shareholders.

     Upon the sale or exchange of shares of the Fund, a shareholder generally will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term if the shareholder's holding period for the shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         The information above is only a summary of some of the tax considerations affecting the Fund and its shareholders. The Portfolio, the Fund, and the Fund's distributions may also be subject to state, local, foreign or other taxes not discussed above. A prospective investor may wish to consult a tax advisor to determine the suitability of an investment in the Fund based on the prospective investor's tax situation.

                                OTHER INFORMATION

Capitalization

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, FundTrust Tax- Free Trust (organized on July 30, 1986) and FundVest (organized on July 17, 1984, and since renamed FundSource). Prior to October 3, 1994 the name of the Trust was "FundTrust".

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

Voting Rights

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Portfolio Trust's Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

         Except as described below, whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast all of its votes on each matter at a meeting of investors in the Portfolio proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Fund's shareholders with respect to any proposal relating to the Portfolio which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund.

Independent Auditors

         For the fiscal year ended October 31, 1995, Ernst & Young, One Capital Place, George Town, Grand Cayman, Cayman Islands, B.W.I., served as independent auditors of the Portfolio.

     The Board of Trustees has appointed KPMG Peat Marwick LLP as independent accountants of the Trust and the Fund for the fiscal year ending October 31, 1996. KPMG Peat Marwick LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the preparation of filings with the Securities and Exchange Commission. The address of KPMG Peat Marwick LLP is 99 High Street, Boston, Massachusetts 02108. The Portfolio Trust has appointed KPMG Peat Marwick, Toronto, Ontario, as its independent accountants to audit the Portfolio's financial statements for the fiscal year ending October 31, 1996.

Counsel

         Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

Registration Statement

         This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                          REPUBLIC OVERSEAS EQUITY FUND


                               6 St. James Avenue
                                Boston, MA 02116
                                 (800) 782-8183

             Republic National Bank of New York - Investment Manager
                          ("Republic" or the "Manager")

                  Capital Guardian Trust Company - Sub-Adviser
                          ("CGTC" or the "Sub-Adviser")

                    Signature Broker-Dealer Services, Inc. -
               Administrator of the Fund, Distributor and Sponsor
     ("SBDS" or the "Administrator of the Fund" or the "Distributor" or the "Sponsor")

               Signature Financial Group (Grand Cayman) Limited -
                         Administrator of the Portfolio
                             ("Signature (Cayman)")

                      Signature Financial Services, Inc. -
                              Fund Accounting Agent
                                  ("Signature")


                       STATEMENT OF ADDITIONAL INFORMATION


         Republic Overseas Equity Fund (the "Fund") is a separate series of Republic Funds (the "Trust"), an open-end, management investment company which currently consists of seven series, each of which has different and distinct investment objectives and policies. The Trust seeks to achieve the Fund's investment objective by investing all of the Fund's investable assets ("Assets") in International Equity

Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Portfolio is a series of the Republic Portfolios (the "Portfolio Trust") which is an open-end management investment company.
The Fund is described in this Statement of Additional Information.

         Shares of the Fund (the "Shares") are offered only to clients of Republic and its affiliates for which Republic or its affiliates exercises investment discretion.

         This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Prospectus for the Fund, dated __________, 1996 (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Fund at the address and telephone number printed above.



__________, 1996                                                       RF055C

                                TABLE OF CONTENTS

                                                                        Page

         INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..................1
         U.S. Government Securities                              .........1
         Convertible Securities...........................................1
         Repurchase Agreements............................................2
         Investment Restrictions                                 .........2
         Percentage and Rating Restrictions                      .........4

         PORTFOLIO TRANSACTIONS...........................................5

         PERFORMANCE INFORMATION..........................................6

         MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST..................7
         Trustees and Officers                                   .........7
         Investment Manager                                      .........9
         Sub-Adviser.....................................................10
         Administrator and Portfolio Administrator               ........10
         Distribution Plan...............................................11
         Administrative Services Plan....................................11
         Shareholder Servicing Agents                            ........11
         Fund Accounting Agent...........................................11
         Custodian and Transfer Agent....................................12

         DETERMINATION OF NET ASSET VALUE................................12

         TAXATION........................................................12
         Options, Futures and Forward Contracts                  ........13
         Swap Agreements                                         ........14
         Investment in Passive Foreign Investment Companies..............14
         Disposition of Shares...........................................15

         OTHER INFORMATION...............................................16
         Capitalization                                          ........16
         Voting Rights                                           ........16
         Independent Auditors............................................17
         Counsel                                                 ........17
         Registration Statement                                  ........17



         References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated __________, 1996, of the Fund by which shares of the Fund are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The following information supplements the discussion of the investment objective and policies of the Portfolio discussed under the caption "Investment Objective and Policies" in the Prospectus.

U.S. Government Securities

     For liquidity purposes and for temporary defensive purposes, the Portfolio may invest in U.S. Government securities held directly or under repurchase agreements. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

         Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

Convertible Securities

         The Portfolio may buy securities that are convertible into common stock. The following is a brief description of the various types of convertible securities in which the Portfolio may invest.

         Convertible bonds are issued with lower coupons than non-convertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value, and the option to convert to common shares becomes more valuable.

         Convertible preferred stocks are non-voting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

         Warrants entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

         Rights represent a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public.

Repurchase Agreements

         The Portfolio may invest in instruments subject to repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Under the terms of a typical repurchase agreement, an underlying debt instrument would be acquired for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security.
Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into on behalf of the Fund are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including accrued interest thereon, and the Portfolio or its custodian bank has possession of the collateral, which the Portfolio Trust's Board of Trustees believes gives the Portfolio a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This could become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees of the Portfolio Trust believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held for the Portfolio exceed 15% of the Portfolio's net assets.

Investment Restrictions

         Each of the Portfolio Trust (with respect to the Portfolio) and the Trust (with respect to the Fund) has adopted the following investment restrictions which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Portfolio or Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities". The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

         As a matter of fundamental policy, the Portfolio (Fund) will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Fund's Assets in a separate registered investment company with substantially the same investment objectives):

     (1)  invest in physical commodities or contracts on physical commodities:

     (2) purchase or sell real estate, although it may purhase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

     (3) make loans except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees and except as otherwise in accordance with the Portfolio's (Fund's) investment objective and policies;

     (4) borrow money, except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that the Portfolio (Fund) maintains asset coverage of at least 300% for all such borrowings;

     (5) underwrite the securities of other issuers (except to the extent that the Portfolio (Fund) may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (6) acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Portfolio's (Fund's) total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when the Portfolio (Fund) adopts a temporary defensive position;

         (7)   issue senior securities, except as permitted under the 1940 Act;

     (8) with respect to 75% of its assets, the Portfolio (Fund) will not purchase securities of any issuer if, as a result, more than 5% of the Portfolio's (Fund's) total assets taken at market value would be invested in the securities of any single issuer;

     (9) with respect to 75% of its assets, the Portfolio (Fund) will not purchase a security if, as a result, the Portfolio (Fund) would hold more than 10% of the outstanding voting securities of any issuer.

         Each of the Portfolio and the Fund is also subject to the following restrictions which may be changed by the Board of Trustees without shareholder approval (except that none of the following investment policies shall prevent the Trust from investing all of the Assets of the Fund in a separate registered investment company with substantially the same investment objectives).

         As a matter of non-fundamental policy, the Portfolio (Fund) will not:

     (1) borrow money, except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 10% of its net assets; provided, however, that the Portfolio (Fund) may not purchase any security while outstanding borrowings exceed 5% of net assets;

     (2) sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities;

     (3) purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's (Fund's) net assets, may be warrants that are not listed on the New York or American Stock Exchanges or an exchange with comparable listing requirements. Warrants attached to securities are not subject to this limitation;

     (4) purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

     (5) invest more than an aggregate of 15% of the net assets of the Portfolio
(Fund), determined at the time of investment, in securities that are illiquid because their disposition is restricted under the federal securities laws or securities for which there is no readily available market; provided, however that this policy does not limit the acquisition of (i) securities that have legal or contractual restrictions on resale but have a readily available market or (ii) securities that are not registered under the 1933 Act, but which can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and which are deemed to be liquid pursuant to guidelines adopted by the Board of Trustees ("Restricted Securities").

     (6) invest more than 10% of the Portfolio's (Fund's) assets in Restricted Securities (including Rule 144A securities);

     (7) invest for the purpose of exercising control over management of any company;

     (8) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; provided, however, that the Portfolio shall not invest in the shares of any open-end investment company unless (1) the Portfolio's Sub-Adviser waives any investment advisory fees with respect to such assets and (2) the Portfolio pays no sales charge in connection with the investment;

     (9) invest more than 5% of its total assets in securities of issuers (other than securities issued or guaranteed by U.S. or foreign government or political subdivisions thereof) which have (with predecessors) a record of less than three years' continuous operations;

     (10) write or acquire options or interests in oil, gas or other mineral explorations or development programs or leases.

Percentage and Rating Restrictions

         If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy; however, the Sub-Adviser will consider such change in its determination of whether to hold the security.

                             PORTFOLIO TRANSACTIONS

     The Sub-Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders for the Portfolio, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Portfolio does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. To the extent consistent with applicable legal requirements, the Sub-Adviser may place orders for the purchase and sale of Portfolio investments for the Portfolio with Republic New York Securities Corporation, an affiliate of the Manager.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Sub- Adviser may cause the Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction. For the period January 9, 1995 (commencement of operations) to October 31, 1995, there were no brokerage commissions paid from the Portfolio.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio Trust may determine, and subject to seeking the most favorable price and execution available, the Sub-Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

         Investment decisions for the Portfolio and for the other investment advisory clients of the Sub- Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of the Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable.

                             PERFORMANCE INFORMATION

         The Trust may, from time to time, include the yield and total return for the Fund, both computed in accordance with formulas prescribed by the Securities and Exchange Commission ("SEC"), in advertisements or reports to shareholders or prospective investors.

         Quotations of yield for the Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

     YIELD = 2[( a-b + 1)6-1] cd where a = dividends and interest earned during the period,

     b = expenses accrued for the period (net of reimbursements),

     c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

         Historical performance information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The table that follows sets forth historical return information for the periods indicated:

     Average Annual Total Return -- Commencement of Operations* to Period Ended 10/31/95: _____%.

* International Equity Portfolio commenced operations on January 9, 1995.

         Performance information for the Fund may also be compared to various unmanaged indices, such as the Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") Index. Unmanaged indices (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund, and the market conditions during the given time period, and should not be considered to be representative of what may be achieved in the future.

                 MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST

Trustees and Officers

         The principal occupations of the Trustees and executive officers of the Trust for the past five years are listed below. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust and the Portfolio Trust. The address of each, unless otherwise indicated, is 6 St. James Avenue, Boston, Massachusetts 02116.

     FREDERICK  C.  CHEN,   Trustee  126  Butternut   Hollow  Road,   Greenwich,
Connecticut 06830 - Management Consultant.

     ALAN S. PARSOW*, Trustee 2222 Skyline Drive, Elkhorn, Nebraska 68022 - General Partner of Parsow Partnership, Ltd. (investments).

LARRY M. ROBBINS, Trustee
         Wharton Communication Program, University of Pennsylvania, 336 Steinberg Hall-Dietrich Hall, Philadelphia, Pennsylvania 19104 - Director of the Wharton Communication Program and Adjunct Professor of Management at the Wharton School of the University of Pennsylvania.

MICHAEL SEELY, Trustee
         405 Lexington Avenue, Suite 909, New York, New York 10174 - President of Investor Access Corporation (investor relations consulting firm).

PHILIP W. COOLIDGE*, President
         Chairman, President and Chief Executive Officer, Signature Financial Group, Inc. ("SFG"); Chairman, President and Chief Executive Officer, SBDS (since April, 1989), Chairman, President and Chief Executive Officer, Signature (since May, 1993); Director, Chairman and President, Signature (Cayman) (since March, 1992).

JOHN R. ELDER*, Treasurer
         Vice President, SFG (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (prior to April, 1995).

LINDA T. GIBSON*, Assistant Secretary
         Legal Counsel and Assistant Secretary, SFG (since June, 1991); Assistant Secretary, SBDS (since October, 1992); Assistant Secretary, Signature (since March, 1993); law student, Boston University School of Law (prior to May, 1992).

JAMES E. HOOLAHAN*, Vice President
         Senior Vice President, SFG (since December, 1989).

SUSAN JAKUBOSKI*, Assistant Secretary and Assistant Treasurer
         P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, B.W.I.; Manager and Senior Fund Administrator, SFG and Signature (Cayman) (since August 1994); Assistant Treasurer, SBDS (since September 1994); Fund Compliance Administrator, Concord Financial Group, Inc. (from November 1990 to August 1994).

THOMAS M. LENZ*, Secretary
         Senior  Vice  President  and  Associate  General  Counsel,  SFG  (since
         November, 1989); Assistant Secretary, SBDS (since February, 1991); Assistant Secretary, Signature (since March, 1993).

MOLLY S. MUGLER*, Assistant Secretary
         Legal Counsel and Assistant Secretary, SFG; Assistant Secretary, SBDS (since April, 1989); Assistant Secretary, Signature (since March,
         1993).

BARBARA M. O'DETTE*, Assistant Treasurer
         Assistant  Treasurer,  SFG;  Assistant  Treasurer,  SBDS (since  April,
         1989); Assistant Treasurer, Signature (since March, 1993).

ANDRES E. SALDANA*, Assistant Secretary
         Legal Counsel and Assistant Secretary, SFG (since November, 1992); Assistant Secretary, SBDS (since September, 1993); Assistant Secretary, Signature (since March, 1993); Attorney, Ropes & Gray (September, 1990 to November, 1992).

     Messrs. Coolidge, Elder, Lenz and Saldana and Mss. Gibson, Jakuboski, Mugler and O'Dette are also Trustees and/or officers of certain other investment companies of which SBDS or an affiliate is the administrator.

                               COMPENSATION TABLE

                              Pension or
                              Retirement                         Total
                              Benefits            Estimated      Compensation
               Aggregate      Accrued as          Annual         from Fund
Name of        Compensation   Part of Fund        Benefits Upon  Complex* Paid
Trustee        from Trust     Expenses            Retirement     to Trustees


Frederick C.   $4,096.42      none                none           $4,873,21
Chen
Alan S. Parsow $4,096.42      none                none           $4,873.21

Larry M.       $3,696.43      none                none           $4,373.22
Robbins

Michael Seely  $4,096.42      none                none           $4,873.21

     *The Fund Complex consists of the Trust, Republic Advisor Funds Trust (another investor in the Portfolio Trust) and the Portfolio Trust.

         The compensation table above reflects the fees received by the Trustees from the Trust and the Portfolio Trust for the fiscal year ended October 31, 1995. The Trustees who are not "interested persons" (as defined in the 1940 Act) of either the Trust, Republic Advisor Funds Trust or Portfolio Trust will receive an annual retainer of $3,600 and a fee of $1,000 for each meeting of the Board of Trustees or committee thereof attended.

         As of __________, 1996, the Trustees and officers of the Trust and the Portfolio Trust, as a group, owned less than 1% of the outstanding shares of the Fund. As of the same date, the following shareholders of record owned 5% or more of the outstanding shares of the Fund (the Trust has no knowledge of the beneficial ownership of such shares): Republic NY Securities Co., FBO Republic Bank of New York, Cap Guard, 452 Fifth Avenue, 14th Floor, New York, New York, 10018 - 32.8%; Republic National Bank of New York, 452 Fifth Avenue, New York, New York, 10018 - 9.9%; Kinco & Co., c/o RNB Securities Services, One

Hanson Place - Lower Level, Brooklyn, New York, 11243 - 5.5%. Shareholders who own more than 25% of the outstanding voting securities of the Fund may take action without the approval of other shareholders of the Fund.

         The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Investment Manager


         Republic is the investment manager to the Portfolio pursuant to an investment management agreement (the "Investment Management Contract") with the Portfolio Trust. For its services, the Manager is paid a fee by the Portfolio, computed daily and paid monthly, equal on an annual basis to 0.25% of the Portfolio's average daily net assets.


         The Investment Management Contract will continue in effect with respect to the Portfolio, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by the Portfolio Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Portfolio Trust who are not parties to the Investment Management Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Management Contract may be terminated with respect to the Portfolio without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

         Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. No securities or instruments issued by Republic New York Corporation or Republic will be purchased for the Portfolio.

         Republic complies with applicable laws and regulations, including the regulations and rulings of the U.S. Comptroller of the Currency relating to fiduciary powers of national banks. These regulations provide, in general, that assets managed by a national bank as fiduciary shall not be invested in stock or obligations of, or property acquired from, the bank, its affiliates or their directors, officers or employees or other persons with substantial connections with the bank. The regulations further provide that fiduciary assets shall not be sold or transferred, by loan or otherwise, to the bank or persons connected with the bank as described above. Republic, in accordance with federal banking laws, may not purchase for its own account securities of any investment company the investment adviser of which it controls, extend credit to any such investment company, or accept the securities of any such investment company as collateral for a loan to purchase such securities. Moreover, Republic, its officers and employees do not express any opinion with respect to the advisability of any purchase of such securities.

         The investment advisory services of Republic to the Portfolio are not exclusive under the terms of the Investment Management Contract. Republic is free to and does render investment advisory services to others.

Sub-Adviser

         CGTC, as the Portfolio's Sub-Adviser, is responsible for the investment management of the Portfolio's assets, including making investment decisions and placing orders for the purchase and sale of securities for the Portfolio directly with the issuers or with brokers or dealers selected by CGTC or Republic in its discretion. See "Portfolio Transactions." CGTC also furnishes to the Board of Trustees of the Portfolio Trust, which has overall responsibility for the business and affairs of the Portfolio Trust, periodic reports on the investment performance of the Portfolio.

         For its services, CGTC receives from the Portfolio a fee, computed daily and based on the Portfolio's average daily net assets, at the annual rate of 0.70% of net assets up to $25 million, 0.55% of net assets over $25 million up to $50 million, 0.425% of net assets over $50 million up to $250 million, and 0.375% of net assets in excess of $250 million. For the period from January 9, 1995 (Portfolio commencement of operations) to October 31, 1995, sub-advisory fees aggregated $131,059.

         The investment advisory services of CGTC to the Portfolio are not exclusive under the terms of the Sub-Advisory Agreement. CGTC is free to and does render investment advisory services to others.

Administrator and Portfolio Administrator

         Each Administrative Services Agreement is terminable with respect to the Fund or the Portfolio, as the case may be, without penalty at any time by vote of a majority of the respective Trustees, or by the respective Administrator, upon not less than 60 days' written notice to the Fund or the Portfolio, as the case may be. Each Agreement provides that neither the respective Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund or the Portfolio, as the case may be, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the respective Administrative Services Agreement. The minimum annual administrative services fees paid by the Fund shall be $25,000. For the period from January 9, 1995 (Portfolio commencement of operations) to October 31, 1995, the Portfolio accrued administrative services fees of $9,433.

Distribution Plan

         A Distribution Plan has been adopted by the Trust (the "Distribution Plan") with respect to the Shares, and provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Distribution Plan without approval by shareholders of the Fund and that any material amendments of the Distribution Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") has been committed to the discretion of the Independent Trustees. The Distribution Plan has been approved, and is subject to annual approval, by a majority vote of the Board of Trustees and by a majority vote of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. In adopting the Distribution Plan, the Trustees considered alternative methods to distribute the Shares and to reduce the Fund's per share expense ratio and concluded that there was a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan is terminable with respect to the Fund at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of the Shares.

Administrative Services Plan

         An Administrative Services Plan has been adopted by the Trust with respect to the Fund, and continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Fund by a majority vote of shareholders of the Fund. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Fund without the approval of a majority of shareholders of the Fund, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

Shareholder Servicing Agents

         The Trust has entered into a shareholder servicing agreement with each Shareholder Servicing Agent. For additional information, including a description of the fees paid to Shareholder Servicing Agents from assets attributable to the Shares, see "Management of the Trust - Shareholder Servicing Agents" in the Prospectus.

Fund Accounting Agent

         Pursuant to respective fund accounting agreements, Signature serves as fund accounting agent to each of the Fund and the Portfolio. For its services to the Fund, Signature receives from the Fund fees payable monthly equal on an annual basis to $12,000. For its services to the Portfolio, Signature receives fees payable monthly equal on an annual basis to $50,000. For the period from January 9, 1995 (Portfolio commencement of operations) to October 31, 1995, Signature's fee for these services aggregated $40,548, of which $12,835 was waived.

Custodian and Transfer Agent

         Investors Bank & Trust Company serves as custodian and transfer agent for each of the Fund and the Portfolio pursuant to Custodian Agreements and Transfer Agency Agreements, respectively. The Custodian may use the services of sub-custodians with respect to the Portfolio.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of each of the Shares is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. As of the date of this Statement of Additional Information, the NYSE is open every weekday except for the days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The Sub-Adviser typically completes its trading on behalf of the Portfolio in various markets before 4:00 p.m., and the value of portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to 4:00 p.m. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair value as determined in good faith under the direction of the Board of Trustees of the Portfolio Trust.

         Subject to the Trust's compliance with applicable regulations, the Trust on behalf of the Fund and the Portfolio have reserved the right to pay the redemption or repurchase price of Shares, either totally or partially, by a distribution in kind of portfolio securities from the Portfolio (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the Shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

                                    TAXATION
         Each year, to qualify as a separate "regulated investment company" under the Code, at least 90% of the Fund's investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gains over net long-term capital losses) must be distributed to Fund shareholders and the Fund must meet certain diversification of assets, source of income, and other requirements. If the Fund does not so qualify, it will be taxed as an ordinary corporation.

         The Fund intends to apply to the Internal Revenue Service for rulings, including, among others, rulings to the effect that (1) the Portfolio will be treated for federal income tax purposes as a partnership and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's income attributable to that share. While the IRS has issued substantially similar rulings in the past, and SBDS anticipates that the Fund will receive the rulings it seeks, the IRS has complete discretion in granting rulings and complete assurance cannot be given that such rulings will be obtained. The Portfolio has advised its corresponding Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

         Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, for each calendar year an amount must be distributed equal to the sum of (1) at least 98% of the Fund's ordinary income (excluding any capital gains or losses) for the calendar year,
(2) at least 98% of the excess of the Fund's capital gain net income for the 12-month period ending, as a general rule, on October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

         Distributions by the Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

         If the Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

         Some of the debt securities that may be acquired by the Portfolio may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Portfolio, original issue discount on a taxable debt security earned in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         Some of the debt securities may be purchased by the Portfolio at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired by the Portfolio will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

Options, Futures and Forward Contracts

         Some of the options, futures contracts and forward contracts entered into by the Portfolio may be "Section 1256 contracts." Section 1256 contracts held by the Portfolio at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked-to- market" with unrealized gains or losses being treated as though they were realized. Any gains or losses, including "marked-to-market" gains or losses, on Section 1256 contracts are generally 60% long-term and 40% short-term capital gains or losses ("60/40") although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

         Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Portfolio may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Portfolio. Short-term gain is taxed as ordinary income when distributed to Fund shareholders.

         The Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Fund shareholders, and which will be taxed to Fund shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         The 30% limit on gains from the disposition of certain options, futures and forward contracts held less than three months, and the qualifying income and diversification requirements applicable to the Portfolio assets, may limit the extent to which the Portfolio will be able to engage in these transactions.

Swap Agreements

         Rules governing the tax aspects of swap contracts are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner deemed to be appropriate, the Internal Revenue Service might not necessarily accept such treatment. If it does not, the status of the Fund as a regulated investment company might be affected. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

Investment in Passive Foreign Investment Companies

         The  Portfolio  may invest in shares of foreign  corporations  (through
ADRs) which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Portfolio receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares held by the Portfolio. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

         Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies and certain other foreign currency contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security or contract is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to shareholders as ordinary income.

Disposition of Shares

         Upon the sale or exchange of shares of the Fund, a shareholder generally will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term if the shareholder's holding period for the shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         The information above is only a summary of some of the tax considerations affecting the Fund and its shareholders. The Portfolio, the Fund, and the Fund's distributions may also be subject to state, local, foreign or other taxes not discussed above. A prospective investor may wish to consult a tax advisor to determine the suitability of an investment in the Fund based on the prospective investor's tax situation.

                                OTHER INFORMATION

Capitalization

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, FundTrust Tax-Free Trust (organized on July 30, 1986) and FundVest (organized on July 17, 1984, and since renamed FundSource).
Prior to October 3, 1994 the name of the Trust was "FundTrust".

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

Voting Rights

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Portfolio Trust's Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

         Except as described below, whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast all of its votes on each matter at a meeting of investors in the Portfolio proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Fund's shareholders with respect to any proposal relating to the Portfolio which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund.


Independent Auditors

         For the fiscal year ended October 31, 1995, Ernst & Young, One Capital Place, George Town, Grand Cayman, Cayman Islands, B.W.I., served as independent auditors of the Portfolio.

         The Board of Trustees has appointed KPMG Peat Marwick LLP as independent accountants of the Trust and the Fund for the fiscal year ending October 31, 1996. KPMG Peat Marwick LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the preparation of filings with the Securities and Exchange Commission. The address of KPMG Peat Marwick LLP is 99 High

     Street, Boston, Massachusetts 02108. The Portfolio Trust has appointed KPMG Peat Marwick, Toronto, Ontario, as its independent accountants to audit the Portfolio's financial statements for the fiscal year ending October 31, 1996.

Counsel

         Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

Registration Statement

         This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.



 RF055C

                            REPUBLIC OPPORTUNITY FUND


                               6 St. James Avenue
                                Boston, MA 02116
                                 (800) 782-8183

             Republic National Bank of New York - Investment Manager
                          ("Republic" or the "Manager")


                      MFS Asset Management, Inc. - Sub-Adviser
                                 ("Sub-Adviser")

   Signature Broker-Dealer Services, Inc. - Administrator of the Fund, Distributor and Sponsor ("SBDS" or the "Administrator of the Fund" or the
                        "Distributor" or the "Sponsor")

               Signature Financial Group (Grand Cayman) Limited -
                         Administrator of the Portfolio
                             ("Signature (Cayman)")

                      Signature Financial Services, Inc. -
                              Fund Accounting Agent
                                  ("Signature")


                       STATEMENT OF ADDITIONAL INFORMATION


         Republic Opportunity Fund (the "Fund") is a separate series of Republic Funds (the "Trust"), an open-end, management investment company which currently consists of seven series, each of which has different and distinct investment objectives and policies. The Trust seeks to achieve the Fund's investment objective by investing all of the Fund's investable assets ("Assets") in Small Cap Equity Portfolio (the "Portfolio"), which has the same investment objective as the Fund. The Portfolio is a series of the Republic Portfolios (the "Portfolio Trust") which is an open-end management investment company. The Fund is described in this Statement of Additional Information.


         Shares of the Fund (the "Shares") are offered only to clients of Republic and its affiliates for which Republic or its affiliates exercises investment discretion.

         This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Prospectus for the Fund, dated __________, 1996 (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Statement of Additional Information may be obtained without charge by writing or calling the Fund at the address and telephone number printed above.



__________, 1996                                                        RF070B

                                TABLE OF CONTENTS

                                                                         Page

         INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS..................1
         Investment Restrictions                                 ........[]
         Percentage and Rating Restrictions                      ........[]

         PORTFOLIO TRANSACTIONS..........................................[]
         PERFORMANCE INFORMATION.........................................[]

         MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST.................[]
         Trustees and Officers                                   ........[]
         Investment Manager                                      ........[]
         Sub-Adviser.....................................................[]
         Administrator and Portfolio Administrator               ........[]
         Distribution Plan...............................................[]
         Administrative Services Plan                            ........[]
         Shareholder Servicing Agents....................................[]
         Fund Accounting Agent...........................................[]
         Custodian and Transfer Agent....................................[]

         DETERMINATION OF NET ASSET VALUE................................[]

         TAXATION........................................................[]
         Options, Futures and Forward Contracts                  ........[]
         Swap Agreements                                         ........[]
         Investment in Passive Foreign Investment Companies..............[]
         Disposition of Shares...........................................[]

         OTHER INFORMATION...............................................[]
         Capitalization                                          ........[]
         Voting Rights                                           ........[]
         Independent Auditors............................................[]
         Counsel                                                 ........[]
         Registration Statement                                  ........[]



         References in this Statement of Additional Information to the "Prospectus" are to the Prospectus, dated __________, 1996, of the Fund by which shares of the Fund are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this Statement of Additional Information as in the Prospectus.

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

         The following information supplements the discussion of the investment objective and policies of the Portfolio discussed under the caption "Investment Objective and Policies" in the Prospectus.

     EMERGING MARKETS: The Portfolio may invest in Emerging Market Securities. Such investments entail significant risks as described in the Prospectus under the caption "Additional Risk Factors -- Emerging Markets" and as more fully described below.

         COMPANY DEBT -- Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities held by the Portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Portfolio's assets should these conditions recur.

         SOVEREIGN DEBT -- Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest averages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Portfolio) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest on or principal of debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         The ability of emerging market governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and tarnish its trade account surplus, if any. To the extent that emerging markets receive payment for its exports in currencies other than dollars or non-emerging market currencies, its ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Another factor bearing on the ability of emerging market countries to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

         LIQUIDITY; TRADING VOLUME; REGULATORY OVERSIGHT -- The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Furthermore, there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many emerging market securities markets and limited trading volume in the securities of emerging market issuers compared to the volume of trading in the securities of U.S. issuers could cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         DEFAULT; LEGAL RECOURSE -- The Portfolio may have limited legal recourse in the event of a default with respect to certain debt obligations it may hold. If the issuer of a fixed-income security owned by the Portfolio defaults, that Fund may incur additional expenses to seek recovery. Debt obligations issued by emerging market governments differ from debt obligations of private entities; remedies from defaults on debt obligations issued by emerging market governments, unlike those on private debt, must be pursued in the courts of the defaulting party itself. The Portfolio's ability to enforce its rights against private issuers may be limited. The ability to attach assets to enforce a judgment may be limited. Legal recourse is therefore somewhat diminished. Bankruptcy, moratorium and other similar laws applicable to private issuers of debt obligations may be substantially different from those of other countries. The political context, expressed as an emerging market governmental issuer's willingness to meet the terms of the debt obligation, for example, is of considerable importance. In addition, no assurance can be given that the holders of commercial bank debt may not contest payments to the holders of debt obligations in the event of default under commercial bank loan agreements.

         INFLATION -- Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         WITHHOLDING -- Income from securities held by the Portfolio could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Portfolio makes its investments. The Portfolio's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Portfolio or to entities in which the Portfolio has invested. The Sub-Adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         FOREIGN CURRENCIES -- Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain emerging market countries may restrict the free conversion of their currencies into other currencies. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Portfolio's portfolio securities are denominated may have a detrimental impact on the Portfolio's net asset value.

         REPURCHASE AGREEMENTS: As described in the Prospectus, the Portfolio may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the New York Stock Exchange or members of the Federal Reserve System, recognized domestic or foreign securities dealers or institutions which the Sub-Adviser has determined to be of comparable creditworthiness. The securities that the Portfolio purchases and holds have values that are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Portfolio together with the repurchase price on repurchase.

         The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Portfolio will have the right to liquidate the securities. If at the time the Portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Portfolio's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Portfolio. The Portfolio has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Portfolio only enters into repurchase agreements after the Sub-Adviser has determined that the seller is creditworthy, and the Sub- Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

         LENDING OF PORTFOLIO SECURITIES: The Portfolio may seek to increase its income by lending portfolio securities to entities deemed creditworthy by the Sub-Adviser. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will usually not exceed five days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Sub-Adviser to be of good standing, and when, in the judgment of the Sub-Adviser, the consideration which could be earned currently from securities loans of this type justifies the attendant risk. If the Sub-Adviser determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of the value of the Portfolio's total assets.

         FOREIGN SECURITIES: The Portfolio may invest in foreign securities as discussed in the Prospectus. Investments in foreign issues involve considerations and possible risks not typically associated with investments in securities issued by domestic companies or with debt securities issued by foreign governments. There may be less publicly available information about a foreign company than about a domestic company, and many foreign companies are not subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have substantially less volume than U.S markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. Fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. There is also less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the U.S.

         AMERICAN DEPOSITARY RECEIPTS: American Depositary Receipts ("ADRs") are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Portfolio's custodian in five days. The Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency.

         OPTIONS ON SECURITIES: The Portfolio may write (sell) covered call and put options on securities ("Options") and purchase call and put Options. The Portfolio may write Options for the purpose of attempting to increase its return and for hedging purposes. In particular, if the Portfolio writes an Option which expires unexercised or is closed out by the Portfolio at a profit, the Portfolio retains the premium paid for the Option less related transaction costs, which increases its gross income and offsets in part the reduced value of the portfolio security in connection with which the Option is written, or the increased cost of portfolio securities to be acquired. In contrast, however, if the price of the security underlying the Option moves adversely to the Portfolio's position, the Option may be exercised and the Portfolio will then be required to purchase or sell the security at a disadvantageous price, which might only partially be offset by the amount of the premium.

         The Portfolio may write Options in connection with buy-and-write transactions; that is, the Portfolio may purchase a security and then write a call Option against that security. The exercise price of the call Option the Portfolio determines to write depends upon the expected price movement of the underlying security. The exercise price of a call Option may be below ("in-the-money"), equal to ("at- the-money") or above ("out-of-the-money") the current value of the underlying security at the time the Option is written.

         The writing of covered put Options is similar in terms of risk/return characteristics to buy-and-write transactions. Put Options may be used by the Portfolio in the same market environments in which call Options are used in equivalent buy-and-write transactions.

         The Portfolio may also write combinations of put and call Options on the same security, a practice known as a "straddle." By writing a straddle, the Portfolio undertakes a simultaneous obligation to sell or purchase the same security in the event that one of the Options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the two Options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of a security remains stable and neither the call nor the put is exercised. In an instance where one of the Options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

         By writing a call Option on a portfolio security, the Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the Option. By writing a put Option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a loss unless the security subsequently appreciates in value. The writing of Options will not be undertaken by the Portfolio solely for hedging purposes, and may involve certain risks which are not present in the case of hedging transactions. Moreover, even where Options are written for hedging purposes, such transactions will constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

         The Portfolio may also purchase put and call Options. Put Options are purchased to hedge against a decline in the value of securities held in the Portfolio's portfolio. If such a decline occurs, the put Options will permit the Portfolio to sell the securities underlying such Options at the exercise price, or to close out the Options at a profit. The Portfolio will purchase call Options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such an increase occurs, the call Option will permit the Portfolio to purchase the securities underlying such Option at the exercise price or to close out the Option at a profit. The premium paid for a call or put Option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the Option, and, unless the price of the underlying security rises or declines sufficiently, the Option may expire worthless to the Portfolio. In addition, in the event that the price of the security in connection with which an Option was purchased moves in a direction favorable to the Portfolio, the benefits realized by the Portfolio as a result of such favorable movement will be reduced by the amount of the premium paid for the Option and related transaction costs.

         The staff of the SEC has taken the position that purchased over-the-counter options and certain assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Portfolio's assets (the "SEC illiquidity ceiling"). Although the Sub-Adviser disagrees with this position, the Sub-Adviser intends to limit the Portfolio's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Portfolio intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts the Portfolio has in place with such primary dealers will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of- the-money. The Portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling imposed by the SEC staff. The Portfolio may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

         OPTIONS ON STOCK INDICES: The Portfolio may write (sell) covered call and put options and purchase call and put options on stock indices ("Options on Stock Indices"). The Portfolio may cover call Options on Stock Indices by owning securities whose price changes, in the opinion of the Sub-Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. Where the Portfolio covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Portfolio may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian. The Portfolio may cover put options on stock indices by maintaining cash or cash equivalents with a value equal to the exercise price in a segregated account with its custodian, or else by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held (a) is equal to or greater than the exercise price of the put written or (b) is less than the exercise price of the put written if the difference is maintained by the Portfolio in cash or cash equivalents in a segregated account with its custodian. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

         The Portfolio will receive a premium from writing a put or call option on a stock index, which increases the Portfolio's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the Portfolio has written a call option falls or remains the same, the Portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Portfolio's stock investment. By writing a put option, the Portfolio assumes the risk of a decline in the index. To the extent that the price changes of securities owned by the Portfolio correlate with changes in the value of the index, writing covered put options on indexes will increase the Portfolio's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

         The Portfolio may also purchase put options on stock indices to hedge their investments against a decline in value. By purchasing a put option on a stock index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

         The purchase of call options on stock indices may be used by the Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

         FUTURES CONTRACTS: The Portfolio may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies or contracts based on indexes of securities as such instruments become available for trading ("Futures Contracts"). This investment technique is designed to hedge (i.e., to protect) against anticipated future changes in interest or exchange rates which otherwise might adversely affect the value of the Portfolio's portfolio securities or adversely affect the prices of long-term bonds or other securities which the Portfolio intends to purchase at a later date. Futures Contracts may also be entered into for non-hedging purposes to the extent permitted by applicable law. A "sale" of a Futures Contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a Futures Contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

         While Futures Contracts provide for the delivery of securities or currencies, such deliveries are very seldom made. Generally, a Futures Contract is terminated by entering into an offsetting transaction. The Portfolio will incur brokerage fees when it purchases and sells Futures Contracts. At the time such a purchase or sale is made, the Portfolio must allocate cash or securities as a margin deposit ("initial deposit"). It is expected that the initial deposit will vary but may be as low as 5% or less of the value of the contract. The Futures Contract is valued daily thereafter and the payment of "variation margin" may be required to be paid or received, so that each day the Portfolio may provide or receive cash that reflects the decline or increase in the value of the contract.

         The purpose of the purchase or sale of a Futures Contract, for hedging purposes in the case of a portfolio holding long-term debt securities, is to protect the Portfolio from fluctuations in interest rates without actually buying or selling long-term debt securities. For example, if the Portfolio owned long-term bonds and interest rates were expected to increase, the Portfolio might enter into Futures Contracts for the sale of debt securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Portfolio's Futures Contracts should increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. However, since the futures market is more liquid than the cash market, the use of Futures Contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities. Transactions entered into for non-hedging purposes include greater risk, including the risk of losses which are not offset by gains on other portfolio assets.

         Similarly, when it is expected that interest rates may decline, Futures Contracts may be purchased to hedge against anticipated purchases of long-term bonds at higher prices. Since the fluctuations in the value of Futures Contracts should be similar to that of long-term bonds, the Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the Futures Contracts could be liquidated and the Portfolio could buy long-term bonds on the cash market. Purchases of Futures Contracts would be particularly appropriate when the cash flow from the sale of new shares of the Portfolio could have the effect of diluting dividend earnings. To the extent the Portfolio enters into Futures Contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such Futures Contracts will consist of cash, cash equivalents or short-term money market instruments from the portfolio of the Portfolio in an amount equal to the difference between the fluctuating market value of such Futures Contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such Futures Contracts, thereby assuring that the transactions are unleveraged.

         Futures Contracts on foreign currencies may be used in a similar manner, in order to protect against declines in the dollar value of portfolio securities denominated in foreign currencies, or increases in the dollar value of securities to be acquired.

         A Futures Contract on an index of securities provides for the making and acceptance of a cash settlement based on changes in value of the underlying index. The Portfolio may enter into stock index futures contracts in order to protect the Portfolio's current or intended stock investments from broad fluctuations in stock prices and for non-hedging purposes to the extent permitted by applicable law. For example, the Portfolio may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or in part, by gains on the futures position. When the Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or in whole, offset increases in the cost of securities that Fund intends to purchase. As such acquisitions are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase such securities upon the termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities. Futures Contracts on other securities indexes may be used in a similar manner in order to protect the portfolio from broad fluctuations in securities prices and for non-hedging purposes to the extent permitted by applicable law.

         OPTIONS ON FUTURES CONTRACTS: The Portfolio may write and purchase options to buy or sell Futures Contracts ("Options on Futures Contracts"). The writing of a call Option on a Futures Contract constitutes a partial hedge against declining prices of the security or currency underlying the Futures Contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put Option on a Futures Contract constitutes a partial hedge against increasing prices of the security or currency underlying the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

         The Portfolio may purchase Options on Futures Contracts for hedging purposes as an alternative to purchasing or selling the underlying Futures Contracts, or for non-hedging purposes to the extent permitted by applicable law. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline, a rise in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the Portfolio may, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease in portfolio value occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Portfolio will increase prior to acquisition, due to a market advance, or a decline in interest rates or a rise in the dollar value of foreign currencies in which securities to be acquired are denominated, the Portfolio may purchase call Options on Futures Contracts, rather than purchasing the underlying Futures Contracts. As in the case of Options, the writing of Options on Futures Contracts may require the Portfolio to forego all or a portion of the benefits of favorable movements in the price of portfolio securities, and the purchase of Options on Futures Contracts may require the Portfolio to forego all or a portion of such benefits up to the amount of the premium paid and related transaction costs. Transactions entered into for non-hedging purposes include greater risk, including the risk of losses which are not offset by gains on other portfolio assets.

         FORWARD CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract (a "Forward Contract"). The Portfolio may enter into Forward Contracts for hedging purposes as well as for non-hedging purposes. The Portfolio may also enter into Forward Contracts for "cross hedging" purposes as noted in the Prospectus. Transactions in Forward Contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Portfolio may be required to forego the benefits of advantageous changes in exchange rates. The Portfolio may also enter into transactions in Forward Contracts for other than hedging purposes, which presents greater profit potential but also involves increased risk. For example, if the Sub- Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Portfolio may purchase or sell such currency, respectively, through a Forward

Contract. If the expected changes in the value of the currency occur, the Portfolio will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

         The Portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of Forward Contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under Forward Contracts.

         RISK FACTORS: IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH THE PORTFOLIO'S PORTFOLIO -- The Portfolio's ability effectively to hedge all or a portion of its portfolio through transactions in options, Futures Contracts, and Forward Contracts will depend on the degree to which price movements in the underlying instruments correlate with price movements in the relevant portion of that Fund's portfolio. If the values of portfolio securities being hedged do not move in the same amount or direction as the instruments underlying options, Futures Contracts or Forward Contracts traded, the Portfolio's hedging strategy may not be successful and the Portfolio could sustain losses on its hedging strategy which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the instrument underlying an option, Future Contract or Forward Contract traded and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Portfolio's overall return could be less than if the hedging transaction had not been undertaken. In the case of futures and options based on an index of securities or individual fixed income securities, the portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract. As a result, the correlation probably will not be exact. Consequently, the Portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation. In addition, where the Portfolio enters into Forward Contracts as a "cross hedge" (i.e., the purchase or sale of a Forward Contract on one currency to hedge against risk of loss arising from changes in value of a second currency), the Portfolio incurs the risk of imperfect correlation between changes in the values of the two currencies, which could result in losses.

         The correlation between prices of securities and prices of options, Futures Contracts or Forward Contracts may be distorted due to differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the option, Futures Contract and Forward Contract markets. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Sub-Adviser may still not result in a successful transaction. The trading of Options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity or termination date of the option, Futures Contract or Forward Contract approaches.

         The trading of options, Futures Contracts and Forward Contracts also entails the risk that, if the Sub-Adviser's judgment as to the general direction of interest or exchange rates is incorrect, the Portfolio's overall performance may be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates, and rates instead decline, the Portfolio will lose part or all of the benefit of the increased value of the securities being hedged, and may be required to meet ongoing daily variation margin payments.

         It should be noted that the Portfolio may purchase and write Options not only for hedging purposes, but also for the purpose of attempting to increase its return. As a result, the Portfolio will incur the risk that losses on such transactions will not be offset by corresponding increases in the value of portfolio securities or decreases in the cost of securities to be acquired.

         POTENTIAL LACK OF A LIQUID SECONDARY MARKET -- Prior to exercise or expiration, a position in an exchange-traded Option, Futures Contract or Option on a Futures Contract can only be terminated by entering into a closing purchase or sale transaction, which requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. If no such market exists, it may not be possible to close out a position, and the Portfolio could be required to purchase or sell the underlying instrument or meet ongoing variation margin requirements. The inability to close out option or futures positions also could have an adverse effect on the Portfolio's ability effectively to hedge its portfolio.

         The liquidity of a secondary market in an option or Futures Contract may be adversely affected by "daily price fluctuation limits," established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. Such limits could prevent the Portfolio from liquidating open positions, which could render its hedging strategy unsuccessful and result in trading losses. The exchanges on which options and Futures Contracts are traded have also established a number of limitations governing the maximum number of positions which may be traded by a trader, whether acting alone or in concert with others. Further, the purchase and sale of exchange-traded options and Futures Contracts is subject to the risk of trading halts, suspensions, exchange or clearing corporation equipment failures, government intervention, insolvency of a brokerage firm, intervening broker or clearing corporation or other disruptions of normal trading activity, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         OPTIONS ON FUTURES CONTRACTS -- In order to profit from the purchase of an Option on a Futures Contract, it may be necessary to exercise the option and liquidate the underlying Futures Contract, subject to all of the risks of futures trading. The writer of an Option on a Futures Contract is subject to the risks of futures trading, including the requirement of initial and variation margin deposits.

         ADDITIONAL RISKS OF TRANSACTIONS RELATED TO FOREIGN CURRENCIES AND TRANSACTIONS NOT CONDUCTED ON UNITED STATES EXCHANGES -- The available information on which the Portfolio will make trading decisions concerning transactions related to foreign currencies or foreign securities may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, and the markets for foreign securities as well as markets in foreign countries may be operating during non-business hours in the United States, events could occur in such markets which would not be reflected until the following day, thereby rendering it more difficult for the Portfolio to respond in a timely manner.

         In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Portfolio's position, unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. This could make it difficult or impossible to enter into a desired transaction or liquidate open positions, and could therefore result in trading losses. Further, over-the-counter transactions are not subject to the performance guarantee of an exchange clearing house and the Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, a financial institution or other counterparty.

         Transactions on exchanges located in foreign countries may not be conducted in the same manner as those entered into on United States exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions. Moreover, the SEC or the Commodities Futures Trading Commission ("CFTC") has jurisdiction over the trading in the United States of many types of over-the-counter and foreign instruments, and such agencies could adopt regulations or interpretations which would make it difficult or impossible for the Portfolio to enter into the trading strategies identified herein or to liquidate existing positions.

         As a result of its investments in foreign securities, the Portfolio may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in foreign currencies. The Portfolio may also be required to receive delivery of the foreign currencies underlying options on foreign currencies or Forward Contracts it has entered into. This could occur, for example, if an option written by the Portfolio is exercised or the Portfolio is unable to close out a Forward Contract it has entered into. In addition, the Portfolio may elect to take delivery of such currencies. Under such circumstances, the Portfolio may promptly convert the foreign currencies into dollars at the then current exchange rate. Alternatively, the Portfolio may hold such currencies for an indefinite period of time if the Sub-Adviser believes that the exchange rate at the time of delivery is unfavorable or if, for any other reason, the Sub- Adviser anticipates favorable movements in such rates.

         While the holding of currencies will permit the Portfolio to take advantage of favorable movements in the applicable exchange rate, it also exposes the Portfolio to risk of loss if such rates move in a direction adverse to the Portfolio's position. Such losses could also adversely affect the Portfolio's hedging strategies. Certain tax requirements may limit the extent to which the Portfolio will be able to hold currencies.

         RESTRICTIONS ON THE USE OF OPTIONS AND FUTURES: In order to assure that the Portfolio will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that the Portfolio enter into transactions in Futures Contracts and Options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the Portfolio's assets. In addition, the Portfolio must comply with the requirements of various state securities laws in connection with such transactions.

         The Portfolio has adopted the additional policy that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of the Portfolio's total assets. Moreover, the Portfolio will not purchase put and call options if, as a result, more than 5% of its total assets would be invested in such options.

         When the Portfolio purchases a Futures Contract, an amount of cash and cash equivalents will be deposited in a segregated account with the Portfolio's custodian so that the amount so segregated will at all times equal the value of the Futures Contract, thereby insuring that the leveraging effect of such Futures is minimized.

Investment Restrictions

         Each of the Portfolio Trust (with respect to the Portfolio) and the Trust (with respect to the Fund) has adopted the following investment restrictions which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Portfolio or Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities". The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

         As a matter of fundamental policy, the Portfolio (Fund) will not (except that none of the following investment restrictions shall prevent the Trust from investing all of the Fund's Assets in a separate registered investment company with substantially the same investment objective):


         (1) borrow money or mortgage or hypothecate assets of the Portfolio, except that in an amount not to exceed 1/3 of the current value of the Portfolio's net assets, it may borrow money (including from a bank or through reverse repurchase agreements, forward roll transactions involving mortgage backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "State and Federal Restrictions" below;

         (2) underwrite securities issued by other persons except insofar as the Portfolios may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of the Portfolio's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for the Portfolio's portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

     (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a
Portfolio's investment objective(s), up to 25% of its total assets may be invested in any one industry;

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (7) with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. Government securities) of any one issuer.

         Each of the Portfolio and the Fund is also subject to the following restrictions which may be changed by the Board of Trustees without shareholder approval (except that none of the following investment policies shall prevent the Trust from investing all of the Assets of the Fund in a separate registered investment company with substantially the same investment objective).

         As a matter of non-fundamental policy, the Portfolio (Fund) will not:


         (i) borrow money (including from a bank or through reverse repurchase agreements or forward roll transactions involving mortgage backed securities or similar investment techniques entered into for leveraging purposes), except that the Portfolio may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Portfolio may purchase any security while outstanding borrowings exceed 5%;


         (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

         (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

         (v) invest for the purpose of exercising control or management;

         (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio; provided further that, except in the case of a merger or consolidation, the Portfolio shall not purchase any securities of any open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

         (vii) invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable;

         (viii) invest more than 10% of the Portfolio's total assets (taken at the greater of cost or market value) in (a) securities that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Portfolio's total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

         (ix) purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

         (x) with respect to 75% of the Portfolio's (Fund's) total assets, purchase or retain in the Portfolio's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or partner of the Advisor, if after the purchase of the securities of such issuer for the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

         (xi) invest more than 5% of the Portfolio's net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Portfolio (Fund) as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Portfolio's net assets may be invested in warrants not listed on the New York Stock Exchange Inc. ("NYSE") or the American Stock Exchange;

         (xii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolios have no current intention to engage in short selling);

         (xiii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Portfolio's net assets; (c) the securities subject to the exercise of the call written by the Portfolio must be owned by the Portfolio at the time the call is sold and must continue to be owned by the Portfolio until the call has been exercised, has lapsed, or the Portfolio has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Portfolio will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio has purchased a closing put, which is a put of the same series as the one previously written); and

         (xiv) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's total net assets; and
(c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's total assets.

Percentage and Rating Restrictions

         If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy; however, the Sub-Adviser will consider such change in its determination of whether to hold the security.

                             PORTFOLIO TRANSACTIONS

         Specific decisions to purchase or sell securities for the Portfolio are made by employees of the Sub-Adviser who are appointed and supervised by its senior officers. Changes in the Portfolio's investments are reviewed by its Board of Trustees. The Portfolio's portfolio manager or management committee may serve other clients of the Sub-Adviser or any subsidiary of the Sub-Adviser in a similar capacity.

         The primary consideration in placing portfolio security transactions is execution at the most favorable prices. The Sub-Adviser has complete freedom as to the markets in and broker-dealers through which it seeks this result. In the United States and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. The Sub-Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each Advisory Agreement, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Sub-Adviser. At present no arrangements for the recapture of commission payments are in effect.

         Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD") and such other policies as the Trustees may determine, the Sub-Adviser may consider sales of shares of the Fund and of certain investment company clients of MFS Fund Distributors, Inc., the principal underwriter of certain funds in the MFS Family of Funds, as a factor in the selection of broker-dealers to execute the Portfolio's portfolio transactions.


         Under the Sub-Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser may cause the Portfolio to pay a broker-dealer which provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount other broker-dealers would have charged for the transaction if the Sub-Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their respective overall responsibilities to the Portfolio or to their other clients. Not all of such services are useful or of value in advising the Portfolio.

         The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

         Although commissions paid on every transaction will, in the judgment of the Sub-Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Sub-Adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

         Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Sub-Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Portfolio, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided such Research.


         In certain instances there may be securities which are suitable for the Portfolio as well as for the portfolio of one or more of the other clients of the Sub-Adviser or any affiliate of the Sub- Adviser. Investment decisions for the Portfolio and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Sub-Adviser to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In other cases, however, the Sub-Adviser believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

                             PERFORMANCE INFORMATION

         The Trust may, from time to time, include the yield and total return for the Fund, both computed in accordance with formulas prescribed by the Securities and Exchange Commission ("SEC"), in advertisements or reports to shareholders or prospective investors.

         Quotations of yield for the Fund will be based on all investment income per share (as defined by the SEC during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

     YIELD = 2[( a-b + 1)6-1] cd where a = dividends and interest earned during the period,

     b = expenses accrued for the period (net of reimbursements),

     c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The Fund also may, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accomplished by standardized total return information.

         Performance information for the Fund may also be compared to various unmanaged indices, such as the [ ]. Unmanaged indices (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses. Comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Fund, and the market conditions during the given time period, and should not be considered to be representative of what may be achieved in the future.

                 MANAGEMENT OF THE TRUST AND THE PORTFOLIO TRUST

Trustees and Officers

         The principal occupations of the Trustees and executive officers of the Trust for the past five years are listed below. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust and the Portfolio Trust. The address of each, unless otherwise indicated, is 6 St. James Avenue, Boston, Massachusetts 02116.

     FREDERICK  C.  CHEN,   Trustee  126  Butternut   Hollow  Road,   Greenwich,
Connecticut 06830 - Management Consultant.

ALAN S. PARSOW*, Trustee
     2222 Skyline Drive, Elkhorn, Nebraska 68022 - General Partner of Parsow Partnership, Ltd.
         (investments).

LARRY M. ROBBINS, Trustee
         Wharton Communication Program, University of Pennsylvania, 336 Steinberg Hall-Dietrich Hall, Philadelphia, Pennsylvania 19104 - Director of the Wharton Communication Program and Adjunct Professor of Management at the Wharton School of the University of Pennsylvania.

MICHAEL SEELY, Trustee
         405 Lexington Avenue, Suite 909, New York, New York 10174 - President of Investor Access Corporation (investor relations consulting firm).

PHILIP W. COOLIDGE*, President
         Chairman, President and Chief Executive Officer, Signature Financial Group, Inc. ("SFG"); Chairman, President and Chief Executive Officer, SBDS (since April, 1989), Chairman, President and Chief Executive Officer, Signature (since May, 1993); Director, Chairman and President, Signature (Cayman) (since March, 1992).

JOHN R. ELDER*, Treasurer
         Vice President, SFG (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (prior to April, 1995).

LINDA T. GIBSON*, Assistant Secretary
         Legal Counsel and Assistant Secretary, SFG (since June, 1991); Assistant Secretary, SBDS (since October, 1992); Assistant Secretary, Signature (since March, 1993); law student, Boston University School of Law (prior to May, 1992).

JAMES E. HOOLAHAN*, Vice President
         Senior Vice President, SFG (since December, 1989).

SUSAN JAKUBOSKI*, Assistant Secretary and Assistant Treasurer
         P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, B.W.I.; Manager and Senior Fund Administrator, SFG and Signature (Cayman) (since August 1994); Assistant Treasurer, SBDS (since September 1994); Fund Compliance Administrator, Concord Financial Group, Inc. (from November 1990 to August 1994).

THOMAS M. LENZ*, Secretary
         Senior  Vice  President  and  Associate  General  Counsel,  SFG  (since
         November, 1989); Assistant Secretary, SBDS (since February, 1991); Assistant Secretary, Signature (since March, 1993).

MOLLY S. MUGLER*, Assistant Secretary
         Legal Counsel and Assistant Secretary, SFG; Assistant Secretary, SBDS (since April, 1989); Assistant Secretary, Signature (since March,
         1993).

BARBARA M. O'DETTE*, Assistant Treasurer
         Assistant  Treasurer,  SFG;  Assistant  Treasurer,  SBDS (since  April,
         1989); Assistant Treasurer, Signature (since March, 1993).

ANDRES E. SALDANA*, Assistant Secretary
         Legal Counsel and Assistant Secretary, SFG (since November, 1992); Assistant Secretary, SBDS (since September, 1993); Assistant Secretary, Signature (since March, 1993); Attorney, Ropes & Gray (September, 1990 to November, 1992).

     Messrs. Coolidge, Elder, Lenz and Saldana and Mss. Gibson, Jakuboski, Mugler and O'Dette are also Trustees and/or officers of certain other investment companies of which SBDS or an affiliate is the administrator.

                               COMPENSATION TABLE



                              Pension or
                              Retirement                         Total
                              Benefits            Estimated      Compensation
               Aggregate      Accrued as          Annual         from Fund
Name of        Compensation   Part of Fund        Benefits Upon  Complex* Paid
Trustee        from Trust     Expenses            Retirement     to Trustees


Frederick C.   $4,096.42      none                none           $4,873,21
Chen
Alan S. Parsow $4,096.42      none                none           $4,873.21

Larry M.       $3,696.43      none                none           $4,373.22
Robbins

Michael Seely  $4,096.42      none                none           $4,873.21



     *The Fund Complex consists of the Trust, Republic Advisor Funds Trust and the Portfolio Trust.

         The compensation table above reflects the fees received by the Trustees from the Trust and the Portfolio Trust for the fiscal year ended October 31, 1995. The Trustees who are not "interested persons" (as defined in the 1940 Act) of either the Trust, Republic Advisor Funds Trust (another investor in the Portfolio Trust) or the Portfolio Trust will receive an annual retainer of $3,600 and a fee of $1,000 for each meeting of the Board of Trustees or committee thereof attended.

     As of [ ], 1996, the Trustees and officers of the Trust and the Portfolio Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

         The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Investment Manager

         Republic is the investment manager to the Portfolio pursuant to an investment management agreement (the "Investment Management Contract") with the Portfolio Trust. For its services, the Manager is paid a fee by the Portfolio, computed daily and paid monthly, equal on an annual basis to __% of the Portfolio's average daily net assets.

         The Investment Management Contract will continue in effect with respect to the Portfolio, provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Portfolio or by the Portfolio Trust's Board of Trustees, and (ii) by a majority of the Trustees of the Portfolio Trust who are not parties to the Investment Management Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Management Contract may be terminated with respect to the Portfolio without penalty by either party on 60 days' written notice and will terminate automatically if assigned.

         Republic is a wholly owned subsidiary of Republic New York Corporation, a registered bank holding company. No securities or instruments issued by Republic New York Corporation or Republic will be purchased for the Portfolio.

         Republic complies with applicable laws and regulations, including the regulations and rulings of the U.S. Comptroller of the Currency relating to fiduciary powers of national banks. These regulations provide, in general, that assets managed by a national bank as fiduciary shall not be invested in stock or obligations of, or property acquired from, the bank, its affiliates or their directors, officers or employees or other persons with substantial connections with the bank. The regulations further provide that fiduciary assets shall not be sold or transferred, by loan or otherwise, to the bank or persons connected with the bank as described above. Republic, in accordance with federal banking laws, may not purchase for its own account securities of any investment company the investment adviser of which it controls, extend credit to any such investment company, or accept the securities of any such investment company as collateral for a loan to purchase such securities. Moreover, Republic, its officers and employees do not express any opinion with respect to the advisability of any purchase of such securities.

         The investment advisory services of Republic to the Portfolio are not exclusive under the terms of the Investment Management Contract. Republic is free to and does render investment advisory services to others.

Sub-Adviser


         MFS Asset Management, Inc., as the Portfolio's Sub-Adviser, is responsible for the investment management of the Portfolio's assets, including making investment decisions and placing orders for the purchase and sale of securities for the Portfolio directly with the issuers or with brokers or dealers selected by the Sub-Adviser or Republic in their discretion. See "Portfolio Transactions." The Sub- Adviser also furnishes to the Board of Trustees of the Portfolio Trust, which has overall responsibility for the business and affairs of the Portfolio Trust, periodic reports on the investment performance of the Portfolio.

         The Sub-Adviser, together with its parent company, MFS, and their predecessor organizations , has a history of money management dating from 1924. MFS is a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.) which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada. The Prospectus contains information with respect to the management of the Sub- Adviser and other investment companies for which the Sub-Adviser or MFS serve as investment adviser.

         For its services, the Sub-Adviser receives from the Portfolio a fee, computed daily and based on the Portfolio's average daily net assets, equal on an annual basis to 0.75% of assets up to $50,000,000 and 0.60% of assets in excess of $50,000,000.

         The investment advisory services of the Sub-Adviser to the Portfolio are not exclusive under the terms of the Sub-Advisory Agreement. The Sub-Adviser is free to and does render investment advisory services to others.


Administrator and Portfolio Administrator

         Each Administrative Services Agreement is terminable with respect to the Fund or the Portfolio, as the case may be, without penalty at any time by vote of a majority of the respective Trustees, or by the respective Administrator, upon not less than 60 days' written notice to the Fund or the Portfolio, as the case may be. Each Agreement provides that neither the respective Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund or the Portfolio, as the case may be, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the respective Administrative Services Agreement. The minimum annual administrative services fees paid by the Fund shall be $25,000.

Distribution Plan

         A Distribution Plan has been adopted by the Trust (the "Distribution Plan") with respect to the Shares, and provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Distribution Plan without approval by shareholders of the Fund, and that any material amendments of the Distribution Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreement ("Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") has been committed to the discretion of the Independent Trustees. The Distribution Plan has been approved, and is subject to annual approval, by a majority vote of the Board of Trustees and by a majority vote of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. In adopting the Distribution Plan, the Trustees considered alternative methods to distribute the Shares and to reduce the Fund's per share expense ratio and concluded that there was a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan is terminable with respect to the Fund at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of the Shares.

Administrative Services Plan

         An Administrative Services Plan has been adopted by the Trust with respect to the Fund, and continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to the Fund by a majority vote of shareholders of the Fund. The Administrative Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Fund without the approval of a majority of shareholders of the Fund, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

Shareholder Servicing Agents

         The Trust has entered into a shareholder servicing agreement with each Shareholder Servicing Agent. For additional information, including a description of the fees paid to Shareholder Servicing Agents from assets attributable to the Shares, see "Management of the Trust - Shareholder Servicing Agents" in the Prospectus.

Fund Accounting Agent

         Pursuant to respective fund accounting agreements, Signature serves as fund accounting agent to each of the Fund and the Portfolio. For its services to the Fund, Signature receives from the Fund fees payable monthly equal on an annual basis to $12,000. For its services to the Portfolio, Signature receives fees payable monthly equal on an annual basis to $50,000.

Custodian and Transfer Agent

         Investors Bank & Trust Company serves as custodian and transfer agent for each of the Fund and the Portfolio pursuant to Custodian Agreements and Transfer Agency Agreements, respectively. The Custodian may use the services of sub-custodians with respect to the Portfolio.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value of each of the Shares of the Fund is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. As of the date of this Statement of Additional Information, the NYSE is open every weekday except for the days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The Sub-Adviser typically completes its trading on behalf of the Portfolio in various markets before 4:00 p.m., and the value of portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to 4:00 p.m. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair value as determined in good faith under the direction of the Board of Trustees of the Portfolio Trust.

         Subject to the Trust's compliance with applicable regulations, the Trust on behalf of the Fund and the Portfolio have reserved the right to pay the redemption or repurchase price of Shares, either totally or partially, by a distribution in kind of portfolio securities from the Portfolio (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the Shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

                                    TAXATION

         Each year, to qualify as a separate "regulated investment company" under the Code, at least 90% of the Fund's investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gains over net long-term capital losses) must be distributed to Fund shareholders and the Fund must meet certain diversification of assets, source of income, and other requirements. If the Fund does not so qualify, it will be taxed as an ordinary corporation.

     The Fund intends to apply to the Internal Revenue Service for rulings, including, among others, rulings to the effect that (1) the Portfolio will be treated for federal income tax purposes as a partnership and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's income attributable to that share. While the IRS has issued substantially similar rulings in the past, and SBDS anticipates that the Fund will receive the rulings it seeks, the IRS has complete discretion in granting rulings and complete assurance cannot be given that such rulings will be obtained. The Portfolio has advised its corresponding Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

         Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, for each calendar year an amount must be distributed equal to the sum of (1) at least 98% of the Fund's ordinary income (excluding any capital gains or losses) for the calendar year,
(2) at least 98% of the excess of the Fund's capital gain net income for the 12-month period ending, as a general rule, on October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

         Distributions by the Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a shareholder's cost basis, the distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

         If the Portfolio is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Portfolio's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Portfolio acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

         Some of the debt securities that may be acquired by the Portfolio may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Portfolio, original issue discount on a taxable debt security earned in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         Some of the debt securities may be purchased by the Portfolio at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired by the Portfolio will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

Options, Futures and Forward Contracts

         Some of the options, futures contracts and forward contracts entered into by the Portfolio may be "Section 1256 contracts." Section 1256 contracts held by the Portfolio at the end of its taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked-to- market" with unrealized gains or losses being treated as though they were realized. Any gains or losses, including "marked-to-market" gains or losses, on Section 1256 contracts are generally 60% long-term and 40% short-term capital gains or losses ("60/40") although all foreign currency gains and losses from such contracts may be treated as ordinary in character absent a special election.

     Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Portfolio may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gain or loss realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Portfolio. Short-term gain is taxed as ordinary income when distributed to Fund shareholders.

         The Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Fund shareholders, and which will be taxed to Fund shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         The 30% limit on gains from the disposition of certain options, futures and forward contracts held less than three months, and the qualifying income and diversification requirements applicable to the Portfolio assets, may limit the extent to which the Portfolio will be able to engage in these transactions.

Investment in Passive Foreign Investment Companies

         The  Portfolio  may invest in shares of foreign  corporations  (through
ADRs) which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Portfolio receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares held by the Portfolio. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

         Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies and certain other foreign currency contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security or contract is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to shareholders as ordinary income.

Disposition of Shares

         Upon the sale or exchange of shares of the Fund, a shareholder generally will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term if the shareholder's holding period for the shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         The information above is only a summary of some of the tax considerations affecting the Fund and its shareholders. The Portfolio, the Fund, and the Fund's distributions may also be subject to state, local, foreign or other taxes not discussed above. A prospective investor may wish to consult a tax advisor to determine the suitability of an investment in the Fund based on the prospective investor's tax situation.

                                OTHER INFORMATION

Capitalization

         The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, FundTrust Tax-Free Trust (organized on July 30, 1986) and FundVest (organized on July 17, 1984, and since renamed FundSource).
Prior to October 3, 1994 the name of the Trust was "FundTrust".

         The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

Voting Rights

         Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.


         The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio Trust is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of the Portfolio Trust's Trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

         Except as described below, whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast all of its votes on each matter at a meeting of investors in the Portfolio proportionately as instructed by the Fund's shareholders. However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Fund's shareholders with respect to any proposal relating to the Portfolio which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund.

Independent Auditors

     The Board of Trustees has appointed KPMG Peat Marwick LLP as independent accountants of the Trust and the Fund for the fiscal year ending October 31, 1996. KPMG Peat Marwick LLP will audit the Trust's annual financial statements, prepare the Trust's income tax returns, and assist in the preparation of filings with the Securities and Exchange Commission. The address of KPMG Peat Marwick LLP is 99 High Street, Boston, Massachusetts 02108. The Portfolio Trust has appointed KPMG Peat Marwick, Toronto, Ontario, as its independent accountants to audit the Portfolio's financial statements for the fiscal year ending October 31, 1996.

Counsel

         Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, passes upon certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust.

Registration Statement

         This Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


RF070B

PART C

Item 24.  Financial Statements.

         (a)   Incorporated by reference into Part A of the Registration
Statement:

FINANCIAL HIGHLIGHTS -- Republic U.S. Government Money Market Fund; Republic New York Tax Free Money Market Fund; Republic New York Tax Free Bond Fund; Republic Equity Fund; Republic Fixed Income Fund; Republic International Equity Fund.

         (b) Incorporated by reference into Part B of the Registration
Statement:

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
Statement of Net Assets, September 30, 1995
Statement of Operations for the year ended September 30, 1995
Statement of Changes in Net Assets for the years ended September 30, 1994 and September 30, 1995
Financial Highlights
Notes to Financial Statements, September 30, 1995
Report of Ernst & Young LLP
Statement of Net Assets, March 31, 1996 (unaudited)
Statement of Operations for the six months ended March 31, 1996 (unaudited) Statement of Changes in Net Assets for the year ended September 30, 1995 and the six months ended March 31, 1996 (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements, March 31, 1996 (unaudited)

REPUBLIC NEW YORK TAX FREE MONEY MARKET FUND
Statement of Net Assets, October 31, 1995
Statement of Operations for the period November 17, 1994 (commencement of operations) to October 31, 1995
Statement of Changes in Net Assets for the period November 17, 1994 (commencement of operations) to October 31, 1995
Financial Highlights
Notes to Financial Statements, October 31, 1995
Report of Ernst & Young LLP

REPUBLIC NEW YORK TAX FREE BOND FUND
Schedule of Investments, October 31, 1995
Statement of Assets and Liabilities, October 31, 1995
Statement of Operations for the period May 1, 1995 (commencement of operations) to October 31, 1995
Statement of Changes in Net Assets for the period May 1, 1995 (commencement of operations) to October 31, 1995
Financial Highlights
Notes to Financial Statements, October 31, 1995
Report of Ernst & Young LLP

REPUBLIC EQUITY FUND
Schedule of Investments, October 31, 1995
Statement  of  Assets  and  Liabilities,  October  31,  1995
Statement of Operations for the period August 1, 1995 (commencement of operations) to October 31, 1995
Statement  of Changes in Net Assets for the
period August 1, 1995 (commencement of operations) to October 31, 1995 Financial Highlights Notes to Financial Statements, October 31, 1995 Report of Ernst & Young LLP
Schedule of  Investments,  April 30, 1996  (unaudited)
Statement of Assets and Liabilities,  April 30, 1996 (unaudited)
Statement of Operations for the Period November 1, 1995 through April 30, 1996 (unaudited)
Statement  of  Changes in Net  Assets  (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements, April 30, 1996 (unaudited)

REPUBLIC FIXED INCOME FUND
Statement of Assets and Liabilities, October 31, 1995
Statement of Operations for the period January 9, 1995 (commencement of operations) to October 31, 1995
Statement of Changes in Net Assets for the period January 9, 1995 (commencement of operations) to October 31, 1995
Financial Highlights
Notes to Financial Statements, October 31, 1995
Report of Ernst & Young LLP
Statement of Assets and  Liabilities,  April 30, 1996  (unaudited)
Statement of Operations for the Period November 1, 1995 through April 30, 1996 (unaudited)
Statement  of  Changes  in  Net  Assets  (unaudited)
Financial  Highlights (unaudited)
Notes to Financial Statements,  April 30, 1996 (unaudited)

FIXED INCOME PORTFOLIO
Schedule of Investments, October 31, 1995
Statement of Assets and Liabilities, October 31, 1995
Statement of Operations for the period January 9, 1995 (commencement of operations) to October 31, 1995
Statement of Changes in Net Assets for the period January 9, 1995 (commencement of operations) to October 31, 1995
Financial Highlights
Notes to Financial Statements, October 31, 1995
Report of Ernst & Young
Schedule of  Investments,  April 30, 1996  (unaudited)
Statement  of Assets and Liabilities,  April 30, 1996 (unaudited)
Statement of Operations for the Period November 1, 1995 through April 30, 1996 (unaudited)
Statement  of  Changes  in  Net  Assets   (unaudited)
Financial Highlights (unaudited)
Notes to Financial Statements,  April 30, 1996 (unaudited)

REPUBLIC INTERNATIONAL EQUITY FUND
Statement of Assets and Liabilities, October 31, 1995
Statement of Operations for the period January 9, 1995 (commencement of operations) to October 31, 1995
Statement of Changes in Net Assets for the period January 9, 1995 (commencement of operations) to October 31, 1995
Financial Highlights
Notes to Financial Statements, October 31, 1995
Report of Ernst & Young LLP
Statement of Assets and Liabilities, April 30, 1996 (unaudited) Statement of Operations for the Period November 1, 1995 through April 30, 1996 (unaudited) Statement of Changes in Net Assets (unaudited) Financial Highlights (unaudited) Notes to Financial Statements, April 30, 1996 (unaudited)
Report of Ernst & Young LLP

INTERNATIONAL EQUITY PORTFOLIO
Schedule of Investments, October 31, 1995
Statement of Assets and Liabilities, October 31, 1995
Statement of Operations for the period January 9, 1995 (commencement of operations) to October 31, 1995
Statement of Changes in Net Assets for the period January 9, 1995 (commencement of operations) to October 31, 1995
Financial Highlights
Notes to Financial Statements, October 31, 1995
Report of Ernst & Young
Schedule of  Investments,  April 30, 1996  (unaudited)
Statement  of Assets and Liabilities,  April 30, 1996 (unaudited)
Statement of Operations for the Period November 1, 1995 through April 30, 1996 (unaudited)
Statement of Changes in Net Assets  (unaudited)
Financial   Highlights   (unaudited)
Notes  to  Financial Statements, April 30, 1996 (unaudited)


         (b) Exhibits

1. Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments.1


1(a). Establishment and designation of series for Republic Taxable Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund.7


2. By-Laws.1

4. Specimen certificate of shares of beneficial interest of Republic Funds.1

5(a). Master Investment Advisory Contract, with supplements regarding Republic New York Tax Free Bond Fund, Republic New York Tax Free Money Market Fund and Republic Equity Fund.1

5(b). Subadvisory Agreement between Lord, Abbett & Co. and Republic National Bank of New York regarding Republic Equity Fund.1

5(c). Amended and Restated Second Master Investment Advisory Contract, with supplement regarding Republic U.S. Government Money Market Fund.1

6(a). Master Distribution Contract, with supplements regarding Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Taxable Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund.6

6(b). Second Master Distribution Contract, with supplements regarding Republic International Equity Fund and Republic Fixed Income Fund.1

8(a). Custodian Agreement.1

8(b). Transfer Agency and Service Agreement.1

9(a). Form of Service Agreement.1

9(b). Master Administrative Services Contract, with supplements regarding Republic Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Taxable Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund.6


9(c). Second Master Administrative Services Contract, with supplements regarding Republic Fixed Income Fund and Republic International Equity Fund.1

9(d). Amended and Restated Administrative Services Plan.6


10. Opinion of Counsel.2


11.   Consent of Independent Auditors.8


13(a). Initial Investor Representation letter regarding Republic International Equity Fund and Republic Fixed Income Fund.3

13(b). Initial Investor Representation letter regarding Republic Equity Fund.2


15(a). Amended and Restated Master Distribution Plan, with supplements regarding Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Taxable Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund.6


16. Schedule of Performance Computations.1


17. Financial Data Schedules.8


18. Multiple Class Plan.5

19. Powers of Attorney of Trustees and Officers of Registrant and Republic Portfolios.8

-----------------
    1 Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

    2 Incorporated herein by reference from post-effective amendment No. 33 to the Registration Statement as filed with the SEC on June 27, 1995.

    3 Incorporated herein by reference from post-effective amendment No. 29 to the Registration Statement as filed with the SEC on December 20, 1994.

    4 Incorporated herein by reference from Exhibit 18 to post-effective amendment No. 28 to the Registration Statement as filed with the SEC on December 2, 1994.

    5 Incorporated herein by reference from post-effective amendment No. 36 to the Registration Statement as filed with the SEC on March 1, 1996.

    6 Incorporated herein by reference from post-effective amendment No. 37 to the Registration Statement as filed with the SEC on April 4, 1996.

    7 Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

    8  Filed herewith.


Item 25. Persons Controlled by or under Common Control with
Registrant.

         Not applicable.

Item 26. Number of Holders of Securities


         As of October 31, 1996, the number of shareholders of each Fund was as follows:

Republic U.S. Government Money Market Fund: 789
Republic New York Tax Free Money Market Fund: 182
Republic New York Tax Free Bond Fund: 17
Republic Bond Fund: 2
Republic Equity Fund: 34
Republic Overseas Equity Fund: 3
Republic Opportunity Fund: 5


Item 27. Indemnification

         Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees or officers of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable.



         If a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees or officers of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees or officers in connection with the shares being registered, the Registrant will, unless in the opinion of its Counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 28. Business and Other Connections of Investment Advisers


     (a) Republic National Bank of New York ("Republic") acts as investment adviser to Republic Funds and Republic Advisor Funds Trust, and is a subsidiary of Republic New York Corporation ("RNYC"), 452 Fifth Avenue, New York, New York 10018, a registered bank holding company. Republic's directors and principal executive officers, and their business and other connections for at least the past two years, are as follows (unless otherwise noted by footnote, the address of all directors and officers is 452 Fifth Avenue, New York, New York 10018):

NAME --  BUSINESS AND OTHER CONNECTIONS

KURT ANDERSEN
Vice Chairman and a Director of Republic New York Corporation ("RNYC") and Republic Bank.

ANTHONY G. CHAPPELL
Executive Vice President and Director of Republic Bank.

CYRIL  S.  DWEK
Vice Chairman of the Board and Director of Republic Bank and RNYC.

ERNEST GINSBERG
Vice Chairman of the Board and Director of RNYC and Republic Bank.

NATHAN HASSON
Vice Chairman of the Board, Director and Treasurer of Republic Bank and Vice Chairman of the Board and Director of RNYC.

JEFFREY C.  KEIL
President and Director of RNYC and Vice Chairman of the Board and Director of Republic Bank.

PETER KIMMELMAN
A private investor and a Director of RNYC and Republic Bank.(1)

PAUL L. LEE
Executive Vice President and Director of Republic Bank;
Executive Vice President and General Counsel of RNYC.

LEONARD LIEBERMAN
Director of various companies, including Consolidated Cigar Corporation and Outlet Communications, Inc.; Director of RNYC and Republic Bank.

WILLIAM C.  MACMILLEN, JR.
President, William C. MacMillen & Co., Inc. (Investment Banking) and a Director of RNYC and Republic Bank.(2)

PETER J. MANSBACH
Director and Chairman of the Executive Committee of Republic Bank and RNYC.

MARTIN  F.  MERTZ
Director of RNYC and Republic Bank.

CHARLES G.  MEYER, JR.
President of Cord Meyer Development Co. and Director of Republic Bank.(3)

JAMES L.  MORICE
Partner in the management consulting and executive search firm of Mirtz Morice, Inc. and a Director of RNYC and Republic Bank.(4)

E.  DANIEL MORRIS
President, Corsair Capital Corporation and Director of RNYC.

DR. JANET L.  NORWOOD
Senior Fellow at The Urban Institute (research organization); Director of RNYC and Republic Bank.

JOHN A. PANCETTI
Director of RNYC and Republic Bank.

VITO S.  PORTERA
Vice Chairman of the Board, and a Director of RNYC and Republic Bank. Also, Chairman of the Board of Republic International Bank of New York, the Florida Edge Act subsidiary of Republic Bank.

WILLIAM P. ROGERS
Partner, Rogers & Wells and Director of RNYC and Republic Bank.

SLIAS SAAL
Vice Chairman and Director of Republic Bank and RNYC; Chief Trading Officer of Republic Bank.

DOV C. SCHLEIN
President and Chief Operating Officer of Republic Bank, and a Director of RNYC and Republic Bank.

RICHARD C. SPIKERMAN
Executive Vice President and Director of Republic Bank.

JOHN TAMBERLANE
Director of Republic Bank; President of the Consumer Bank Division of Republic Bank.

WALTER  H.  WEINER
Chairman of the Board, Director and Chief Executive Officer of Republic Bank and RNYC.

GEORGE T. WENDLER
Vice Chairman and Director of Republic Bank; Senior Credit Officer of Republic Bank.

PETER WHITE
Senior Consultant and a Director of RNYC and Republic Bank.

-----------------------------------
(1) 1270 Avenue of the Americas, Suite 3010, New York  10020.
(2) 254 Victoria Place, Lawrence, New York  11559.
(3) 111-15 Queens Boulevard, 2nd Floor, Forest Hills, New York,
    New York  11375.
(4) One Dock Street, Stamford, CT  06902


ITEM 29.   PRINCIPAL UNDERWRITER

         (a) Signature Broker-Dealer Services, Inc. (the "Sponsor") and its affiliates serve as distributor and administrator for other registered investment companies.

         (b) The information required by this Item 29 with respect to each director or officer of Signature is hereby incorporated herein by reference from Schedule A of Form BD as filed by the Sponsor pursuant to the Securities Exchange Act of 1934 (File No. 8-41134).

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


     The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: Republic National Bank of New York, 452 Fifth Avenue, New York, New York 10018; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035; and Investors Bank & Trust Company, N.A., 89 South Street, Boston, Massachusetts 02110.


ITEM 31.  MANAGEMENT SERVICES

         Not applicable.

ITEM 32.  UNDERTAKINGS

         (a) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.


         (c) The Registrant undertakes to file a post-effective amendment, using financials which need not be certified, within four to six months following the latter of the effective date of Post-Effective Amendment No. 39 or the date that shares of the Republic Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund were publicly offered. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the filing of the amendment.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Republic Funds certifies that it has duly caused this registration statement on Form N-1A (File No. 33-7647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized in Columbus, Ohio on the 25th day of November, 1997.



REPUBLIC FUNDS

By /S/ GEORGE MARTINEZ
   ---------------------------
   George Martinez
   President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on November 25th, 1997.



/S/ GEORGE MARTINEZ
--------------------------
George Martinez
President


/S/ADRIAN WATERS
--------------------------
Adrian Waters
Treasurer and Principal Accounting and Financial Officer


ALAN S. PARSOW*
--------------------------
Alan S. Parsow
Trustee

LARRY M. ROBBINS*
--------------------------
Larry M. Robbins
Trustee

MICHAEL SEELY*
--------------------------
Michael Seely
Trustee

FREDERICK C. CHEN*
--------------------------
Frederick C. Chen
Trustee


*By /S/ALLAN S. MOSTOFF
    --------------------------
    Allan S. Mostoff,
    as attorney-in-fact pursuant to a power of attorney filed herewith.

SIGNATURES


     Republic Portfolios (the "Portfolio Trust") has duly caused this amendment to the registration statement on Form N-1A (File No. 33-7647) ("Registration Statement") of Republic Funds (the "Trust") to be signed on its behalf by the undersigned, thereto duly authorized in Ireland on the 26th day of November, 1997



REPUBLIC PORTFOLIOS

By GEORGE MARTINEZ**
   --------------------------
   George Martinez
   President


         Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on November 27, 1997.


GEORGE MARTINEZ**
--------------------------
George Martinez
President of the Portfolio Trust


/S/ ADRIAN WATERS
--------------------------
Adrian Waters
Treasurer and Principal Accounting and Financial Officer of the Portfolio Trust


ALAN S. PARSOW*
--------------------------
Alan S. Parsow
Trustee of the Portfolio Trust

LARRY M. ROBBINS*
--------------------------
Larry M. Robbins
Trustee of the Portfolio Trust

MICHAEL SEELY*
--------------------------
Michael Seely
Trustee of the Portfolio Trust

FREDERICK C. CHEN*
--------------------------
Frederick C. Chen
Trustee of the Portfolio Trust


*By /S/ ALLAN S. MOSTOFF
    --------------------------
    Allan S. Mostoff,
    as attorney-in-fact pursuant to a power of attorney filed herewith.

** By /S/ ADRIAN WATERS
      ------------------------
     Adrian Waters,
     as attorney-in-fact pursuant to a power of attorney filed herewith.

                                  EXHIBIT LIST



Exhibit No.                             Exhibit Name


11                                      Consents of Independent Auditors

17 (filed as 27)                        Financial Data Schedules

19                                      Powers of Attorney